As filed with the Securities and Exchange Commission on December 30, 2011

File Nos. 33-97598 and 811-09102

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 189	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 191	☒

(Check appropriate box or boxes)

iShares, Inc.

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

351 West Camden Street

Baltimore, MD 21201

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	ANDREW JOSEF, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BLACKROCK INSTITUTIONAL TRUST COMPANY, N.A.
787 SEVENTH AVENUE	1875 K STREET, N.W.	400 HOWARD STREET
NEW YORK, N.Y. 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On December 30, 2011 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☐	The post-effective amendment designates a new effective date for a previously filed post-effective amendment

December 30, 2011

2011 Prospectus

iShares MSCI Emerging Markets Growth Index Fund

EGRW •NASDAQ

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

“MSCI Emerging Markets Growth IndexSM ” is a servicemark of MSCI Inc. and has been licensed for use for certain purposes by BlackRock Institutional Trust Company, N.A. (“BTC”). iShares® is a registered trademark of BTC. The Fund is not sponsored, endorsed, sold, or promoted by MSCI Inc. nor does MSCI Inc. make any representation regarding the advisability of investing in the Fund.
i

[THIS PAGE INTENTIONALLY LEFT BLANK]

iSHARES® MSCI EMERGING MARKETS GROWTH INDEX FUND

Ticker: EGRW Stock Exchange: NASDAQ

Investment Objective

The iShares MSCI Emerging Markets Growth Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Growth Index (the “Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares, Inc. (the “Company”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses. BFA, the investment adviser to the Fund, has contractually agreed to waive a portion of its management fees in order to limit Total Annual Operating Expenses to 0.49% of average daily net assets until December 31, 2014.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Fee Waiver	Total Annual Operating Expenses After Fee Waiver
0.68%	None	None	0.68%	(0.19)%	0.49%

Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$50	$157

S-1

Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Underlying Index is a subset of the MSCI Emerging Markets Index. The Underlying Index generally represents approximately 50% of the MSCI Emerging Markets Index and consists of those securities classified by MSCI Inc. (“MSCI”) as most representing the growth style. Securities classified as growth style generally tend to have higher forecasted earnings growth rates, lower book value to price ratios, lower forward earnings to price ratios and lower dividend yields than securities representing the value style. MSCI uses a specialized framework to attribute both value and growth style characteristics to each security within the Underlying Index. Each security is evaluated based on certain value factors and growth factors, which are then used to calculate a value score and growth score. Based upon these two scores, MSCI determines the extent to which each security is assigned to the value or growth style. It is possible for a single security to have representation in both the value and growth style indexes; however, no more than 100% of a security’s float-adjusted market capitalization will be included within the combined style framework.

As of December 1, 2011, the Underlying Index consisted of issuers in the following 21 emerging market countries or regions: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey. Component companies include consumer discretionary, consumer staples, financial and information technology companies. The component companies may change over time.

The Fund generally invests at least 80% of its assets in securities of the Underlying Index or in depositary receipts representing securities in the Underlying Index. The Fund may invest the remainder of its assets in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index and in other investments including future contracts, options on futures contracts, options and swaps related to the Underlying Index, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Fund invests all of its assets that are invested in India through a wholly owned subsidiary located in the Republic of Mauritius (the “Subsidiary”). BFA will serve as investment adviser to both the Fund and the Subsidiary. Unless otherwise indicated, the term Fund, as used in this Prospectus, means the Fund and/or the Subsidiary, as applicable.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many

S-2

investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is MSCI.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries, which may include large, mid or small capitalization companies, to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.

Commodity Exposure Risk. The Fund invests in economies that are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have an adverse impact on those economies.

Concentration Risk. To the extent that the Fund’s investments are concentrated in a particular issuer, country, region, market, industry or asset class, the Fund may be

S-3

susceptible to loss due to adverse occurrences affecting that issuer, country, region, market, industry or asset class.

Consumer Discretionary Sector Risk. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income and consumer preferences, social trends and marketing campaigns.

Consumer Staples Sector Risk. The consumer staples sector may be affected by marketing campaigns, changes in consumer demands, government regulations and changes in commodity prices.

Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories.

Emerging Markets Risk. The Fund’s investments in emerging markets may be subject to a greater risk of loss than investments in more developed markets. Emerging markets may be more likely to experience inflation risk, political turmoil and rapid changes in economic conditions than more developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with custody of securities.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financial Sector Risk. Performance of companies in the financial sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

Geographic Risk. A natural or other disaster could occur in a geographic region in which the Fund invests.

Growth Securities Risk. The Fund invests in growth securities, which may be more volatile than other types of investments.

Information Technology Sector Risk. Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund may not fully replicate the Underlying Index, it is subject to the risk that BFA’s investment management strategy may not produce the intended results.

S-4

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund’s performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risk. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a non-U.S. issuer or market. The Fund is specifically exposed to Asian Economic Risk and Central and South American Economic Risk.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including declining markets.

Privatization Risk. Some countries in which the Fund invests have begun a process of privatizing certain entities and industries. Privatized entities may lose money or be re-nationalized.

Reliance on Trading Partners Risk. The Fund invests in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. Through its trading partners, the Fund is specifically exposed to Asian Economic Risk, Central and South American Economic Risk, European Economic Risk and U.S. Economic Risk.

Risk of Investing in India. Investment in Indian issuers involves risks that are specific to India, including legal, regulatory, political and economic risks. The securities markets in India are relatively underdeveloped and may subject the Fund to higher transaction costs or greater uncertainty than investments in more developed securities markets. Such risks may adversely affect the value of the Fund’s investments.

Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities, as a result of the system of share registration and custody in Russia.

S-5

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Security Risk. Some countries and regions in which the Fund invests have experienced security concerns. Incidents involving a country’s or region’s security may cause uncertainty in these markets and may adversely affect their economies and the Fund’s investments.

Structural Risk. The countries in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index. BFA EXPECTS THAT THE FUND MAY EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR SIMILAR INDEX EXCHANGE-TRADED FUNDS.

Treaty/Tax Risk. The Fund and the Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius (“DTAA”) for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Valuation Risk. The value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Performance Information

As of the date of the Fund’s prospectus (the “Prospectus”), the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.

Management

Investment Adviser. BlackRock Fund Advisors.

Portfolio Managers. Christopher Bliss, Rene Casis, Diane Hsiung and Greg Savage (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Mr. Bliss, Mr. Casis, Ms. Hsiung and Mr. Savage have been Portfolio Managers of the Fund since inception.

Purchase and Sale of Fund Shares

The Fund is an exchange-traded fund (commonly referred to as an “ETF”). Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares that have been aggregated into blocks of 200,000 shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund generally

S-6

will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day.

Tax Information

The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account (“IRA”).

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

S-7

[THIS PAGE INTENTIONALLY LEFT BLANK]

More Information About the Fund

This Prospectus contains important information about investing in the Fund. Please read this Prospectus carefully before you make any investment decisions. Additional information regarding the Fund is available at www.iShares.com.

BFA is the investment adviser to the Fund. Shares of the Fund are listed for trading on The NASDAQ Stock Market (“NASDAQ”). The market price for a share of the Fund may be different from the Fund’s most recent NAV.

ETFs are funds that trade like other publicly traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents a partial ownership in an underlying portfolio of securities intended to track a market index. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, shares of the Fund may be purchased or redeemed directly from the Fund at NAV solely by authorized participants. Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

The Fund invests in a particular segment of the securities markets and seeks to track the performance of a securities index that generally is not representative of the market as a whole. The Fund is designed to be used as part of broader asset allocation strategies. Accordingly, an investment in the Fund should not constitute a complete investment program.

An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and the Underlying Index may vary due to transaction costs, non-U.S. currency valuations, asset valuations, corporate actions (such as mergers and spin-offs), timing variances and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Underlying Index or to the use of representative sampling. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of the Underlying Index. BFA expects that, over time, the Fund’s tracking error will not exceed 5%. Because the Fund uses a representative sampling indexing strategy, it can be expected to have a larger tracking error than if it used a replication indexing strategy. “Replication” is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.

An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, BFA or any of its affiliates.

The Fund’s investment objective and the Underlying Index may be changed without shareholder approval.

1

A Further Discussion of Principal Risks

The Fund is subject to various risks, including the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. You could lose all or part of your investment in the Fund, and the Fund could underperform other investments.

Asian Economic Risk. Certain Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Economic events in any one Asian country may have a significant economic effect on the entire Asian region.

Asset Class Risk. The securities in the Underlying Index or in the Fund’s portfolio may underperform the returns of other securities or indexes that track other countries, groups of countries, regions, industries, groups of industries, markets, asset classes or sectors. Various types of securities or indexes tend to experience cycles of outperformance and underperformance in comparison to the general securities markets.

Central and South American Economic Risk. The economies of certain Central and South American countries have experienced high interest rates, economic volatility, inflation, currency devaluations, government defaults and high unemployment rates. In addition, commodities (such as oil, gas and minerals) represent a significant percentage of exports for these regions and many economies in these regions are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries in these regions.

Commodity Exposure Risk. Economies and companies whose performance is reflected in the Fund’s portfolio or Underlying Index may be adversely affected by changes or trends in commodity prices. Commodity prices may be influenced or characterized by unpredictable factors, including, where applicable, high volatility, changes in supply and demand relationships, weather, agriculture, trade, pestilence, political instability, changes in interest rates and monetary and other governmental policies, action and inaction. Securities of companies held by the Fund that are dependent on a single commodity, or are concentrated in a single commodity sector, may typically exhibit even higher volatility attributable to commodity prices.

Concentration Risk. To the extent that the Fund’s portfolio reflects the Underlying Index’s concentration in the securities of a particular issuer or issuers in a particular country, group of countries, region, market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that issuer, country, group of countries, region, market, industry, group of industries, sector or asset class.

Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and

2

consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

Consumer Staples Sector Risk. The Fund invests in companies in the consumer staples sector. The consumer staples sector may be affected by the permissibility of using various food additives and production methods, marketing campaigns and other factors affecting consumer demand. Tobacco companies, in particular, may be adversely affected by new laws, regulations and litigation. The consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors.

Currency Risk. Because the Fund’s NAV is determined on the basis of the U.S. dollar, investors may lose money if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings in that market increases.

Custody Risk. Custody risk refers to the risks inherent in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets may make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets. In general, the less developed a country’s securities market is, the greater the likelihood of custody problems.

Emerging Markets Risk. Investments in emerging markets are subject to a greater risk of loss than investments in more developed markets. This is due to, among other things, the potential for greater market volatility, lower trading volume, inflation, political and economic instability, greater risk of a market shutdown and more governmental limitations on foreign investments than typically found in more developed markets. In addition, emerging markets often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risks associated with custody of securities. Certain emerging market countries may also lack the infrastructure necessary to induce large amounts of foreign trade and investment.

Equity Securities Risk. The Fund invests in equity securities, which are subject to changes in value that may be attributable to market perception of a particular issuer or to general stock market fluctuations that affect all issuers. Investments in equity securities may be more volatile than investments in other asset classes.

European Economic Risk. The Economic and Monetary Union of the European Union (the “EU”) requires member countries to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and some or all of the emerging markets

3

economies. The European financial markets have recently experienced volatility and have been adversely affected by concerns about economic downturns, credit rating downgrades, rising government debt levels and possible default on or restructuring of government debt in several European countries, including Greece, Ireland, Italy, Portugal and Spain. A default or debt restructuring by any European country would adversely impact holders of that country’s debt, and sellers of credit default swaps linked to that country’s creditworthiness, which may be located in countries other than those listed in the previous sentence. These events have adversely affected the value and exchange rate of the euro and may continue to significantly affect the economies of every country in Europe, including EU member countries that do not use the euro and non-EU member countries.

Financial Sector Risk. Companies in the financial sector of an economy are often subject to extensive governmental regulation and, recently, government intervention and the potential for additional regulation, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Governmental regulation may change frequently and may have significant adverse consequences for companies in the financial sector, including effects not intended by such regulation. The impact of recent or future regulation in various countries on any individual financial company or on the sector as a whole cannot be predicted. Certain risks may impact the value of investments in the financial sector more severely than investments outside this sector, including the risks associated with companies that operate with substantial financial leverage. Companies in the financial sector may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations, credit rating downgrades and adverse conditions in other related markets. Over the past few years, the deterioration of the credit markets has impacted a broad range of mortgage, asset-backed, auction rate, sovereign debt and other markets, including U.S. and non-U.S. credit and interbank money markets, thereby affecting a wide range of financial institutions and markets. A number of large financial institutions have failed, merged with stronger institutions or have had significant government infusions of capital. This situation has created instability in the financial markets and caused certain financial companies to incur large losses. Some financial companies have experienced declines in the valuations of their assets, taken actions to raise capital (such as the issuance of debt or equity securities), or even ceased operations. Some financial companies have borrowed significant amounts of capital from governments and may face future government-imposed restrictions on their businesses or increased government intervention. These actions have caused the securities of many financial companies to decline in value.

Geographic Risk. Some markets in which the Fund invests are located in parts of the world that have historically been prone to natural disasters, such as earthquakes, volcanoes, droughts, floods, hurricanes and tsunamis, and are economically sensitive to environmental events. Any natural or other disaster could have a significant adverse impact on the economies of these geographic areas, causing an adverse impact on the Fund’s investments in the affected region.

4

Growth Securities Risk. Growth companies are companies whose earnings growth potential appears to be greater than the market in general and whose revenue growth is expected to continue for an extended period. Stocks of growth companies or “growth securities” have market values that may be more volatile than those of other types of investments. Growth securities typically do not pay a dividend, which can help cushion stock prices in market downturns and reduce potential losses.

Information Technology Sector Risk. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Any issuer of these securities may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, expiration of patent protection, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Management Risk. The Fund may not fully replicate the Underlying Index and may hold securities not included in the Underlying Index. As a result, the Fund is subject to the risk that BFA’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Risk. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected.

Market Trading Risk

Absence of Active Market. Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.

Risk of Secondary Listings. The Fund’s shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund’s primary listing is maintained. There can be no assurance that the Fund’s shares will continue to trade on any such stock exchange or in any market or that the Fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any

5

market. The Fund’s shares may be less actively traded in certain markets than others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.

Secondary Market Trading Risk. Shares of the Fund may trade in the secondary market at times when the Fund does not accept orders to purchase or redeem shares. At such times, shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when the Fund accepts purchase and redemption orders.

Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or other reasons. In addition, trading in Fund shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the stock exchange or market. There can be no assurance that the requirements necessary to maintain the listing or trading of Fund shares will continue to be met or will remain unchanged.

Shares of the Fund, similar to shares of issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility associated with short selling.

Shares of the Fund May Trade at Prices Other Than NAV. Shares of the Fund trade on stock exchanges at prices at, above or below their most recent NAV. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings since the most recent calculation. The trading prices of the Fund’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than NAV. The trading prices of the Fund’s shares may deviate significantly from NAV during periods of market volatility. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. However, because shares can be created and redeemed in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), BFA believes that large discounts or premiums to the NAV of the Fund are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that the Fund’s shares normally will trade on stock exchanges at prices close to the Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the Fund’s NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or extreme market volatility may result in trading prices for shares of the Fund that differ significantly from its NAV.

Costs of Buying or Selling Fund Shares. Buying or selling Fund shares on an exchange involves two types of costs that apply to all securities transactions. When buying or selling shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers as determined by that broker. In addition, you may incur the cost of the “spread” – that is, the difference between what

6

investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

Non-Diversification Risk. The Fund is classified as “non-diversified.” This means that the Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Non-U.S. Securities Risk. Investments in the securities of non-U.S. issuers are subject to all of the risks of investing in the market where such issuers are located, including heightened risks of inflation or nationalization and market fluctuations caused by economic and political developments. As a result of investing in non-U.S. securities, the Fund may be subject to increased risk of loss caused by any of the factors listed below:

  Lower levels of liquidity and market efficiency;
  Greater securities price volatility;
  Exchange rate fluctuations and exchange controls;
  Less availability of public information about issuers;
  Limitations on foreign ownership of securities;
  Imposition of withholding or other taxes;
  Imposition of restrictions on the expatriation of the funds or other assets of the Fund;
  Higher transaction and custody costs and delays in settlement procedures;
  Difficulties in enforcing contractual obligations;
  Lower levels of regulation of the securities market;
  Weaker accounting, disclosure and reporting requirements; and
  Legal principles related to corporate governance, directors’ fiduciary duties and
7

  liabilities and stockholders’ rights in markets in which the Fund invests may differ and/or may not be as extensive or protective as those that apply in the United States.

Passive Investment Risk. The Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The Fund invests in securities included in, or representative of, the Underlying Index regardless of their investment merits. BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

Privatization Risk. Some countries in which the Fund invests have begun a process of privatization of certain entities and industries. In some instances, investors in newly privatized entities have suffered losses due to the inability of the newly privatized entities to adjust quickly to a competitive environment or changing regulatory and legal standards or, in some cases, due to re-nationalization of such privatized entities. There is no assurance that such losses will not recur.

Reliance on Trading Partners Risk. Economies in emerging market countries generally are heavily dependent upon commodity prices and trade with certain key trading partners. Reduction in spending on the products and services of emerging market countries by any of their key trading partners, institution of tariffs or other trade barriers or a slowdown in the economies of any of their key trading partners may cause an adverse impact on the economies of the emerging market countries included in the Underlying Index.

Risk of Investing in India. India is an emerging market and exhibits significantly greater market volatility from time to time in comparison to more developed markets. Political and legal uncertainty, greater government control over the economy, currency fluctuations or blockage, and the risk of nationalization or expropriation of assets may offer higher potential for losses.

Moreover, governmental actions can have a significant effect on the economic conditions in India, which could adversely affect the value and liquidity of the Fund’s investments. The securities markets in India are comparatively underdeveloped, and stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets. The limited liquidity of the Indian securities markets may also affect the Fund’s ability to acquire or dispose of securities at the price and time that it desires.

Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. In addition, the Reserve Bank of India (“RBI”) has imposed limits on foreign ownership of Indian securities, which may decrease the liquidity of the Fund’s portfolio and result in extreme volatility in the prices of Indian securities. These factors, coupled with the lack of extensive accounting, auditing and financial reporting standards and practices, as compared to the United States, may increase the Fund’s risk of loss.

Further, certain Indian regulatory approvals, including approvals from the Securities and Exchange Board of India (“SEBI”), the central government and the tax authorities (to the extent that tax benefits need to be utilized), may be required before the Fund can make investments in the securities of Indian companies.

8

Risk of Investing in Russia. Investing in Russian securities involves significant risks, in addition to those described under “Emerging Markets Risk” and “Non-U.S. Securities Risk” that are not typically associated with investing in U.S. securities, including:

  the risk of delays in settling portfolio transactions and the risk of loss arising out of the system of share registration and custody used in Russia;
  risks in connection with the maintenance of the Fund’s portfolio securities and cash with foreign subcustodians and securities depositories, including the risk that appropriate sub-custody arrangements will not be available to the Fund;
  the risk that the Fund’s ownership rights in portfolio securities could be lost through fraud or negligence as a result of the fact that ownership in shares of Russian companies is recorded by the companies themselves and by registrars, rather than by a central registration system; and
  the risk that the Fund may not be able to pursue claims on behalf of its shareholders because of the system of share registration and custody, and because Russian banking institutions and registrars are not guaranteed by the government.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Security Risk. Some countries and regions in which the Fund invests have experienced acts of terrorism or strained international relations due to territorial disputes, historical animosities or other defense concerns. These situations may cause uncertainty in the markets of these countries and regions and may adversely affect the performance of their economies.

Structural Risk. Certain countries in which the Fund invests have experienced currency devaluations, substantial rates of inflation or economic recessions causing a negative effect on their economies and securities markets.

Tracking Error Risk. Imperfect correlation between the Fund’s portfolio securities and those in the Underlying Index, rounding of prices, changes to the Underlying Index and regulatory requirements may cause tracking error, which is the divergence of the Fund’s performance from that of the Underlying Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index. BFA EXPECTS THAT THE FUND MAY EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR SIMILAR INDEX ETFS.

Treaty/Tax Risk. The Fund intends to operate, in part, through the Subsidiary, which would in turn invest in securities of Indian issuers. The Subsidiary in Mauritius should be eligible to take advantage of the benefits of the DTAA for so long as it holds a tax

9

residency certificate in Mauritius. Numerous investors have relied on the benefits of the DTAA to invest in India through Mauritius in the past. However, in the past 10-15 years a number of parties have challenged the DTAA or the interpretation of the DTAA. Circular 789, issued on April 13, 2000 by the Indian Central Board of Direct Taxes, clarifies that whenever the Mauritius revenue authorities have issued a certificate of tax residence, such certificate would constitute sufficient evidence for accepting the status of residence of Mauritius tax residents for purposes of applying the provisions of the DTAA. The Supreme Court of India in 2003 subsequently held and declared Circular 789 to be valid following litigation regarding Circular 789. As of the date of this Prospectus, Circular 789 is still valid and in force.

However, recently issued rulings suggest that the Indian tax administration’s analysis may have changed, and that the tax authorities may now focus on a number of factors when assessing whether a foreign entity is eligible for the benefit of the provisions of a tax treaty, including, among others, the place of management of the foreign resident company and the level of substance in the jurisdiction in which it is incorporated. In addition, both the Indian tax administration and Indian courts seem now to be very aggressive towards structures involving offshore funds investing directly or indirectly in India, in particular those from Mauritius.

Recently, there have been reports in the Indian press that the Indian government is seeking to renegotiate the DTAA. Members of the Indian Parliament have also proposed legislation that could eliminate the benefits of the DTAA. No assurance can be given that the terms of the DTAA will not be renegotiated or subject to a different interpretation in the future. Any change in the provisions of the DTAA or in its applicability to the Subsidiary could result in the imposition of withholding and capital gains taxes and other taxes on the Subsidiary by tax authorities in India. This could significantly reduce the return to the Fund on its investments and the return received by the Fund’s shareholders.

Indian Tax Risk. The Direct Taxes Code, 2010 (“New Taxes Code”) was recently tabled before the Lok Sabha (the lower house of the Indian Parliament), which, if enacted, will replace the existing Income Tax Act, 1961 (“Income Tax Act”) with effect from April 1, 2012. Further, provisions of the New Taxes Code, if enacted, could change the manner in which the Subsidiary is currently taxed in India, and could adversely impact the returns to the Fund/Subsidiary and its shareholders. In addition, the New Taxes Code may not be enacted in its current draft form. Hence, no assurance can be given that the interpretations described in this discussion will remain in effect. Any changes could also be applied retroactively, including to transactions entered into before the effective date of the New Taxes Code. Investors are urged to consult their own tax advisers with respect to their own tax situations and the tax consequences of an investment in the Fund. For a brief overview of matters in relation to Indian taxation, please see The Direct Taxes Code, 2010 section of this Prospectus.

U.S. Economic Risk. The United States is a significant, and in some cases the most significant, trading partner of or foreign investor in certain emerging markets and the economies of these countries may be particularly affected by adverse changes in the U.S. economy. Decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rate or a recession in the United States may have a material adverse

10

effect on the economies of these nations and, as a result, securities to which the Fund has exposure.

Valuation Risk. Because non-U.S. exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. In addition, for purposes of calculating the Fund’s NAV, the value of assets denominated in non-U.S. currencies is converted into U.S. dollars using exchange rates deemed appropriate by BFA. This conversion may result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.

A Further Discussion of Other Risks

The Fund may also be subject to certain other risks associated with its investments and investment strategies.

African Economic Risk. Investing in the economies of African countries involves risks not typically associated with investments in securities of issuers in more developed economies, countries or geographic regions that may negatively affect the value of your investment in the Fund. Such heightened risks include, among others, expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, civil war, and social instability as a result of religious, ethnic and/or socioeconomic unrest.

The securities markets in Africa are underdeveloped and are often considered to be less correlated to global economic cycles than markets located in more developed countries or geographic regions. Securities markets in Africa are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. Moreover, trading on securities markets may be suspended altogether.

Certain governments in Africa may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in those countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in countries in Africa. Moreover, certain countries in Africa may require governmental approval or special licenses prior to investment by foreign investors and may limit the amount of investment by foreign investors in a particular industry and/or issuer and may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domestic investors of those countries and/or impose additional taxes on foreign investors. These factors, among others, make investing in issuers located or operating in countries in Africa significantly riskier than investing in issuers located or operating in more developed countries.

11

Energy Sector Risk. The energy sector of an economy is cyclical and highly dependent on commodities prices. The market values of companies in the energy sector are strongly affected by the levels and volatility of global energy prices, energy supply and demand, capital expenditures on exploration and production, energy conservation efforts, exchange rates and technological advances, among other factors. Companies in this sector may be subject to substantial government regulation and contractual fixed pricing, which may increase the cost of business and limit these companies’ earnings. A significant portion of their revenues depends on a relatively small number of customers, including governmental entities and utilities. As a result, governmental budget constraints may have a material adverse effect on the stock prices of companies in this industry. Energy companies may also operate in countries with less developed regulatory regimes or a history of expropriation, nationalization or other adverse policies. Energy companies also face a significant risk of civil liability from accidents resulting in injury or loss of life or property, pollution or other environmental mishaps, equipment malfunctions or mishandling of materials and a risk of loss from terrorism and natural disasters. Any such event could have serious consequences for the general population of the area affected and result in a material adverse impact on the Fund’s portfolio and the performance of the Fund. Energy companies can be significantly affected by the supply of, and demand for, specific products (e.g., oil and natural gas) and services, exploration and production spending, government regulation, world events and general economic conditions.

Materials Sector Risk. Companies in the materials sector may be adversely affected by commodity price volatility, exchange rates, import controls, increased competition, depletion of resources, technical progress, labor relations, exchange rates and government regulations, among other factors. Also, companies in the materials sector are at risk of liability for environmental damage and product liability claims. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns.

Mid-Capitalization Companies Risk. Many of the companies in which the Fund invests are considered mid-capitalization companies. Stock prices of mid-capitalization companies may be more volatile than those of large-capitalization companies and, therefore, the Fund’s share price may be more volatile than those of funds that invest a larger percentage of their assets in stocks issued by large-capitalization companies. Stock prices of mid-capitalization companies are also more vulnerable than those of large-capitalization companies to adverse business or economic developments, and the stocks of mid-capitalization companies may be less liquid, making it difficult for the Fund to buy and sell them. In addition, mid-capitalization companies generally have less diverse product lines than large-capitalization companies and are more susceptible to adverse developments related to their products.

Telecommunications Sector Risk. The telecommunications sector of an economy is subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new adverse regulatory requirements may negatively affect the business of the telecommunications companies. Government actions around the world, specifically in the area of pre-marketing clearance of products and prices, can be arbitrary and unpredictable. Companies in the telecommunications sector may encounter distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology. Technological innovations may make the products and services of telecommunications companies obsolete.

Portfolio Holdings Information

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”). The holdings of the Fund can be found at www.iShares.com. Fund

12

fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares (1-800-474-2737).

Management

Investment Adviser. As investment adviser, BFA has overall responsibility for the general management and administration of the Company. BFA provides an investment program for the Fund and manages the investment of the Fund’s assets. In managing the Fund, BFA may draw upon the research and expertise of its asset management affiliates with respect to certain portfolio securities. In seeking to achieve the Fund’s investment objective, BFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages BFA’s extensive resources.

Pursuant to the Investment Advisory Agreement between BFA and the Company (entered into on behalf of the Fund), BFA is responsible for substantially all expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

For its investment advisory services to the Fund, BFA is entitled to receive a management fee from the Fund based on a percentage of the Fund’s average daily net assets, at an annual rate of 0.68%. BFA has contractually agreed to waive a portion of its management fee for its investment advisory services to the Fund in order to limit Total Annual Operating Expenses to 0.49% of average daily net assets until December 31, 2014. Because the Fund has been in operation for less than one full fiscal year, this percentage reflects the rate at which BFA will be paid.

BFA is located at 400 Howard Street, San Francisco, CA 94105. It is an indirect wholly owned subsidiary of BlackRock, Inc. (“BlackRock”). As of September 30, 2011, BFA and its affiliates, including BTC and BlackRock, provided investment advisory services for assets in excess of $3.35 trillion. BFA, BTC, BlackRock Execution Services, BlackRock and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Fund may also invest.

A discussion regarding the basis for the Company’s Board of Directors’ (the “Board”) approval of the Investment Advisory Agreement with BFA will be available in the Fund’s semi-annual report for the period ending February 29, 2012.

Portfolio Managers. Christopher Bliss, Rene Casis, Diane Hsiung and Greg Savage are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his or her portfolio management team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of his or her portfolio management team that have more limited responsibilities.

Christopher Bliss has been employed by BFA (formerly, Barclays Global Fund Advisors (“BGFA”)) and BTC (formerly, Barclays Global Investors, N.A. (“BGI”)) as a senior portfolio manager since 2005. Prior to that, Mr. Bliss was a portfolio manager from

13

2004 to 2005 for BGFA and BGI. Mr. Bliss has been a Portfolio Manager of the Fund since inception.

Rene Casis has been employed by BFA and BTC as a senior portfolio manager since 2009. From 2005 to 2009, Mr. Casis was a trader at Barclays Capital. Prior to that, Mr. Casis was a portfolio manager from 2000 to 2005 for BGFA and BGI. Mr. Casis has been a Portfolio Manager of the Fund since inception.

Diane Hsiung has been employed by BFA and BTC as a senior portfolio manager since 2007. Prior to that, Ms. Hsiung was a portfolio manager from 2002 to 2006 for BGFA and BGI. Ms. Hsiung has been a Portfolio Manager of the Fund since inception.

Greg Savage has been employed by BFA and BTC as a senior portfolio manager since 2006. Prior to that, Mr. Savage was a portfolio manager from 2001 to 2006 for BGFA and BGI. Mr. Savage has been a Portfolio Manager of the Fund since inception.

The Fund’s SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership (if any) of shares in the Fund.

Administrator, Custodian and Transfer Agent. State Street Bank and Trust Company (“State Street”) is the administrator, custodian and transfer agent for the Fund.

Conflicts of Interest. BFA wants you to know that there are certain entities with which BFA has relationships that may give rise to conflicts of interest, or the appearance of conflicts of interest. These entities include the following: BFA’s affiliates (including BlackRock and The PNC Financial Services Group, Inc., and each of their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and BlackRock’s significant shareholder, Barclays Bank PLC and its affiliates, including Barclays PLC (each, an “Entity” and together, the “Entities”).

The activities of BFA, the Affiliates and the Entities in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Fund and its shareholders. BFA and its Affiliates or the Entities provide investment management services to other funds and discretionary managed accounts that may follow an investment program similar to that of the Fund. BFA, its Affiliates and the Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. BFA, one or more of the Affiliates or the Entities acts, or may act, as an investor, investment banker, research provider, investment manager, financier, underwriter, advisor, market maker, trader, prime broker, lender, agent or principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the Fund may directly or indirectly invest. Thus, it is likely that the Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from, entities for which BFA, an Affiliate or an Entity performs or seeks to perform investment banking or other services.

14

BFA or one or more Affiliates or Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Fund, including in securities issued by other open-end and closed-end investment management companies, including investment companies that are affiliated with the Fund and BFA, to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”). The trading activities of BFA, these Affiliates and Entities are carried out without reference to positions held directly or indirectly by the Fund and may result in BFA, an Affiliate or an Entity having positions that are adverse to those of the Fund.

No Affiliate or Entity is under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, an Affiliate or an Entity may compete with the Fund for appropriate investment opportunities. As a result of this and several other factors, the results of the Fund’s investment activities may differ from those of an Affiliate or an Entity and of other accounts managed by an Affiliate or an Entity, and it is possible that the Fund could sustain losses during periods in which one or more Affiliates or Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

The Fund may, from time to time, enter into transactions in which BFA or an Affiliate’s or an Entity’s clients have an interest adverse to the Fund. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Fund. Transactions by one or more Affiliate- or Entity-advised clients or BFA may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund.

An Entity may maintain securities indices as part of its product offerings. Index-based funds seek to track the performance of securities indices and may use the name of the index in the fund name. Index providers, including the Entities, may be paid licensing fees for use of their indices or index names. Entities will not be obligated to license their indices to BFA and its Affiliates, and BFA and its Affiliates will not be assured that the terms of any index licensing agreement with the Entities will be as favorable as those terms offered to other index licensees.

The Fund’s activities may be limited because of regulatory restrictions applicable to one or more Affiliates or Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Fund may invest in securities of companies with which an Affiliate or an Entity has or is trying to develop investment banking relationships or in which an Affiliate or an Entity has significant debt or equity investments. The Fund also may invest in securities of companies for which an Affiliate or an Entity provides or may some day provide research coverage. An Affiliate or an Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund, and may receive compensation for such services. The Fund may also make brokerage and other payments to Affiliates or Entities in connection with the Fund’s portfolio investment transactions.

Pursuant to a securities lending program approved by the Board, the Fund has retained an Affiliate of BFA to serve as the securities lending agent for the Fund to the extent that the Fund participates in the securities lending program. For these services, the

15

lending agent may receive a fee from the Fund, including a fee based on the returns earned on the Fund’s investment of the cash received as collateral for any loaned securities. In addition, one or more Affiliates may be among the entities to which the Fund may lend its portfolio securities under the securities lending program.

The activities of BFA, the Affiliates or Entities may give rise to other conflicts of interest that could disadvantage the Fund and its shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest. See the Fund’s SAI for further information.

Shareholder Information

Additional shareholder information, including how to buy and sell shares of the Fund, is available free of charge by calling toll-free: 1-800-iShares (1-800-474-2737) or visiting our website at www.iShares.com.

Buying and Selling Shares. Shares of the Fund may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section of this Prospectus. Only an Authorized Participant (as defined in the Creations and Redemptions section) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than a Creation Unit.

Shares of the Fund will be listed on a national securities exchange for trading during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies. The Company does not impose any minimum investment for shares of the Fund purchased on an exchange. The Fund’s shares trade under the trading symbol “EGRW.”

Buying or selling Fund shares on an exchange involves two types of costs that may apply to all securities transactions. When buying or selling shares of the Fund through a broker, you will likely incur a brokerage commission or other charges determined by your broker. The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. In addition, you may incur the cost of the “spread” – that is, any difference between the bid price and the ask price. The spread varies over time for shares of the Fund based on its trading volume and market liquidity, and is generally lower if the Fund has a lot of trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity.

The Board has adopted a policy of not monitoring for frequent purchases and redemptions of Fund shares (“frequent trading”) that appear to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of the Fund’s portfolio securities after the close of the primary markets for the Fund’s portfolio securities and the reflection of that change in the Fund’s NAV (“market timing”), because the Fund generally sells and redeems its shares directly through transactions that are in-kind and/or for cash, subject to the conditions described below under Creations and Redemptions. The Board has not adopted a policy of monitoring for other frequent trading activity because shares of the Fund are listed for trading on a national securities exchange.

16

The national securities exchange on which the Fund’s shares are listed is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s primary listing exchange is NASDAQ.

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in SEC rules or in an SEC exemptive order issued to the Company. In order for a registered investment company to invest in shares of the Fund beyond the limitations of Section 12(d)(1) pursuant to the exemptive relief obtained by the Company, the registered investment company must enter into an agreement with the Company.

Book Entry. Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for shares of the Fund. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.

Share Prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and are affected by market forces such as supply and demand, economic conditions and other factors. Information regarding the intraday value of shares of the Fund, also known as the “indicative optimized portfolio value” (“IOPV”), is disseminated every 15 seconds throughout the trading day by the national securities exchange on which the Fund’s shares are listed or by market data vendors or other information providers. The IOPV is based on the current market value of the securities and/or cash required to be deposited in exchange for a Creation Unit. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by the Fund at a particular point in time or the best possible valuation of the current portfolio. Therefore, the IOPV should not be viewed as a “real-time” update of the Fund’s NAV, which is computed only once a day. The IOPV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Fund. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the United States. The Fund is not involved in, or responsible for, the calculation or dissemination of the IOPV and makes no representation or warranty as to its accuracy.

17

Determination of Net Asset Value. The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the regularly scheduled close of business of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing provided that (a) any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers (as detailed below) and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.

The value of the securities and other assets held by the Fund, and its liabilities, are determined pursuant to valuation policies and procedures approved by the Board. The Fund’s assets and liabilities are valued primarily on the basis of market quotations.

Equity investments are valued at market value, which is generally determined using the last reported official closing price or last trading price on the exchange or market on which the security is primarily traded at the time of valuation.

The Fund invests in non-U.S. securities. Foreign currency exchange rates are generally determined as of 4:00 p.m., London time. Non-U.S. securities held by the Fund may trade on weekends or other days when the Fund does not price its shares. As a result, the Fund’s NAV may change on days when Authorized Participants will not be able to purchase or redeem Fund shares.

Generally, trading in non-U.S. securities, U.S. government securities, money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.

When market quotations are not readily available or are believed by BFA to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BFA in accordance with policies and procedures approved by the Fund’s Board. BFA may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, or where there is a significant event subsequent to the most recent market quotation. A “significant event” is an event that, in the judgment of BFA, is likely to cause a material change to the closing market price of the asset or liability held by the Fund. Non-U.S. securities whose values are affected by volatility that occurs in U.S. markets on a trading day after the close of non-U.S. securities markets may be fair valued.

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments

18

using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.

The value of assets or liabilities denominated in non-U.S. currencies will be converted into U.S. dollars using exchange rates deemed appropriate by BFA as investment adviser. Use of a rate different from the rate used by the Index Provider may adversely affect the Fund’s ability to track the Underlying Index.

Dividends and Distributions

General Policies. Dividends from net investment income, if any, generally are declared and paid semi-annually by the Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Company may make distributions on a more frequent basis for the Fund. The Company reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company (“RIC”) or to avoid imposition of income or excise taxes on undistributed income or realized gains.

Dividends and other distributions on shares of the Fund are distributed on a pro rata basis to beneficial owners of such shares. Dividend payments are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from the Fund.

Dividend Reinvestment Service. No dividend reinvestment service is provided by the Company. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of the Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

Taxes. As with any investment, you should consider how your investment in shares of the Fund will be taxed. The tax information in this Prospectus is provided as general information, based on current law. You should consult your own tax professional about the tax consequences of an investment in shares of the Fund.

Unless your investment in Fund shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when the Fund makes distributions or you sell Fund shares.

Taxes on Distributions. Distributions from the Fund’s net investment income (other than qualified dividend income), including distributions of income from securities lending and distributions out of the Fund’s net short-term capital gains, if any, are taxable to you as ordinary income. Distributions by the Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to

19

you as long-term capital gains, generally at a 15% tax rate (0% at certain income levels), regardless of how long you have held the Fund’s shares. Distributions by the Fund that qualify as qualified dividend income are taxable to you at long-term capital gain rates for taxable years beginning on or before December 31, 2012. The 15% and 0% tax rates expire for taxable years beginning after December 31, 2012. Maximum long-term capital gain income tax rates are scheduled to rise to 20% in 2013. Beginning in 2013, a 3.8% U.S. federal Medicare contribution tax will be imposed on “net investment income,” including interest, dividends, and capital gains, of U.S. individuals with income exceeding $200,000 (or $250,000 if married and filing jointly), and of estates and trusts.

Dividends will be qualified dividend income to you if they are attributable to qualified dividend income received by the Fund. Generally, qualified dividend income includes dividend income from taxable U.S. corporations and qualified non-U.S. corporations, provided that the Fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. Substitute dividends received by the Fund with respect to dividends paid on securities lent out will not be qualified dividend income. For this purpose, a qualified non-U.S. corporation means any non-U.S. corporation that is eligible for benefits under a comprehensive income tax treaty with the U.S., which includes an exchange of information program or if the stock with respect to which the dividend was paid is readily tradable on an established U.S. securities market. The term excludes a corporation that is a passive foreign investment company.

Dividends received by the Fund from a real estate investment trust (“REIT”) or another RIC generally are qualified dividend income only to the extent the dividend distributions are made out of qualified dividend income received by such REIT or RIC. It is expected that dividends received by the Fund from a REIT and distributed to a shareholder generally will be taxable to the shareholder as ordinary income.

For a dividend to be treated as qualified dividend income, the dividend must be received with respect to a share of stock held without being hedged by the Fund, and with respect to a share of the Fund held without being hedged by you, for 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date.

If your Fund shares are loaned out pursuant to a securities lending arrangement, you may lose the ability to use foreign tax credits passed through by the Fund or to treat Fund dividends paid while the shares are held by the borrower as qualified dividend income.

In general, your distributions are subject to U.S. federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

If the Fund’s distributions exceed current and accumulated earnings and profits, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be

20

taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold. Once a shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the shareholder holds shares of the Fund as capital assets.

If you are neither a resident nor a citizen of the United States or if you are a non-U.S. entity, the Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies, provided that withholding tax will generally not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of long-term capital gains or upon the sale or other disposition of shares of the Fund.

A 30% withholding tax will be imposed on dividends paid after December 31, 2013, and redemption proceeds paid after December 31, 2014, to (i) foreign financial institutions including non-U.S. investment funds unless they agree to collect and disclose to the Internal Revenue Service (“IRS”) information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to enter into agreements with the IRS that state that they will provide the IRS information, including the name, address and taxpayer identification number of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information, and determine certain other information as to their account holders. Other foreign entities will need to provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

Dividends, interest and capital gains earned by the Fund with respect to non-U.S. securities may give rise to withholding and other taxes imposed by non-U.S. countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the total assets of the Fund at the close of a year consists of non-U.S. stocks or securities, the Fund may “pass through” to you certain non-U.S. income taxes (including withholding taxes) paid by the Fund. This means that you would be considered to have received as an additional dividend your share of such non-U.S. taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income, or, subject to certain limitations, a credit in calculating your U.S. federal income tax.

For purposes of foreign tax credits for U.S. shareholders of the Fund, foreign capital gains taxes may not produce associated foreign source income, thereby limiting a U.S. person’s ability to use such credits.

If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

21

Taxes When Shares are Sold. Currently, any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares. Beginning in 2013, any such capital gains, including from sales of Fund shares or from capital gain dividends, will be included in “net investment income” for purposes of the 3.8% U.S. federal Medicare contribution tax mentioned above.

The foregoing discussion summarizes some of the consequences under current U.S. federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax adviser about the potential tax consequences of an investment in shares of the Fund under all applicable tax laws.

Mauritius Tax Disclosure. The Fund will conduct its investment activities in India through the Subsidiary and, as mentioned above, expects to obtain benefits under the DTAA. In order to be eligible to claim benefits under the DTAA, the Subsidiary must satisfy certain conditions, including the establishment and maintenance of a valid tax residence in Mauritius. The Subsidiary has obtained a certificate from the Mauritius authorities providing that it is a resident of Mauritius under the DTAA. The Fund expects the Subsidiary to maintain its Mauritius tax residency. The Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of foreign tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. Further, the Subsidiary is not subject to capital gains tax in Mauritius nor is it subject to tax in Mauritius on any gains from the sale of securities. Any dividends paid by the Subsidiary to the Fund will also be exempt from tax in Mauritius. The foregoing is based upon current interpretation and practice and is subject to future changes in the tax laws of India or Mauritius and in the DTAA.

Indian Tax Disclosure. In the event the benefits under the DTAA are denied, the following rates of tax under the Indian Income Tax Act will be applicable (these rates are inclusive of applicable surcharges):

  Dividend: Dividend income earned by the Subsidiary will not be subject to Indian tax. However, the Indian company declaring and paying such dividend would be subject to Dividend Distribution Tax at an effective rate of 16.223% on the amount of the dividend paid out.
  Interest: Interest paid to the Subsidiary in respect of debt obligations of Indian issuers will be subject to Indian income tax. The tax rate in the case of a rupee-denominated debt obligation is 42.024%. In the case of a foreign-currency denominated debt obligation, the tax rate is 21.012%.
  However, if the Subsidiary is registered as a sub-account with SEBI, interest from securities will be subject to tax at the rate of 21.012%.
  Securities Transaction Tax: Transactions involving the purchase or sale of shares or any other security traded on a recognized Indian stock exchange are subject to Securities Transaction Tax (“STT”) at the rate of 0.125% on the transaction value of
22

  the purchase or sale. This STT is not applicable to primary issuances of equity shares by a company or to off-market transactions. Hence, STT will be payable if the Subsidiary buys or sells listed securities on a recognized Indian stock exchange.
  Capital Gains: With respect to the Subsidiary, capital gains will be taxed as follows: (i) short-term: 15.759% with respect to shares/debentures listed on any recognized stock exchange in India and where the sale is subject to STT, and 42.024% in any other case, however, if the Subsidiary is registered as a sub-account with SEBI, this rate will be 31.518%, (ii) long-term: 0% with respect to shares listed on any recognized stock exchange in India and where the sale is subject to STT, and 21.012% in any other case, however, if the Subsidiary is a SEBI registered sub-account, this rate will be 10.506%.

The Direct Taxes Code, 2010. The New Taxes Code has been tabled before the Lok Sabha (the lower house of the Indian Parliament), which, if enacted, will replace the existing Income Tax Act with effect from April 1, 2012. The New Taxes Code proposes several changes in the tax regime and administration thereof. There are several provisions therein which may severely impact the proposed structure, including the ones set out below, which are based on the current draft of the New Taxes Code, which may not be enacted in the current draft form. They are as follows:

  General anti-avoidance rules would apply (depending on rules yet to be framed by the Indian government) where foreign entities claiming the benefit of a tax treaty lack commercial substance in their country of incorporation. In cases where such anti-avoidance provisions are successfully invoked, the provisions of applicable tax treaties would be overridden. Other provisions would tax the income earned on the transfer of a foreign company’s shares outside of India if, at any time in the preceding 12-month period, 50% or more of the fair value of assets of the foreign company being transferred is represented, directly or indirectly, by underlying Indian assets.
  Specific rules with respect to the documentation to be provided by a foreign entity which claims the benefit of a tax treaty into which India entered. In particular, the current draft of the New Taxes Code provides that a person shall be entitled to claim relief under the relevant tax treaty only upon receipt of a tax residency certificate in the “prescribed form.” Currently, there is no guidance on what the “prescribed form” is. This seems to suggest that a certificate of residence would be the minimum requirement for treaty entitlement.
  The Subsidiary can be considered to be a resident in India if its place of effective management at any time in the year is in India. “Place of effective management” is defined in the New Taxes Code as (i) the place where the board of directors of the company or its executive directors, as the case may be, make their decisions; or (ii) in a case where the board of directors routinely approve the commercial and strategic decisions made by the executive directors or officers of the company, the place where such executive directors or officers of the company perform their functions.

Creations and Redemptions. Prior to trading in the secondary market, shares of the Fund are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units of 200,000 shares or multiples thereof. Each “creator” or

23

“Authorized Participant” enters into an authorized participant agreement with the Fund’s distributor, SEI Investments Distribution Co. (the “Distributor”).

A creation transaction, which is subject to acceptance by the transfer agent, generally takes place when an Authorized Participant deposits into the Fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the Fund in exchange for a specified number of Creation Units. To the extent practicable, the composition of such portfolio generally corresponds pro rata to the holdings of the Fund.

Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the Fund (“Fund Securities”) and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable by the Fund. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.

Only an Authorized Participant may create or redeem Creation Units directly with the Fund.

The Fund intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant and has executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Fund’s SAI.

Because new shares may be created and issued on an ongoing basis, at any point during the life of the Fund a “distribution,” as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus

24

delivery exemption provided by Section 4(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.

Costs Associated with Creations and Redemptions. Authorized Participants are charged standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation and redemption transaction fees are set forth in the table below. The standard creation transaction fee is charged to the Authorized Participant on the day such Authorized Participant creates a Creation Unit, and is the same regardless of the number of Creation Units purchased by the Authorized Participant on the applicable business day. Similarly, the standard redemption transaction fee is charged to the Authorized Participant on the day such Authorized Participant redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by an Authorized Participant on the applicable business day. In addition, if a purchase or redemption consists solely or partially of cash, the Authorized Participant may be required to cover certain brokerage, tax, foreign exchange, execution, market impact (including expenses associated with certain brokerage execution guarantees, as further described in the Fund’s SAI) and other costs and expenses related to the execution of trades resulting from the cash portion of such transactions. The Authorized Participants may also be required to pay an additional charge (up to the maximum amounts shown in the table below) to cover other costs related to a creation or redemption transaction. Investors who use the services of a broker or other financial intermediary may pay fees for such services.

The following table shows, as of December 30, 2011, the approximate value of one Creation Unit, standard fees and maximum additional charges for creations and redemptions (as described above):

Approximate Value of a Creation Unit	Creation Unit Size	Standard Creation/ Redemption Transaction Fee	Maximum Additional Charge for Creations*	Maximum Additional Charge for Redemptions*
$10,000,000	200,000	$14,500	3.0%	2.0%

*	As a percentage of the net asset value per Creation Unit, inclusive, in the case of redemptions, of the standard redemption transaction fee.

Householding. Householding is an option available to certain Fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

25

Distribution

The Distributor distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor’s principal address is One Freedom Valley Drive, Oaks, PA 19456.

In addition, BFA or its Affiliates make payments to broker-dealers, banks or other financial intermediaries (together, “intermediaries”) related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, or their making shares of the Fund and certain other iShares funds available to their customers. Such payments, which may be significant to the intermediary, are not made by the Fund. Rather, such payments are made by BFA or its Affiliates from their own resources, which come directly or indirectly in part from fees paid by the iShares funds complex. Payments of this type are sometimes referred to as revenue-sharing payments. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the revenue-sharing payments it is eligible to receive. Therefore, such payments to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend the Fund or other iShares funds over another investment. More information regarding these payments is contained in the Fund’s SAI. Please contact your salesperson or other investment professional for more information regarding any such payments his or her firm may receive from BFA or its Affiliates.

Financial Highlights

Financial highlights for the Fund are not available because, as of the effective date of this Prospectus, the Fund has not commenced operations, and therefore has no financial highlights to report.

Index Provider

MSCI is a leading provider of global indexes and benchmark related products and services to investors worldwide. MSCI is not affiliated with the Company, BTC, BFA, State Street, the Distributor or any of their respective affiliates.

BTC has entered into a license agreement with the Index Provider to use the Underlying Index. BTC sublicenses rights in the Underlying Index to the Company at no charge.

Disclaimers

This Prospectus and the SAI have not been filed with SEBI, and SEBI will not in any manner vouch for the financial soundness of the Fund/Subsidiary, BFA or the Portfolio Managers, or for the adequacy of the statements made in this Prospectus and the SAI. BFA or the Portfolio Managers will not be registered with SEBI.

26

The Fund is not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of the shares of the Fund or any member of the public regarding advisability of investing in funds generally or in the Fund particularly or the ability of the Underlying Index to track general stock market performance. MSCI is the licensor of certain trademarks, service marks and trade names of MSCI and of the Underlying Index which is determined, composed and calculated by MSCI without regard to the Company, BTC, BFA or the Fund. MSCI has no obligation to take the needs of the BTC, BFA or the owners of the shares of the Fund into consideration in determining, composing or calculating the Underlying Index. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is redeemable for cash. Neither MSCI nor any other party has any obligation or liability to owners of the shares of the Fund in connection with the administration, marketing or trading of the Fund.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEXES FROM SOURCES WHICH MSCI CONSIDERS RELIABLE, NEITHER MSCI NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA INCLUDED THEREIN. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE’S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE SHARES OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED BY MSCI FOR USE HEREIN OR FOR ANY OTHER USE. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND MSCI HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MSCI OR ANY OTHER PARTY HAVE ANY LIABILITY FOR DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Shares of the Fund are not sponsored, endorsed or promoted by NASDAQ. NASDAQ makes no representation or warranty, express or implied, to the owners of the shares of the Fund or any member of the public regarding the ability of the Fund to track the total return performance of the Underlying Index or the ability of the Underlying Index to track stock market performance. NASDAQ is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Underlying Index, nor in the determination of the timing of, prices of, or quantities of shares of the Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. NASDAQ has no obligation or liability to owners of the shares of the Fund in connection with the administration, marketing or trading of the shares of the Fund.

27

NASDAQ does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein. NASDAQ makes no warranty, express or implied, as to results to be obtained by the Company on behalf of the Fund as licensee, licensee’s customers and counterparties, owners of the shares of the Fund, or any other person or entity from the use of the subject index or any data included therein in connection with the rights licensed as described herein or for any other use. NASDAQ makes no express or implied warranties and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall NASDAQ have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

BFA does not guarantee the accuracy or the completeness of the Underlying Index or any data included therein and BFA shall have no liability for any errors, omissions or interruptions therein.

BFA makes no warranty, express or implied, to the owners of shares of the Fund or to any other person or entity, as to results to be obtained by the Fund from the use of the Underlying Index or any data included therein. BFA makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall BFA have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

28

   [THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

For more information visit www.iShares.com or call 1-800-474-2737

Copies of the Prospectus, SAI and other information can be found on our website at www.iShares.com. For more information about the Fund, you may request a copy of the SAI. The SAI provides detailed information about the Fund and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

If you have any questions about the Company or shares of the Fund or you wish to obtain the SAI free of charge, please:

Call:	1-800-iShares or 1-800-474-2737 (toll free) Monday through Friday, 8:30 a.m. to 6:30 p.m. (Eastern time)
Email:	iSharesETFs@blackrock.com
Write:	c/o SEI Investments Distribution Co. One Freedom Valley Drive, Oaks, PA 19456

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC’s website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

No person is authorized to give any information or to make any representations about the Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

Investment Company Act File No.: 811-09102

IS-P-EGRW-1211

iShares®, Inc.

Statement of Additional Information

Dated December 30, 2011

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the current prospectus (the “Prospectus”) for the following fund of iShares, Inc. (the “Company”):

Fund	Ticker	Stock Exchange
iShares MSCI Emerging Markets Growth Index Fund (the “Fund”)	EGRW	NASDAQ

The Prospectus for the Fund is dated December 30, 2011, as amended and supplemented from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Company’s distributor, SEI Investments Distribution Co. (the “Distributor”), at One Freedom Valley Drive, Oaks, PA 19456, calling 1-800-iShares (1-800-474-2737) or visiting www.iShares.com. The Fund’s Prospectus is incorporated by reference to this SAI.

iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. (“BTC”).

i

ii

iii

Page
Shareholder Communications to the Board	70
iv

General Description of the Company and the Fund

The Company currently consists of more than 40 investment series or portfolios. The Company was organized as a Maryland corporation on August 31, 1994 and is authorized to have multiple series or portfolios. The Company is an open-end management investment company registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Company’s shares is registered under the Securities Act of 1933, as amended (the “1933 Act”). This SAI relates solely to the Fund.

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (the “Underlying Index”) representing publicly-traded equity securities of issuers in a particular broad market, market segment, market sector or group of industries. The Fund is managed by BlackRock Fund Advisors (“BFA”), an indirect wholly owned subsidiary of BlackRock, Inc.

The Fund offers and issues shares at their net asset value per share (“NAV”) only in aggregations of a specified number of shares (“Creation Unit”), generally in exchange for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) included in its Underlying Index (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”). Shares of the Fund are listed for trading on The Nasdaq Stock Market, LLC (“NASDAQ” or the “Listing Exchange”), a national securities exchange. Shares of the Fund are traded in the secondary market and elsewhere at market prices that may be at, above or below the Fund’s NAV. Shares are redeemable only in Creation Units, and, generally, in exchange for portfolio securities and a Cash Component. Creation Units typically are a specified number of shares, generally 200,000 or multiples thereof.

The Company reserves the right to permit or require that creations and redemptions of shares are effected fully or partially in cash. Shares may be issued in advance of receipt of Deposit Securities, subject to various conditions, including a requirement to maintain with the Company a cash deposit equal to at least 105% and up to 115%, which percentage BFA may change from time to time, of the market value of the omitted Deposit Securities. See the Creation and Redemption of Creation Units section of this SAI. Transaction fees and other costs associated with creations or redemptions that include a cash portion may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to investment management companies offering redeemable securities.

Exchange Listing and Trading

A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the Shareholder Information section of the Fund’s Prospectus. The discussion below supplements, and should be read in conjunction with, that section of the Prospectus.

Shares of the Fund are listed for trading, and trade throughout the day, on the Listing Exchange and other secondary markets. Shares of the Fund may also be listed on certain non-U.S. exchanges. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of shares of the Fund will continue to be met. The Listing Exchange may, but is not required to, remove the shares of the Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of Fund shares, there are fewer than 50 beneficial owners of shares of the Fund for 30 or more consecutive trading days, (ii) the value of the Underlying Index on which the Fund is based is no longer calculated or available, (iii) the “indicative optimized portfolio value” (“IOPV”) of the Fund is no longer calculated or available, or (iv) any other event shall occur or condition shall exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. The Listing Exchange will also remove shares of the Fund from listing and trading upon termination of the Fund.

As in the case of other publicly-traded securities, when you buy or sell shares through a broker you will incur a brokerage commission determined by that broker.

In order to provide additional information regarding the indicative value of shares of the Fund, the Listing Exchange or a market data vendor disseminates information every 15 seconds through the facilities of the Consolidated Tape Association,

1

or through other widely disseminated means, an updated IOPV for the Fund as calculated by an information provider or market data vendor. The Company is not involved in or responsible for any aspect of the calculation or dissemination of the IOPVs and makes no representation or warranty as to the accuracy of the IOPVs.

An IOPV has an equity securities component and a cash component. The equity securities values included in an IOPV are the values of the Deposit Securities for the Fund. While the IOPV reflects the current market value of the Deposit Securities required to be deposited in connection with the purchase of a Creation Unit, it does not necessarily reflect the precise composition of the current portfolio of securities held by the Fund at a particular point in time because the current portfolio of the Fund may include securities that are not a part of the current Deposit Securities. Therefore, the Fund’s IOPV disseminated during the Listing Exchange trading hours should not be viewed as a real-time update of the Fund’s NAV, which is calculated only once a day.

The cash component included in an IOPV consists of estimated accrued interest, dividends and other income, less expenses. If applicable, each IOPV also reflects changes in currency exchange rates between the U.S. dollar and the applicable currency.

The Company reserves the right to adjust the share prices of the Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund or an investor’s equity interest in the Fund.

Investment Strategies and Risks

The Fund seeks to achieve its objective by investing primarily in securities issued by issuers that comprise its Underlying Index and through transactions that provide substantially similar exposure to securities in the Underlying Index. The Fund operates as an index fund and will not be actively managed. Adverse performance of a security in the Fund’s portfolio will ordinarily not result in the elimination of the security from the Fund’s portfolio.

The Fund engages in representative sampling, which is investing in a sample of securities selected by BFA to have a collective investment profile similar to that of the Fund’s Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the Underlying Index. Funds that use representative sampling generally do not hold all of the securities that are in the Underlying Index.

The Fund invests all its assets that are invested in Indian securities in a wholly owned subsidiary located in the Republic of Mauritius (the “Subsidiary”). The remaining assets will be invested directly by the Fund. The Subsidiary and the Fund will collectively invest at least 90% of the Fund’s total assets in securities that comprise the Underlying Index and in depositary receipts representing securities of the Underlying Index. BFA will serve as investment adviser to both the Fund and the Subsidiary. Unless otherwise indicated, the term “Fund” as used in this SAI means the Fund and/or the Subsidiary, as applicable.

Currency Transactions. The Fund does not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Fund’s assets that are denominated in a non-U.S. currency. The Fund may enter into non-U.S. currency forward and non-U.S. currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes.

A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Currency futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency. To the extent required by law, liquid assets committed to futures contracts will be maintained.

Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, counterparty risk, maturity gap, interest rate risk, and potential interference

2

by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in non-U.S. currency. If BFA utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of the Fund’s return with the performance of the Underlying Index and may lower the Fund’s return. The Fund could experience losses if the value of its currency forwards, options and futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, the Fund could incur transaction costs, including trading commissions, in connection with certain non-U.S. currency transactions.

Diversification Status. The Fund is classified as “non-diversified.” A non-diversified fund is a fund that is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the underlying index of such a fund and, consequently, the fund’s investment portfolio. This may adversely affect the fund’s performance or subject the fund’s shares to greater price volatility than that experienced by more diversified investment companies.

The Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a Regulated Investment Company (“RIC”) for purposes of the U.S. Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and to relieve the Fund of any liability for U.S. federal income tax to the extent that its earnings are distributed to shareholders, provided that the Fund satisfies a minimum distribution requirement. Compliance with the diversification requirements of the Internal Revenue Code may limit the investment flexibility of the Fund and may make it less likely that the Fund will meet its investment objective.

Futures and Options. Futures contracts and options may be used by the Fund to simulate investment in its Underlying Index, to facilitate trading or to reduce transaction costs. The Fund may enter into futures contracts and options that are traded on a U.S. or non-U.S. exchange. The Fund will not use futures or options for speculative purposes. The Fund intends to use futures and options in accordance with Rule 4.5 of the Commodity Exchange Act (“CEA”). The Company, on behalf of the Fund, has claimed an exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 so that the Fund is not subject to registration or regulation as a commodity pool operator under the CEA. On February 11, 2011, however, the Commodity Futures Trading Commission (“CFTC”) proposed certain regulatory changes that would subject registered investment companies to regulation by the CFTC if a fund invests more than a prescribed level of its liquidation value in futures and certain other instruments, or if the fund markets itself as providing investment exposure to such instruments. If these regulatory changes are ultimately adopted by the CFTC, the Fund may be subject to the CFTC registration requirements, and the disclosure and operations of the Fund would need to comply with all applicable regulations governing commodity pools. Compliance with these additional registration and regulatory requirements would increase Fund expenses. BFA may also be subject to CFTC regulation if the Fund is deemed to be a commodity pool. Other potentially adverse regulatory initiatives could also develop.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on investments that reflect the market value of common stock of the firms included in the investments. The Fund may enter into futures contracts to purchase securities indexes when BFA anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. To the extent required by law, liquid assets committed to futures contracts will be maintained.

A call option gives a holder the right to purchase a specific security at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific security at a specified exercise price within a specified period of time. The initial purchaser of a call option pays the “writer” a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. The Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. The Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase. Investments in futures contracts and other investments that contain leverage may require the Fund to maintain liquid assets. Generally, the Fund maintains an amount of liquid assets equal to its obligations relative to the position involved, adjusted daily on a marked-to-market basis. With respect to futures contracts that are contractually required to “cash-settle,” the Fund maintains liquid assets in an amount at least equal to the Fund’s daily marked-to-market obligation (i.e., the Fund’s daily net liability, if any), rather than the contracts’ notional value (i.e., the value of the underlying asset). By maintaining assets equal to its net obligation under cash-settled futures contracts, the Fund may employ leverage to a

3

greater extent than if the Fund set aside assets equal to the futures contracts’ full notional value. The Fund bases its asset maintenance policies on methods permitted by the staff of the SEC and may modify these policies in the future to comply with any changes in the guidance articulated from time to time by the SEC or its staff.

Illiquid Securities. The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities (calculated at the time of investment). Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Lending Portfolio Securities. The Fund may lend portfolio securities to certain creditworthy borrowers, including borrowers affiliated with BFA. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. No securities loan shall be made on behalf of the Fund if, as a result, the aggregate value of all securities loans of the Fund exceeds one-third of the value of the Fund’s total assets (including the value of the collateral received). The Fund may terminate a loan at any time and obtain the return of the securities loaned. The Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the Fund or through one or more joint accounts or money market funds, including those affiliated with BFA; such reinvestments are subject to investment risk. BFA may receive compensation for these investments.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. If a securities lending counterparty were to default, the Fund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return the Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for the Fund. Substitute payments for dividends received by the Fund for securities loaned out by the Fund will not be considered qualified dividend income. The Fund may take the tax effects of this difference into account in its securities lending program.

The Fund pays a portion of the interest or fees earned from securities lending to a borrower as described above and to a securities lending agent who administers the lending program in accordance with guidelines approved by the Company’s Board of Directors (the “Board” or the “Directors”). To the extent that the Fund engages in securities lending, BTC acts as securities lending agent for the Fund, subject to the overall supervision of BFA. BTC receives a portion of the revenues generated by securities lending activities as compensation for its services.

Non-U.S. Securities. The Fund intends to purchase publicly-traded common stocks of non-U.S. issuers. To the extent the Fund invests in stocks of non-U.S. issuers, the Fund’s investment in such stocks may be in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) (collectively, “Depositary Receipts”). Depositary Receipts are receipts, typically issued by a bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a non-U.S. issuer. For other forms of Depositary Receipts, the depository may be a non-U.S. or a U.S. entity, and the underlying securities may be issued by a non-U.S. or a U.S. issuer. Depositary Receipts are not necessarily denominated in the same currency as their underlying securities. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets, and EDRs, issued in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world.

The Fund will not invest in any unlisted Depositary Receipt or any Depositary Receipt that BFA deems illiquid at the time of purchase or for which pricing information is not readily available. In general, Depositary Receipts must be sponsored, but the Fund may invest in unsponsored Depositary Receipts under certain limited circumstances. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States. Therefore, there may be less information available regarding such issuers and there may be no correlation between available information and the market value of the Depositary Receipts.

4

Investing in the securities of non-U.S. issuers involves special risks and considerations not typically associated with investing in U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in non-U.S. countries, and potential restrictions on the flow of international capital. Non-U.S. issuers may be subject to less governmental regulation than U.S. issuers. Moreover, individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

Options on Futures Contracts. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of the Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited to the agreed upon price per share, also known as the “strike price,” less the premium received from writing the put.

The Fund may purchase and write put and call options on futures contracts that are traded on an exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Upon entering into a futures contract, the Fund will be required to deposit with the broker an amount of cash or cash equivalents known as “initial margin,” which is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

Repurchase Agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, the Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

In any repurchase transaction, the collateral for a repurchase agreement may include: (i) cash items; (ii) obligations issued by the U.S. government or its agencies or instrumentalities; or (iii) obligations that, at the time the repurchase agreement is entered into, are rated in the highest rating category generally by at least two nationally recognized statistical rating organizations (“NRSRO”), or, if unrated, determined to be of comparable quality by BFA. Collateral, however, is not limited to the foregoing and may include, for example, obligations rated below the highest category by NRSROs. Collateral for a repurchase agreement may also include securities that the Fund could not hold directly without the repurchase obligation. Irrespective of the type of collateral underlying the repurchase agreement, in the case of a repurchase agreement entered into by a non-money market fund, the repurchase obligation of a seller must be of comparable credit quality to securities which are rated in one of the two highest rating categories by any NRSRO.

Repurchase agreements pose certain risks for the Fund, should it decide to utilize them. Such risks are not unique to the Fund, but are inherent in repurchase agreements. The Fund seeks to minimize such risks, but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated. Lower quality collateral and collateral with

5

longer maturities may be subject to greater price fluctuations than higher quality collateral and collateral with shorter maturities. If the repurchase agreement counterparty were to default, lower quality collateral may be more difficult to liquidate than higher quality collateral. Should the counterparty default and the amount of collateral not be sufficient to cover the counterparty’s repurchase obligation, the Fund would retain the status of an unsecured creditor of the counterparty (i.e., the position the Fund would normally be in if it were to hold, pursuant to its investment policies, other unsecured debt securities of the defaulting counterparty) with respect to the amount of the shortfall. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction.

Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Generally, the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are advantageous only if the Fund has an opportunity to earn a rate of interest on the cash derived from these transactions that is greater than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Fund intends to use the reverse repurchase technique only when BFA believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund’s assets. The Fund’s exposure to reverse repurchase agreements will be covered by liquid assets having a value equal to or greater than such commitments.

Securities of Investment Companies. The Fund may invest in the securities of other investment companies (including money market funds) to the extent allowed by law. Pursuant to the 1940 Act, the Fund’s investment in registered investment companies is limited to, subject to certain exceptions: (i) 3% of the total outstanding voting stock of any one investment company; (ii) 5% of the Fund’s total assets with respect to any one investment company; and (iii) 10% of the Fund’s total assets with respect to investment companies in the aggregate. To the extent allowed by law or regulation, the Fund may invest its assets in the securities of investment companies that are money market funds, including those advised by or otherwise affiliated with BFA, in excess of the limits discussed above. Other investment companies in which the Fund may invest can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, which would be in addition to those incurred by the Fund.

Short-Term Instruments and Temporary Investments. The Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds (including those advised by BFA or otherwise affiliated with BFA); (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed-time deposits and other obligations of U.S. and non-U.S. banks (including non-U.S. branches) and similar institutions; (iv) commercial paper rated, at the date of purchase, “Prime-1” by Moody’s® Investors Service, Inc., “F-1” by Fitch Inc., or “A-1” by Standard & Poor’s® (a subsidiary of The McGraw-Hill Companies, Inc.) (“S&P®”), or if unrated, of comparable quality as determined by BFA; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar-denominated obligations of non-U.S. banks (including U.S. branches) that, in the opinion of BFA, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund. Any of these instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Swap Agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be performed on a net basis, with the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of liquid assets having an aggregate value at least equal to the accrued excess will be maintained by the Fund.

6

The use of interest rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

Tracking Stocks. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.

Future Developments. The Board may, in the future, authorize the Fund to invest in securities contracts and investments, other than those listed in this SAI and in the Prospectus, provided they are consistent with the Fund’s investment objective and do not violate any investment restrictions or policies.

General Considerations and Risks

A discussion of some of the principal risks associated with an investment in the Fund is contained in the Prospectus.

An investment in the Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of stocks in general, and other factors that affect the market.

Dividend Risk. There is no guarantee that the issuer of the stocks held by the Fund will declare dividends in the future or that if declared, they will either remain at current levels or increase over time.

Risks of Derivatives. A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. The Fund may invest in stock index futures contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations.

Risks of Equity Securities. An investment in the Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of stock markets may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of shares of the Fund). Common stocks are susceptible to general stock market fluctuations and to increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Holders of common stocks incur more risks than holders of preferred stocks and debt obligations because common stockholders generally have rights to receive payments from stock issuers that are inferior to the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (the value of which, however, is subject to market fluctuations prior to maturity), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity.

Although most of the securities in the Underlying Index are listed on a national securities exchange, the principal trading market for some of the securities may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Fund’s shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

Risks of Futures and Options Transactions. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, a position in futures contracts and options on futures contracts may be closed only on the exchange on which the contract was made (or a linked exchange). While the Fund plans to utilize futures contracts only if an

7

active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time. Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the Fund’s Underlying Index. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to deliver the instruments underlying the future contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Fund does not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Fund, however, intends to utilize futures and options contracts in a manner designed to limit the risk exposure to levels comparable to a direct investment in the types of stocks in which it invests.

Utilization of futures and options on futures by the Fund involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by BFA as to anticipated trends, which predictions could prove to be incorrect.

Because the futures market generally imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.

Risks of Investing in Africa. Investments in securities of issuers in certain African countries involve heightened risks including, among others, expropriation and/or nationalization of assets, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, civil war, and social instability as a result of religious, ethnic and/or socioeconomic unrest and, in certain countries, genocidal warfare.

Certain countries in Africa generally have less developed capital markets than traditional emerging market countries, and, consequently, the risks of investing in foreign securities are magnified in such countries. Because securities markets of countries in Africa are underdeveloped and are less correlated to global economic cycles than those markets located in more developed countries, securities markets in Africa are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations and uncertainty regarding the existence of trading markets.

Moreover, trading on securities markets may be suspended altogether. Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in certain countries in Africa may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Fund (i.e., counterparty risk). This risk is magnified to the extent that the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms.

Certain governments in Africa restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in those countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in countries in Africa. Moreover, certain countries in Africa require governmental approval or special licenses prior to investment by foreign investors and may limit the amount of investment by foreign investors in a particular industry and/or issuer, and may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domestic investors of the

8

countries and/or impose additional taxes on foreign investors. A delay in obtaining a government approval or a license would delay investments in a particular country, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of a particular country may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in countries in Africa significantly riskier than investing in issuers located or operating in more developed countries, and any one of these factors could cause a decline in the value of the Fund’s investments.

Issuers located or operating in countries in Africa are not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in countries in Africa and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.

In addition, governments of certain countries in Africa in which the Fund may invest may levy withholding or other taxes on income such as dividends, interest and realized capital gains. Although in certain countries in Africa a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries.

Investment in countries in Africa may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, there is the risk that if an African country’s balance of payments declines, such African country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Additionally, investments in countries in Africa may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

Securities laws in many countries in Africa are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and shareholder rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, there may be no single centralized securities exchange on which securities are traded in certain countries in Africa and the systems of corporate governance to which issuers located in countries in Africa are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and therefore, shareholders of issuers located in such countries may not receive many of the protections available to shareholders of issuers located in more developed countries. In circumstances where adequate laws and shareholder rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in countries in Africa may be inconsistent and subject to sudden change.

Certain countries in Africa may be heavily dependent upon international trade and, consequently, have been and may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These countries also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. Certain countries in Africa depend to a significant extent upon exports of primary commodities such as gold, silver, copper and diamonds. These countries therefore are vulnerable to changes in commodity prices, which may be affected by a variety of factors. In addition, certain issuers located in countries in Africa in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. government and the United Nations, and/or countries identified by the U.S. government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.

The governments of certain countries in Africa may exercise substantial influence over many aspects of the private sector and may own or control many companies. Future government actions could have a significant effect on the economic conditions in such countries, which could have a negative impact on private sector companies. There is also the possibility of diplomatic developments that could adversely affect investments in certain countries in Africa. Some countries in Africa may be affected by a greater degree of public corruption and crime, including organized crime.

In addition, recent political instability and protests in North Africa and the Middle East have caused significant disruptions to many industries. This instability has demonstrated that political and social unrest can spread quickly through the region, and that developments in one country can influence the political events in neighboring countries. Some protests have turned

9

violent, and the threat of civil war in countries such as Libya poses a risk to investments in the region. Continued political and social unrest in these regions may negatively affect the value of your investment in the Fund.

Risks of Investing in Asia. Investments in securities of issuers in certain Asian countries involve risks not typically associated with investments in securities of issuers in more developed countries. Such heightened risks include, among others, expropriation and/or nationalization of assets, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict and social instability as a result of religious, ethnic and/or socio-economic unrest.

Certain Asian countries have democracies with relatively short histories, which may increase the risk of political instability. These countries have faced political and military unrest, and further unrest could present a risk to their local economies and securities markets. Indonesia and the Philippines have each experienced violence and terrorism, which has negatively impacted their economies. North and South Korea each have substantial military capabilities, and historical tensions between the two countries present the risk of war. Any outbreak of hostilities between the two countries could have a severe adverse effect on the South Korean economy and securities market. Increased political and social unrest in these geographic areas could adversely affect the performance of investments in this region.

Certain governments in this region administer prices on several basic goods, including fuel and electricity, within their respective countries. Certain governments may exercise substantial influence over many aspects of the private sector in their respective countries and may own or control many companies. Future government actions could have a significant effect on the economic conditions in this region, which in turn could have a negative impact on private sector companies. There is also the possibility of diplomatic developments adversely affecting investments in the region.

Corruption and the perceived lack of a rule of law in dealings with international companies in certain Asian countries may discourage foreign investment and could negatively impact the long-term growth of certain economies in this region. In addition, certain countries in the region are experiencing high unemployment and corruption, and have fragile banking sectors.

Some economies in this region are dependent on a range of commodities, including oil, natural gas and coal. Accordingly, they are strongly affected by international commodity prices and particularly vulnerable to any weakening in global demand for these products. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. Adverse economic conditions or developments in neighboring countries may increase investors’ perception of the risk of investing in the region as a whole, which may adversely impact the market value of the securities issued by companies in the region.

Risks of Investing in Central and South America. The economies of certain Central and South American countries are affected by the economies of other Central and South American countries, some of which have experienced high interest rates, economic volatility, inflation, currency devaluations, government defaults and high unemployment rates. In addition, commodities (such as oil, gas and minerals) represent a significant percentage of the region’s exports and many economies in this region are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on some or all of the countries in the region.

Risks of Investing in Eastern Europe. Investing in the securities of Eastern European issuers is highly speculative and involves risks not usually associated with investing in the more developed markets of Western Europe. Political and economic reforms are too recent to establish a definite trend away from centrally planned economies and state-owned industries. In the past, some Eastern European governments have expropriated substantial amounts of private property, and many claims of the property owners have never been fully settled.

Many Eastern European countries continue to move towards market economies at different paces with appropriately different characteristics. Most Eastern European securities markets suffer from thin trading activity, dubious investor protections, and often a dearth of reliable corporate information. Information and transaction costs, differential taxes, and sometimes political or transfer risk give a comparative advantage to the domestic investor rather than the foreign investor. In addition, these markets are particularly sensitive to social, political, economic, and currency events in Russia and may suffer heavy losses as a result of their trading and investment links to the Russian economy and currency. Russia also may attempt to assert its influence in the region through economic or even military measures, as it did with Georgia in the Summer of 2008. Eastern European economies may also be particularly susceptible to changes in the international credit markets due to their reliance on bank related inflows of capital. The recent global economic crisis has restricted international credit supplies, and several

10

Eastern European economies have faced significant credit and economic crises. Although some Eastern European economies are expanding again, major challenges are still present as a result of their continued dependence on the Western European zone for credit.

Risks of Investing in Emerging Markets Securities. Investments in emerging market countries may be subject to greater risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer’s ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and (xi) lax financial reporting on a regular basis, substandard disclosure and differences in accounting standards may make it difficult to ascertain the financial health of an issuer.

Emerging market securities markets are typically marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. In addition, brokerage and other costs associated with transactions in emerging markets securities markets can be higher, sometimes significantly, than similar costs incurred in securities markets in developed countries. Although some emerging markets have become more established and tend to issue securities of higher credit quality, the markets for securities in other emerging countries are in the earliest stages of their development, and these countries issue securities across the credit spectrum. Even the markets for relatively widely traded securities in emerging countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. The limited size of many of these securities markets can cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, prices may be unduly influenced by traders who control large positions in these markets. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of emerging country securities may also affect the Fund’s ability to accurately value its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.

Many emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden changes in governments may result in policies which are less favorable to investors such as policies designed to expropriate or nationalize “sovereign” assets. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.

Foreign investment in the securities markets of certain emerging countries is restricted or controlled to varying degrees. These restrictions may limit the Fund’s investment in certain emerging countries and may increase the expenses of the Fund. Certain emerging countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals.

Many emerging market countries lack the social, political, and economic stability characteristic of the United States. Political instability among emerging market countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars, and religious oppression. Economic instability in emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation; and (v) imposition of trade barriers.

11

The Fund’s income and, in some cases, capital gains from foreign securities will be subject to applicable taxation in certain of the emerging market countries in which it invests, and treaties between the United States and such countries may not be available in some cases to reduce the otherwise applicable tax rates.

Emerging markets also have different clearance and settlement procedures, and in certain of these emerging markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.

In the past, certain governments in emerging market countries have become overly reliant on the international capital markets and other forms of foreign credit to finance large public spending programs, which in the past have caused huge budget deficits. Often, interest payments have become too overwhelming for a government to meet, representing a large percentage of total gross domestic product (GDP). These foreign obligations have become the subject of political debate and served as fuel for political parties of the opposition, which pressure the government not to make payments to foreign creditors, but instead to use these funds for, among other things, social programs. Either due to an inability to pay or submission to political pressure, foreign governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments or have defaulted. These events have adversely affected the values of securities issued by foreign governments and corporations domiciled in those countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well.

Risks of Investing in India. India is an emerging market and demonstrates significantly higher volatility from time to time in comparison to more developed markets. Political, religious, and border disputes persist in India. India has recently experienced and may continue to experience civil unrest and hostilities with certain of its neighboring countries, including Pakistan, and the Indian government has confronted separatist movements in several Indian states, including Kashmir. Government control over the economy, currency fluctuations or blockage, and the risk of nationalization or expropriation of assets may offer higher potential for losses. Governmental actions could have a negative effect on the economic conditions in India, which could adversely affect the value and liquidity of investments made by the Fund. The securities markets in India are comparatively underdeveloped and with some exceptions, consist of a small number of listed companies with small market capitalization, greater price volatility and substantially less liquidity than companies in more developed markets. Stockbrokers and other intermediaries in India may not perform as well as their counterparts in the United States or other, more developed countries. The limited liquidity of the Indian securities markets may also affect the Fund’s ability to acquire or dispose of securities at the price or time that it desires or the Fund’s ability to track the Underlying Index.

Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. In addition, the Reserve Bank of India has imposed limits on foreign ownership of Indian companies, which may decrease the liquidity of the Fund’s portfolio and result in extreme volatility in the prices of Indian securities. These factors, coupled with the lack of extensive accounting, auditing and financial reporting standards and practices, as applicable in the United States, may increase the risk of loss for the Fund.

Securities laws in India are relatively new and unsettled and, as a result, there is a risk of significant and unpredictable change in laws governing foreign investment, securities regulation, title to securities and shareholder rights. Foreign investors in particular may be adversely affected by new or amended laws and regulations. Certain Indian regulatory approvals, including approvals from the Securities and Exchange Board of India, the central government and the tax authorities (to the extent that tax benefits need to be utilized), may be required before the Fund can make investments in Indian companies.

Technology and software sectors represent a significant portion of the total capitalization of the Indian securities markets. The value of these companies will generally fluctuate in response to technological and regulatory developments, and, as a result, the Fund’s holdings are expected to experience correlated fluctuations.

Natural disasters, such as tsunamis, flooding or droughts, could occur in India, Mauritius or surrounding areas and could negatively affect the Indian economy or operations of the Subsidiary, and, in turn, could negatively affect the Fund.

Risks of Investing in Non-U.S. Equity Securities. An investment in the Fund involves risks similar to those of investing in portfolios of equity securities traded on non-U.S. exchanges. These risks include market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in securities issued by issuers domiciled in countries other than the domicile of the investor and denominated in currencies other than an investor’s local currency entails certain considerations and risks not typically encountered by the investor in making investments in its home country and in that country’s currency. These considerations include favorable or unfavorable

12

changes in interest rates, currency exchange rates, exchange control regulations and the costs that may be incurred in connection with conversions between various currencies. Investing in the Fund also involves certain risks and considerations not typically associated with investing in a fund whose portfolio contains exclusively securities of U.S. issuers. These risks include generally less liquid and less efficient securities markets; generally greater price volatility; less publicly available information about issuers; the imposition of withholding or other taxes; the imposition of restrictions on the expatriation of funds or other assets of the Fund; restrictions on ownership of Indian securities by foreign entities; higher transaction and custody costs; delays and risks attendant in settlement procedures; difficulties in enforcing contractual obligations; lower liquidity and significantly smaller market capitalization; different accounting and disclosure standards; lower levels of regulation of the securities markets; more substantial government interference with the economy; higher rates of inflation; greater social, economic, and political uncertainty; the risk of nationalization or expropriation of assets; and the risk of war.

Risks of Investing in Russia. Investing in the Russian securities market involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets, and should be considered highly speculative. Risks include the absence of developed legal structures governing private and foreign investments and private property; the possibility of the loss of all or a substantial portion of the Fund’s assets invested in Russia as a result of expropriation; certain national policies which may restrict the Fund’s investment opportunities, including, without limitation, restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and potentially greater price volatility in, significantly smaller capitalization of, and relative illiquidity of, the Russian market. There can also be no assurance that the Fund’s investments in these companies would not be expropriated, nationalized or otherwise confiscated. In the event of the settlement of any such claims or such expropriation, nationalization or other confiscation, the Fund could lose its entire investment. In addition, it may be difficult and more costly to obtain and enforce a judgment in the Russian court system.

Russia may also be subject to a greater degree of economic, political and social instability than is the case in other developed countries. Such instability may result from, among other things, the following: (i) an authoritarian government or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection.

The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products and oil and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products. Any acts of terrorism or armed conflicts in Russia or internationally could have an adverse effect on the financial and commodities markets and the global economy. As Russia produces and exports large amounts of crude oil and gas, any acts of terrorism or armed conflict causing disruptions of Russian oil and gas exports could negatively affect the Russian economy and, thus, adversely affect, the financial condition, results of operations or prospects of related companies.

The Russian government may exercise substantial influence over many aspects of the private sector and may own or control many companies. Future government actions could have a significant effect on the economic conditions in Russia, which could have a negative impact on private sector companies. There is also the possibility of diplomatic developments that could adversely affect investments in Russia. In recent years, the Russian government has begun to take bolder steps to re-assert its regional geopolitical influence (including military steps). Such steps may increase tensions between Russia and its neighbors and Western countries and may negatively affect economic growth.

Risks of Investing in the Capital Goods Sector. The capital goods sector may be affected by fluctuations in the business cycle and by other factors affecting manufacturing demands. The capital goods sector depends heavily on corporate spending. The capital goods sector may perform well during times of economic expansion, and as economic conditions worsen, the demand for capital goods may decrease. Many capital goods are sold internationally and such companies are subject to market conditions in other countries and regions.

Risks of Investing in the Consumer Discretionary Sector. Companies engaged in the design, production or distribution of products or services for the consumer discretionary sector (including, without limitation, television and radio broadcasting, manufacturing, publishing, recording and musical instruments, motion pictures, photography, amusement and theme parks, gaming casinos, sporting goods and sports arenas, camping and recreational equipment, toys and games, apparel, travel-related services, automobiles, hotels and motels, and fast food and other restaurants) are subject to the risk that their products or services may become obsolete quickly. The consumer discretionary sector can be significantly affected by several

13

factors, including, without limitation, the performance of domestic and international economies, exchange rates, changing consumer tastes and trends, marketing campaigns, cyclical revenue generation, consumer confidence, commodity price volatility, labor relations, interest rates, import and export controls, intense competition, technological developments and government regulation.

Risks of Investing in the Consumer Staples Sector. Companies in the consumer staples sector may be adversely affected by changes in the global economy, consumer spending, competition, demographics and consumer preferences, and production spending. Companies in the consumers staples sector are also affected by changes in government regulation, global economic, environmental and political events, economic conditions and the depletion of resources. In addition, companies in the consumers staples sector may be subject to risks pertaining to the supply of, demand for and prices of raw materials. The prices of raw materials fluctuate in response to a number of factors, including, without limitation, changes in government agricultural support programs, exchange rates, import and export controls, changes in international agricultural and trading policies, and seasonal and weather conditions.

Risks of Investing in the Energy Sector. Companies in the energy sector are strongly affected by the levels and volatility of global energy prices, energy supply and demand, government regulations and policies, energy production and conservation efforts, and technological change. Prices and supplies of energy may fluctuate significantly over short and long periods of time due to national and international political changes, Organization of Petroleum Exporting Countries (“OPEC”) policies, changes in relationships among OPEC members and between OPEC and oil-importing nations, the regulatory environment, taxation policies, and the economy of the key energy-consuming countries. In addition, companies in the energy sector are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Disruptions in the oil industry or shifts in fuel consumption may significantly impact companies in this sector. In addition, because a significant portion of revenues of companies in this sector are derived from a relatively small number of customers that are largely composed of governmental entities and utilities, governmental budget constraints may have a significant impact on the stock prices of companies in this industry.

Risks of Investing in the Financial Sector. Companies in the financial sector include regional and money center banks, securities brokerage firms, asset management companies, savings banks and thrift institutions, specialty finance companies (e.g., credit card, mortgage providers), insurance and insurance brokerage firms, financial conglomerates and foreign banking and financial companies. The global financial markets have recently experienced very difficult conditions and volatility as well as significant adverse trends. The deteriorating conditions in these markets have resulted in a decrease in availability of corporate credit, capital and liquidity and have led indirectly to the insolvency, closure or acquisition of a number of financial institutions. These conditions have also contributed to consolidation within the financial industry. In addition, the global financial industry has been materially and adversely affected by a significant decline in the value of mortgage-backed and asset-backed securities, and by the sovereign debt crisis. The prospects of many financial companies are questionable and continue to evolve as financial companies revise their outlooks and write down assets that they hold.

Most financial companies are subject to extensive governmental regulation, which limits their activities and may affect their ability to earn a profit from a given line of business. Government regulation may change frequently and may have significant adverse consequences for companies in the financial sector, including effects not intended by the regulation. Direct governmental intervention in the operations of financial companies and financial markets may materially and adversely affect the companies in which the Fund invests, including recent legislation in many countries that may increase government regulation, repatriation and other intervention. The impact of governmental intervention and recent legislation on any individual financial company or on the financial sector as a whole cannot be predicted. The valuation of financial companies has been and continues to be subject to unprecedented volatility and may be influenced by unpredictable factors, including interest rate risk and sovereign debt default. Certain financial businesses are subject to intense competitive pressures, including market share and price competition. Financial companies in non-U.S. countries are subject to market specific and general regulatory and interest rate concerns. In particular, government regulation in certain non-U.S. countries may include taxes and controls on interest rates, credit availability, minimum capital requirements, ban on short sales, prices and currency transfers.

The profitability of banks, savings and loan associations and financial companies is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change. In addition, general economic conditions are important to the operations of these concerns, with exposure to credit losses resulting from financial difficulties of borrowers having an adverse effect on the profitability of financial companies. Financial companies can be highly dependent upon

14

access to capital markets and any impediments to such access, such as adverse overall economic conditions or a negative perception in the capital markets of a financial company’s financial condition or prospects, could adversely affect its business.

Risks of Investing in the Health Care Sector. Companies in the health care sector are often issuers whose profitability may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising or falling costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Many health care companies are heavily dependent on patent protection and the actual or perceived safety and efficiency of their products. The expiration of patents may adversely affect the profitability of these companies. Many health care companies are subject to extensive litigation based on product liability and similar claims. Health care companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the health care sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and may diminish the opportunity for a company to profit from a new product or to bring a new product to market. Many health care-related companies are relatively small and unseasoned. Health care companies may also be strongly affected by scientific bio-technology or technological developments and their products may quickly become obsolete. Also, many health care companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws.

Risks of Investing in the Industrial Sector. The stock prices of companies in the industrial sector are affected by supply and demand both for their specific product or service and for industrial sector products in general. The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events and economic conditions affect the performance of companies in the industrial sector. Companies in the industrial sector may be adversely affected by liability for environmental damage, product liability claims and exchange rates. The industrial sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors.

Risks of Investing in the Information Technology Sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Risks of Investing in the Materials Sector. Companies in the materials sector may be adversely affected by commodity price volatility, exchange rates, import controls, increased competition, depletion of resources, technical progress, labor relations, exchange rates and government regulations, among other factors. Also, companies in the materials sector are at risk of liability for environmental damage and product liability claims. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns.

Risks of Investing in the Telecommunications Sector. The telecommunications sector of an economy is often subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new adverse regulatory requirements may negatively affect the business of the telecommunications companies. Government actions around the world, specifically in the area of pre-marketing clearance of products and prices, can be arbitrary and unpredictable. Companies in the telecommunications sector may encounter distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology. Technological innovations may make the products and services of telecommunications companies obsolete.

Risks of Investing in the Utilities Sector. Investments in utility companies involve special considerations, including the risk of changing commodity prices, government regulation stipulating rates charged by utilities, increased tariffs, changes in tax laws, interest rate fluctuations and changes in the cost of providing the specific utility services. The utilities industry is also subject to potential terrorist attacks, natural disasters and severe weather conditions, as well as regulatory and operational burdens associated with the operation and maintenance of nuclear facilities. Government regulators monitor and control

15

utility revenues and costs, and therefore may limit utility profits. In certain countries regulatory authorities may also restrict a company’s access to new markets, thereby diminishing a company’s long-term prospects. The deregulation of certain utilities companies may eliminate restrictions on profits but may also subject these companies to greater risks of loss.

Risks of Swap Agreements. The risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make. Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, the Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it is contractually entitled to receive).

Tax Risk. The Fund, through the Subsidiary, will seek to obtain benefits from favorable tax treatment by the Indian government pursuant to the treaty between India and the Republic of Mauritius (the “DTAA”). The Supreme Court of India has upheld the validity of the DTAA in response to a challenge in a lower court contesting the DTAA’s applicability to entities such as the Fund or the Subsidiary; however, there can be no assurance that any future challenge will result in a favorable outcome. Additionally, in a number of recent cases, the Indian tax authorities have taken positions that have led to uncertainties in relation to the availability of DTAA benefits. Recently, there have been reports in the Indian press that the DTAA may be re-negotiated. There can be no assurance that the terms of the DTAA will not be subject to re-negotiation in the future or subject to a different interpretation or that the Subsidiary will continue to be deemed a tax resident by the Republic of Mauritius, allowing it favorable tax treatment. Any change in the provisions of this DTAA or in its applicability to the Subsidiary could result in the imposition of withholding and other taxes on the Subsidiary by India, which would reduce the return to the Fund on its investments.

The Direct Taxes Code, 2010 (the “New Taxes Code”) was recently tabled before the Lok Sabha (the lower house of the Indian Parliament), which, if enacted, will replace the existing Income Tax Act, 1961 (“ITA”) with effect from April 1, 2012. Further, provisions of the New Taxes Code, if enacted, could change the manner in which the Subsidiary is currently taxed in India, and could adversely impact the returns to the Fund/Subsidiary and its shareholders. In addition, the New Taxes Code may not be enacted in its current draft form. Hence, no assurance can be given that the interpretations described in this discussion will remain in effect. Any changes could also be applied retroactively, including to transactions entered into before the effective date of the New Taxes Code. Investors are urged to consult their own tax advisors with respect to their own tax situations and the tax consequences of an investment in the Fund. For a brief overview of matters in relation to Indian taxation, please see The Direct Taxes Code, 2010 section of this SAI.

Proxy Voting Policy

The Company has adopted, as its proxy voting policies for the Fund, the proxy voting guidelines of BFA, the investment adviser to the Fund. The Company has delegated to BFA the responsibility for voting proxies on the portfolio securities held by the Fund. The remainder of this section discusses the Fund’s proxy voting guidelines and BFA’s role in implementing such guidelines.

BFA votes (or refrains from voting) proxies for the Fund in a manner that BFA, in the exercise of its independent business judgment, concludes is in the best economic interests of the Fund. In some cases, BFA may determine that it is in the best economic interests of the Fund to refrain from exercising the Fund’s proxy voting rights (such as, for example, proxies on certain non-U.S. securities that might impose costly or time-consuming in-person voting requirements). With regard to the relationship between securities lending and proxy voting, BFA’s approach is also driven by the Fund’s economic interests. The evaluation of the economic desirability of recalling loans involves balancing the revenue-producing value of loans against the likely economic value of casting votes. Based on our evaluation of this relationship, we believe that the likely economic value of casting a vote generally is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BFA recalling loaned securities in order to ensure they are voted. Periodically, BFA analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures are necessary in light of any regulatory changes. BFA will normally vote on specific proxy issues in accordance with its proxy voting guidelines. BFA’s proxy voting guidelines provide detailed guidance as to how to vote proxies on certain important or commonly raised issues. BFA may, in the exercise of its business judgment, conclude that the proxy voting guidelines do not cover the specific matter upon which a proxy vote is requested, or that an exception to the proxy voting guidelines would be in the best economic interests of the Fund. BFA votes (or refrains from voting) proxies without regard to the relationship of the issuer of the proxy (or any

16

shareholder of such issuer) to the Fund, the Fund’s affiliates (if any), BFA or BFA’s affiliates, or the Distributor or the Distributor’s affiliates. When voting proxies, BFA attempts to encourage issuers to follow practices that enhance shareholder value and increase transparency and allow the market to place a proper value on their assets. With respect to certain specific issues:

  The Fund generally supports the board’s nominees in the election of directors and generally supports proposals that strengthen the independence of boards of directors;
  The Fund generally does not support proposals on social issues that lack a demonstrable economic benefit to the issuer and the Fund investing in such issuer; and
  The Fund generally votes against anti-takeover proposals and proposals that would create additional barriers or costs to corporate transactions that are likely to deliver a premium to shareholders.

BFA maintains institutional policies and procedures that are designed to prevent any relationship between the issuer of the proxy (or any shareholder of the issuer) and the Fund, the Fund’s affiliates (if any), BFA or BFA’s affiliates (if any) or the Distributor or the Distributor’s affiliates, from having undue influence on BFA’s proxy voting activity. In certain instances, BFA may determine to engage an independent fiduciary to vote proxies as a further safeguard against potential conflicts of interest or as otherwise required by applicable law. The independent fiduciary may either vote such proxies or provide BFA with instructions as to how to vote such proxies. In the latter case, BFA votes the proxy in accordance with the independent fiduciary’s determination.

Information with respect to how BFA voted proxies relating to the Fund’s portfolio securities during the 12-month period ending June 30 will be available: (i) without charge, upon request, by calling 1-800-iShares (1-800-474-2737) or through the Fund’s website at www.iShares.com; and (ii) on the SEC’s website at www.sec.gov.

Portfolio Holdings Information

The Board has adopted a policy regarding the disclosure of the Fund’s portfolio holdings information that requires that such information be disclosed in a manner that: (i) is consistent with applicable legal requirements and in the best interests of the Fund’s shareholders; (ii) does not put the interests of BFA, the Distributor or any affiliated person of BFA or the Distributor, above those of Fund shareholders; (iii) does not advantage any current or prospective Fund shareholders over any other current or prospective Fund shareholders, except to the extent that certain Entities (as described below) may receive portfolio holdings information not available to other current or prospective Fund shareholders in connection with the dissemination of information necessary for transactions in Creation Units, as discussed below; and (iv) does not provide selective access to portfolio holdings information except pursuant to the procedures outlined below and to the extent appropriate confidentiality arrangements limiting the use of such information are in effect. The “Entities” referred to in sub-section (iii) above are generally limited to National Securities Clearing Corporation (“NSCC”) members, subscribers to various fee-based subscription services, large institutional investors (known as “Authorized Participants”) that have been authorized by the Distributor to purchase and redeem large blocks of shares pursuant to legal requirements and other institutional market participants and entities that provide information services.

Each business day, the Fund’s portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market. This information typically reflects the Fund’s anticipated holdings on the following business day.

Daily access to information concerning the Fund’s portfolio holdings is permitted (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers and Authorized Participants; and (ii) to other personnel of the Fund’s investment adviser and the Distributor, administrator, custodian and fund accountant who deal directly with or assist in, functions related to investment management, distribution, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Fund and the terms of the Fund’s current registration statement. In addition, the Fund discloses its portfolio holdings and the percentages they

17

represent of the Fund’s net assets at least monthly, and as often as each day the Fund is open for business, at www.iShares.com. More information about this disclosure is available at www.iShares.com.

Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide services to the Fund in the ordinary course of business after it has been disseminated to the NSCC. From time to time, information concerning portfolio holdings other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may be provided to other entities that provide services to the Fund, including rating or ranking organizations, in the ordinary course of business, no earlier than one business day following the date of the information.

The Fund will disclose its complete portfolio holdings schedule in public filings with the SEC within 70 days after the end of each fiscal quarter and will provide that information to shareholders as required by federal securities laws and regulations thereunder. The Fund may, however, voluntarily disclose all or part of its portfolio holdings other than in connection with the creation/redemption process, as discussed above, in advance of required filings with the SEC, provided that such information is made generally available to all shareholders and other interested parties in a manner that is consistent with the above policy for disclosure of portfolio holdings information. Such information may be made available through a publicly-available website or other means that make the information available to all likely interested parties contemporaneously.

The Company’s Chief Compliance Officer may authorize disclosure of portfolio holdings information pursuant to the above policy and procedures.

The Board reviews the policy and procedures for disclosure of portfolio holdings information at least annually.

Construction and Maintenance of the Underlying Index

A description of the Underlying Index is provided below.

The MSCI Indexes

The MSCI indexes were founded in 1969 by Capital International S.A. as the first international performance benchmarks constructed to facilitate accurate comparison of world markets. The MSCI single country standard equity indexes have covered the world’s developed markets since 1969 and in 1987 MSCI commenced coverage of emerging markets.

Local stock exchanges traditionally calculated their own indexes, which were generally not comparable with one another due to differences in the representation of the local market, mathematical formulas, base dates and methods of adjusting for capital changes. MSCI, however, applies the same calculation methodology to all markets for all single country standard equity indexes, both developed and emerging.

MSCI’s Global Investable Market Indexes (the “MSCI GIMI”) provide exhaustive coverage and non-overlapping market segmentation by market capitalization size and by style. The MSCI GIMI intends to target approximately 99% coverage of the free-float adjusted market capitalization in each market of large, mid and small cap securities.

  MSCI Global Standard Indexes cover all investable large and mid cap securities by including approximately 85% of each market’s free-float adjusted market capitalization.
  MSCI Global Small Cap Indexes provide coverage to all companies with a market capitalization below that of the companies in the MSCI Global Standard Indexes by including above and beyond the coverage of the MSCI Global Standard Indexes.

MSCI Global Investable Market Indexes

Selection Criteria. MSCI’s index construction process involves: (i) defining the equity universe; (ii) determining the market investable equity universe for each market; (iii) determining market capitalization size segments for each market; (iv) applying final size segment investability requirements; and (v) applying index continuity rules for the MSCI Global Standard Index.

18

Defining the Equity Universe. MSCI begins with securities listed in countries in the MSCI GIMI. Of these countries, as of August 31, 2011, 24 are classified as developed markets, 21 as emerging markets, and 31 as frontier markets. All listed equity securities and listed securities that exhibit characteristics of equity securities, except mutual funds, exchange traded funds, equity derivatives, limited partnerships and most investment trusts, are eligible for inclusion in the equity universe. Real estate investment trusts (“REITs”) in some countries and certain income trusts in Canada are also eligible for inclusion. Each company and its securities (i.e., share classes) are classified in only one country.

Determining the Market Investable Equity Universe for Each Market. The equity universe in any market is derived by applying investability screens to individual companies and securities in the equity universe of that market. Some investability requirements are applied at the individual security level and some at the overall company level, represented by the aggregation of individual securities of the company. As a result, the inclusion or exclusion of one security does not imply the automatic inclusion or exclusion of other securities of the same company.

Determining Market Capitalization Size Segments for Each Market. In each market, MSCI creates an Investable Market Index, Standard Index, Large Cap Index, Mid Cap Index and Small Cap Index. The MSCI Global Standard Index is the aggregation of the Large Cap Index and Mid Cap Index. The MSCI GIMI is the aggregation of the MSCI Global Standard Index and MSCI Global Small Cap Index. In order to create size components that can be meaningfully aggregated into composites, individual market size segments balance the following two objectives:

  Achieving global size integrity by ensuring that companies of comparable and relevant sizes are included in a given size segment across all markets in a composite index; and
  Achieving consistent market coverage by ensuring that each market’s size segment is represented in its proportional weight in the composite universe.

Applying Final Size Segment Investability Requirements. In order to enhance replicability of the indexes, additional size segment investability requirements are set for the MSCI GIMI and MSCI Global Standard Index. These investability requirements include minimum free float market capitalization, minimum liquidity, minimum foreign limits and minimum length of trading.

Applying Index Continuity Rules for the Standard Index. In order to achieve index continuity as well as provide some basic level of diversification within a market index, notwithstanding the effect of other index construction rules contained herein, a minimum number of five constituents will be maintained for a developed market Standard Index and a minimum number of three constituents will be maintained for an emerging market Standard Index.

Weighting. All indexes of the MSCI GIMI are free-float weighted, i.e., companies are included in the indexes at the value of their free public float (free float multiplied by security price).

Regional Weights. Market capitalization weighting, combined with a consistent target of approximately 99% of free-float adjusted market capitalization, helps ensure that each country’s weight in regional and international indexes approximates its weight in the total universe of developing and emerging markets. A market is equivalent to a single country except for Europe, where all markets are aggregated into a single market for index construction purposes. Individual country indexes of the European developed markets are derived from the constituents of the MSCI GIMI Europe Index.

Free Float. MSCI defines the free float of a security as the proportion of shares outstanding that are deemed to be available for purchase in the public equity markets by international investors. In practice, limitations on free float available to international investors include: (i) strategic and other shareholdings not considered part of available free float; and (ii) limits on share ownership for foreigners.

Under MSCI’s free-float adjustment methodology, a constituent’s inclusion factor is equal to its estimated free float rounded-up to the closest 5% for constituents with free float equal to or exceeding 15%. For example, a constituent security with a free float of 23.2% will be included in the index at 25% of its market capitalization. For securities with a free float of less than 15%, the estimated free float is adjusted to the nearest 1%.

Price and Exchange Rates

Prices. The prices used to calculate all MSCI indexes are the official exchange closing prices or those figures accepted as such. MSCI reserves the right to use an alternative pricing source on any given day.

19

Exchange Rates. Since July 2000, MSCI uses the WM/Reuters Closing Spot Rates taken at 4:00 p.m. London time. In case WM/Reuters does not provide rates for specific markets on given days (for example, Christmas Day and New Year’s Day), the previous business day’s rates are normally used. MSCI independently monitors the exchange rates on all its indices. MSCI may under exceptional circumstances elect to use alternative sources of exchange rates if the WM/Reuters rates are not available, or if MSCI determines that the WM/Reuters rates are not reflective of market circumstances for a given currency on a particular day. In such circumstances, an announcement would be sent to clients with the related information. If appropriate, MSCI may conduct a consultation with the investment community to gather feedback on the most relevant exchange rate.

Changes to the Indexes. The MSCI GIMI is maintained with the objective of reflecting, on a timely basis, the evolution of the underlying equity markets. In maintaining the MSCI indexes, emphasis is also placed on continuity, replicability and minimizing turnover in the indexes. Maintaining the MSCI indexes involves many aspects, including (i) additions to, and deletions from, the indexes; (ii) changes in number of shares; and (iii) changes in inclusion factors as a result of updated free float estimates.

Index maintenance can be described by three broad categories of changes:

  Semi-Annual Index Reviews (“SAIRs”), conducted on a fixed semi-annual timetable that systematically reassess the various dimensions of the equity universe for all markets;
  Quarterly Index Reviews (“QIRs”), aimed at promptly reflecting other significant market events; and
  Ongoing event-related changes, such as mergers, acquisitions, spin-offs, bankruptcies, reorganizations and other similar corporate events, which generally are implemented in the indexes as they occur.

Potential changes in the status of countries (stand-alone, frontier, emerging and developed) follow their own implementation time tables.

MSCI conducts SAIRs generally as of the close of the last business day of May and November. During the SAIRs, MSCI updates the investable equity universe and reassesses size segmentation investability requirements. MSCI also conducts QIRs generally as of the close of the last business day of February and August. During the QIRs, MSCI reflects changes in the index that were not captured at the time of their actual occurrence, but are significant enough to be included before the next SAIR. The results of the SAIR and QIR are generally announced at least ten business days in advance of implementation.

MSCI 25/50 Indexes

Each of the MSCI 25/50 Indexes (the “25/50 Indexes”) is a sub-index of either an MSCI Global Standard Index or an MSCI GIMI. Their construction reflects the diversification requirements applicable to RICs pursuant to Subchapter M of the Internal Revenue Code. Each 25/50 Index is constructed in such a way as to ensure that no single issuer represents more than 25% of the weight of the index and that all issues that individually represent more than 5% of the weight of the index do not in the aggregate represent more than 50% of the weight of the index.

MSCI Emerging Markets Growth Index

Number of Components: approximately 451

Index Description. The Underlying Index is a subset of the MSCI Emerging Markets Index. The Underlying Index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI Emerging Markets Index and consists of those securities classified by MSCI as most representing the growth style. Securities classified as growth style generally tend to have higher forecasted earnings growth rates, lower book value to price ratios, lower forward earnings to price ratios and lower dividend yields than securities representing the value style. MSCI uses a specialized framework to attribute both value and growth style characteristics to each security within the Underlying Index. Each security is evaluated based on certain value factors and growth factors, which are then used to calculate a value score and growth score. Based upon these two scores, MSCI determines the extent to which each security is assigned to the value or growth style. It is possible for a single security to have representation in both the value and growth style indexes; however, no more than 100% of a security’s float-adjusted market capitalization will be included within the combined style framework. Free-float market capitalization is calculated by taking the security’s price and multiplying it by the number of shares readily available in the market rather than the total number of shares outstanding.

20

Additional Information. “MSCI” and “MSCI Emerging Markets Growth Index” are service marks of MSCI Inc. and have been licensed for use by BTC. The Fund is not sponsored, endorsed, sold or promoted by MSCI Inc. nor does MSCI Inc. make any representation regarding the advisability of investing in the Fund.

Investment Limitations

The Board has adopted as a non-fundamental policy the investment objective of the Fund. Therefore, the Fund may change its investment objective and its Underlying Index without a shareholder vote. The Board has adopted as fundamental policies the following numbered investment restrictions, which cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities. A vote of a majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a fund meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy and (b) more than 50% of outstanding voting securities of the fund.

The Fund will not:

1.	Concentrate its investments (i.e., invest 25% or more of its total assets in the securities of a particular industry or group of industries), except that the Fund will concentrate to approximately the same extent that the Underlying Index concentrates in the securities of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
2.	Borrow money, except that (i) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities; and (ii) the Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i) and (ii), the Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) is derived from such transactions. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law.
3.	Issue any senior security, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by any regulatory authority having jurisdiction, from time to time.
4.	Make loans, except as permitted under the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.
5.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this restriction shall not prevent the Fund from investing in securities of companies engaged in the real estate business or securities or other instruments backed by real estate or mortgages), or commodities or commodity contracts (but this restriction shall not prevent the Fund from trading in futures contracts and options on futures contracts, including options on currencies to the extent consistent with the Fund’s investment objective and policies).
6.	Engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the 1933 Act, in disposing of portfolio securities.
In addition to the investment restrictions adopted as fundamental policies set forth above, the Fund has adopted a non-fundamental policy not to invest in the securities of a company for the purpose of exercising management or control or purchase or otherwise acquire any illiquid security, except as permitted under the 1940 Act, which currently permits up to 15% of the Fund’s net assets to be invested in illiquid securities (calculated at the time of investment).

BFA monitors the liquidity of restricted securities in the Fund’s portfolio. In reaching liquidity decisions, BFA considers the following factors:

  The frequency of trades and quotes for the security;
  The number of dealers wishing to purchase or sell the security and the number of other potential purchasers;
  Dealer undertakings to make a market in the security; and
  The nature of the security and the nature of the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).
21

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values of assets will not constitute a violation of such restriction, except that certain percentage limitations will be observed continuously in accordance with applicable law.

The Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities of the Underlying Index or in Depositary Receipts representing securities in the Underlying Index. The Fund also has adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in such policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy.

Continuous Offering

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares and sells such shares directly to customers or if it chooses to couple the creation of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is available only with respect to transactions on an exchange.

Management

Directors and Officers. The Board has responsibility for the overall management and operations of the Company, including general supervision of the duties performed by BFA and other service providers. Each Director serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Directors who are not interested persons (as defined in the 1940 Act) are referred to as Independent Directors.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). The Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Director also serves as a Trustee of iShares Trust and a Director of iShares MSCI Russia Capped Index Fund, Inc. and, as a result, oversees a total of 253 funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Director and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated George G.C. Parker as its Independent Chairman.

22

Interested Directors

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Director
Robert S. Kapito[1] (54)	Director (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Trustee of iShares Trust (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of BlackRock, Inc. (since 2007).
Michael Latham[2] (46)	Director (since 2010); President (since 2007).	Chairman of iShares, BTC (since 2011); Global Chief Executive Officer of iShares, BTC (2010-2011); Managing Director, BTC (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange-Traded Products Business of BGI (2003-2007).	Trustee of iShares Trust (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

[1]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Company due to his affiliations with BlackRock, Inc.
[2]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Company due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Directors

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Director
George G.C. Parker (72)	Director (since 2000); Independent Chairman (since 2010).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (since 1994).	Trustee of iShares Trust (since 2000); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Independent Chairman of iShares Trust (since 2010); Independent Chairman of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).
23

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Director
John E. Martinez (50)	Director (since 2003).	Director of EquityRock, Inc. (since 2005).	Trustee of iShares Trust (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).
Cecilia H. Herbert (62)	Director (since 2005).	Director (since 1998) and President (2007-2010) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee (since 2002) and Chair of the Finance Committee (2006-2009) and Investment Committee (since 2006) of the Thacher School; Member (since 1994) and Chair (1994-2005) of Investment Committee, Archdiocese of San Francisco.	Trustee of iShares Trust (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director, Forward Funds (35 portfolios) (since 2009).
Charles A. Hurty (68)	Director (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Trustee of iShares Trust (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002).
John E. Kerrigan (56)	Director (since 2005).	Chief Investment Officer, Santa Clara University (since 2002).	Trustee of iShares Trust (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).
Robert H. Silver (56)	Director (since 2007).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (since 2006); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009).	Trustee of iShares Trust (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).
Madhav V. Rajan (47)	Director (since 2011).	Gregor G. Peterson Professor of Accounting and Senior Associate Dean for Academic Affairs, Stanford University: Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (Winter 2007-2008).	Trustee of iShares Trust (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011).
24

Officers

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years
Jack Gee (52)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BTC (since 2009); Senior Director of Fund Administration of Intermediary Investor Business of BGI (2009); Director of Fund Administration of Intermediary Investor Business of BGI (2004-2009).
Eilleen M. Clavere (59)	Secretary (since 2007).	Director, BTC (since 2009); Director of Legal Administration of Intermediary Investor Business of BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).
Ira P. Shapiro (48)	Vice President and Chief Legal Officer (since 2007).	Managing Director, BTC (since 2009); Associate General Counsel, BGI (2004-2009).
Amy Schioldager (49)	Executive Vice President (since 2007).	Managing Director, BTC (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).
Matt Tucker (39)	Vice President (since 2007).	Managing Director, BTC (since 2009); Director of Fixed Income Investment Strategy, BGI (2009); Head of U.S. Fixed Income Investment Solutions, BGI (2005-2008); Fixed Income Investment Strategist, BGI (2003-2005).

The Board has concluded that, based on each Director’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Directors, each Director should serve as a Director of the Board. Among the attributes common to all Directors are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Fund’s investment adviser, other service providers, counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Directors. A Director’s ability to perform his or her duties effectively may have been attained through the Director’s educational background or professional training; business, consulting, public service or academic positions; experience from service as a board member of the Fund and the other funds in the Company (and any predecessor funds), other investment funds, public companies, or non-profit entities or other organizations; and/or other life experiences. Also, set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Director that led the Board to conclude that he or she should serve as a Director.

Robert Kapito has been a Director of the Company since 2009. Mr. Kapito has served as a Trustee of iShares Trust since 2009, a Director of iShares MSCI Russia Capped Index Fund, Inc. since 2010 and a Director of BlackRock, Inc. since 2007. In addition, he has over 20 years of experience as part of BlackRock, Inc. and BlackRock’s predecessor entities. Mr. Kapito serves as President and Director of BlackRock, Inc., and is the Chairman of the Operating Committee, a member of the Office of the Chairman, the Leadership Committee and the Corporate Council. He is responsible for day-to-day oversight of BlackRock’s

25

key operating units, including the Account Management and Portfolio Management Groups, Real Estate Group and BlackRock Solutions®. Prior to assuming his current responsibilities in 2007, Mr. Kapito served as Head of BlackRock’s Portfolio Management Group. In that role, he was responsible for overseeing all portfolio management within BlackRock, including the Fixed Income, Equity, Liquidity, and Alternative Investment Groups. Mr. Kapito serves as a member of the Board of Trustees of the University of Pennsylvania. He is also President of the Board of Directors for the Hope & Heroes Children’s Cancer Fund since 2002 and President of the Board of Directors for Periwinkle Theatre for Youth, a national non-profit arts-in-education organization, since 1983. Mr. Kapito earned a BS degree in economics from the Wharton School of the University of Pennsylvania in 1979, and an MBA degree from Harvard Business School in 1983.

Michael Latham has been a Director of the Company since 2010 and President of the Company since 2007. Mr. Latham served as Principal Financial Officer of the Company from 2002 until 2007. Mr. Latham has served as a Trustee of iShares Trust since 2010, President of iShares Trust since 2007, Principal Financial Officer of iShares Trust from 2002 until 2007, a Director of iShares MSCI Russia Capped Index Fund, Inc. since 2010 and President of iShares MSCI Russia Capped Index Fund, Inc. since 2010. Mr. Latham is the Chairman of BlackRock’s iShares exchange-traded fund business. In addition, he has over 15 years of experience as part of BlackRock, Inc. and BlackRock’s predecessor entities. Prior to assuming his current responsibilities in September 2011, he was the global head of BlackRock’s iShares exchange-traded fund business. Prior to April 2009, he was head of BlackRock’s iShares exchange-traded fund business for the United States and Canada, and Chief Operating Officer for the U.S. iShares business. He previously held a variety of operating positions within the firm. Mr. Latham earned a BS degree in business administration from California State University at San Francisco in 1988.

George G.C. Parker has been a Director of the Company since 2002 and Chairman of the Company’s Board since 2010. Mr. Parker served as Lead Independent Director of the Company from 2006 until 2010 and Chairman of the Nominating and Governance Committee for the Company from 2002 until 2010. Mr. Parker has served as a Trustee of iShares Trust since 2000, Chairman of iShares Trust’s Board since 2010, Lead Independent Director of iShares Trust from 2006 until 2010, Chairman of the Nominating and Governance Committee for iShares Trust from 2002 until 2010, a Director of iShares MSCI Russia Capped Index Fund, Inc. since 2010 and Chairman of iShares MSCI Russia Capped Index Fund, Inc.’s Board since 2010. Mr. Parker also serves as Director on four other boards. Mr. Parker is the Dean Witter Distinguished Professor of Finance (Emeritus) at the Stanford Graduate School of Business. He teaches courses in Corporate Finance in the MBA Program, Stanford Sloan Program for Executives, and in various other Executive Education Programs at Stanford University. Mr. Parker’s teaching and research interests are primarily in the field of corporate finance, management of financial institutions, and corporate governance, and he has written numerous case studies related to these subjects. He has also authored several articles on capital structure, risk management, and corporate valuation. Mr. Parker holds MBA and Ph.D. degrees from the Stanford Graduate School of Business.

John E. Martinez has been a Director of the Company since 2003. Mr. Martinez has served as a Trustee of iShares Trust since 2003 and a Director of iShares MSCI Russia Capped Index Fund, Inc. since 2010. Mr. Martinez is a Director of EquityRock, Inc. (previously Real Estate Equity Exchange, Inc), providing governance oversight and consulting services to this privately held firm that develops products and strategies for homeowners in managing the equity in their homes. Mr. Martinez previously served as Director of Barclays Global Investors (BGI) UK Holdings, where he provided governance oversight representing BGI’s shareholders (Barclays PLC, BGI management shareholders) through oversight of BGI’s worldwide activities. Since 2003, he is a Director and Executive Committee Member for Larkin Street Youth Services, providing governance oversight and strategy development to an agency that provides emergency and transitional housing, health care, education, job and life skills training to homeless youth. Mr. Martinez has an AB degree in economics from The University of California, Berkeley and holds an MBA degree in finance and statistics from the Graduate School of Business, University of Chicago.

Cecilia H. Herbert has been a Director of the Company since 2005. Ms. Herbert has served as a Trustee of iShares Trust since 2005 and a Director of iShares MSCI Russia Capped Index Fund, Inc. since 2010. She is Director of the Board of the Catholic Charities CYO, among the Bay Area’s largest private social services organizations serving the homeless, poor, aged, families, children and AIDS/HIV victims, on which she has served since 1998. Ms. Herbert is a member of the Finance Council, Archdiocese of San Francisco since 1994, which she chaired from 1994 to 2005. She is a Trustee of the Thacher School since 2002 and chairs its Investment Committee. She has served on numerous non-profit boards. Ms. Herbert is also a Director and Advisory Board Member since 2009 of the Forward Funds. Ms. Herbert previously served as a Trustee for the Pacific Select Funds and The Montgomery Funds. Ms. Herbert previously served as Managing Director of J.P. Morgan/Morgan Guaranty Trust Company responsible for product development, marketing and credit for U.S. multinational corporations and as head of its San Francisco office and as Assistant Vice President, Signet Banking Corporation. Ms. Herbert has a BA degree in economics and communications from Stanford University and an MBA degree in finance from Harvard Business School.

26

Charles A. Hurty has been a Director of the Company since 2005 and Chairman of the Audit Committee of the Company since 2006. Mr. Hurty has served as a Trustee of iShares Trust since 2005, Chairman of the Audit Committee of iShares Trust since 2006, a Director of iShares MSCI Russia Capped Index Fund, Inc. since 2010 and Chairman of the Audit Committee of iShares MSCI Russia Capped Index Fund, Inc. since 2010. In addition, Mr. Hurty serves as Director of the GMAM Absolute Return Strategy Fund since 2002, Director of the SkyBridge Multi-Adviser Hedge Fund Portfolios LLC (formerly, Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC) since 2002 and was a Director of the CSFB Alternative Investment Funds from 2005 to December 2009, when the funds were liquidated. Mr. Hurty was formerly a Partner at KPMG, LLP from 1968 to 2001. Mr. Hurty has a BS degree in accounting from University of Kansas.

John E. Kerrigan has been a Director of the Company since 2005 and Chairman of the Nominating and Governance Committee of the Company since 2010. Mr. Kerrigan has served as a Trustee of iShares Trust since 2005, Chairman of the Nominating and Governance Committee of iShares Trust since 2010, a Director of iShares MSCI Russia Capped Index Fund, Inc. since 2010 and Chairman of the Nominating and Governance Committee of iShares MSCI Russia Capped Index Fund, Inc. since 2010. Mr. Kerrigan serves as Chief Investment Officer, Santa Clara University since 2002. Mr. Kerrigan was formerly a Managing Director at Merrill Lynch & Co., including the following responsibilities: Global Manager of Institutional Client Division eCommerce, Global Manager of Technology Specialists Sales and Chair, Performance Measurement, Evaluation & Compensation Task Force. Mr. Kerrigan is a Trustee, since 2008, of Sacred Heart Schools, Atherton, CA, and Director, since 1999, of The BASIC Fund (Bay Area Scholarships for Inner City Children). Mr. Kerrigan has a BA degree from Boston College and is a Chartered Financial Analyst.

Robert H. Silver has been a Director of the Company since 2007. Mr. Silver has served as a Trustee of iShares Trust since 2007 and a Director of iShares MSCI Russia Capped Index Fund, Inc. since 2010. Mr. Silver is President and a co-founder of The Bravitas Group Inc., a firm dedicated to advising and investing in emerging business enterprises and to supporting philanthropic activities that benefit under-served urban youth. Previously, Mr. Silver served as the President and Chief Operating Officer of UBS Financial Services Inc., the registered broker dealer comprising the Wealth Management USA business unit of UBS AG. Mr. Silver also served on the Board of Directors of EPAM, a provider of software engineering outsourcing services in Central and Eastern Europe, the Depository Trust and Clearing Corporation (DTCC) and served as a governor of the Philadelphia Stock Exchange. In addition, Mr. Silver is a Vice Chairman and a Member of the Board of Directors for the YMCA of Greater New York and chairs its Fund Development Committee since 2001 and Co-Founder and Vice President of Parentgiving Inc. since 2008. Mr. Silver began his career as a CPA at KPMG LLP from 1983 until 1997. Mr. Silver has a BS degree in business administration from the University of North Carolina.

Madhav V. Rajan has been a Director of the Company since 2011. Mr. Rajan has served as a Trustee of iShares Trust and a Director of iShares MSCI Russia Capped Index Fund, Inc. since 2011. Mr. Rajan is the Gregor G. Peterson Professor of Accounting at the Stanford Graduate School of Business. He has taught accounting for over 20 years to undergraduate, MBA and law students, as well as to senior executives. Mr. Rajan serves as the Senior Associate Dean for Academic Affairs and head of the MBA Program at the Stanford Graduate School of Business. Mr. Rajan served as editor of “The Accounting Review” from 2002 to 2008 and is co-author of “Cost Accounting: A Managerial Emphasis,” a leading cost accounting textbook. Mr. Rajan holds MS, MBA and Ph.D. degrees in Accounting from Carnegie Mellon University.

Board – Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Fund rests with the Board. The Board has engaged BFA to manage the Fund on a day-to-day basis. The Board is responsible for overseeing BFA and other service providers in the operations of the Fund in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Company’s charter. The Board is currently composed of nine members, seven of whom are Independent Directors (defined below). The Board currently conducts regular meetings four times a year. In addition, the Board frequently holds special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. The Independent Directors meet regularly outside the presence of management, in executive session or with other service providers to the Company.

The Board has appointed an Independent Director to serve in the role of Chairman. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys, and other Directors generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. The Board has established a Nominating and Governance Committee and an Audit Committee to assist the Board in the oversight and direction of the business and affairs of the Fund, and from time to time may establish ad-hoc committees or informal

27

working groups to review and address the policies and practices of the Fund with respect to certain specified matters. The Board and each standing Committee conduct annual assessments of their oversight function and structure. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise independent judgment over management and it allocates areas of responsibility among committees of Independent Directors and the full Board to enhance effective oversight.

Day-to-day risk management with respect to the Fund is the responsibility of BFA or other service providers (depending on the nature of the risk), subject to the supervision of BFA. The Fund is subject to a number of risks, including investment, compliance, operational and valuation risks, among others. While there are a number of risk management functions performed by BFA and other service providers, as applicable, it is not possible to eliminate all of the risks applicable to the Fund. The Directors have an oversight role in this area, satisfying themselves that risk management processes are in place and operating effectively. Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of various Board and committee activities. The Board, directly or through a committee, also reviews reports from, among others, management and the independent registered public accounting firm for the Company, as appropriate, regarding risks faced by the Fund and management’s risk functions. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Company’s compliance program and reports to the Board regarding compliance matters for the Company and its principal service providers. In testing and maintaining the compliance program, the Chief Compliance Officer assesses key compliance risks affecting the Fund, and addresses them in reports to the Board. The Independent Directors have engaged independent legal counsel to assist them in performing their oversight responsibilities.

Committees of the Board of Directors. Each Director who is not an interested person (as defined in the 1940 Act) of the Company (“Independent Director”) serves on the Audit Committee and the Nominating and Governance Committee of the Board. The purposes of the Audit Committee are to assist the Board (i) in its oversight of the Company’s accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Company; (ii) in its oversight of the Company’s financial statements and the independent audit thereof; (iii) in selecting, evaluating and, where deemed appropriate, replacing the independent accountants (or nominating the independent accountants to be proposed for shareholder approval in any proxy statement); (iv) in evaluating the independence of the independent accountants; (v) in complying with legal and regulatory requirements that relate to the Company’s accounting and financial reporting, internal controls and independent audits; and (vi) to assume such other responsibilities as may be delegated by the Board. The Audit Committee met six times during the fiscal year ended August 31, 2011.

The Nominating and Governance Committee nominates individuals for Independent Director membership on the Board. The Nominating and Governance Committee functions include, but are not limited to, the following: (i) reviewing the qualifications of any person properly identified or nominated to serve as an Independent Director; (ii) recommending to the Board and current Independent Directors the nominee(s) for appointment as an Independent Director by the Board and current Independent Directors and/or for election as Independent Directors by shareholders to fill any vacancy for a position of Independent Director(s) on the Board; (iii) recommending to the Board and current Independent Directors the size and composition of the Board and Board committees and whether they comply with applicable laws and regulations; (iv) recommending a current Independent Director to the Board and current Independent Directors to serve as Lead Independent Director; (v) periodic review of the Board’s retirement policy; and (vi) recommending an appropriate level of compensation for the Independent Directors for their services as Directors, members or chairpersons of committees of the Board, Lead Independent Director, Chairperson of the Board and any other positions as the Nominating and Governance Committee considers appropriate. The Nominating and Governance Committee does not consider Board nomination(s) recommended by shareholders (acting solely in their capacity as a shareholder and not in any other capacity). The Nominating and Governance Committee is comprised of all members of the Board that are Independent Directors. The Nominating and Governance Committee met six times during the fiscal year ended August 31, 2011.

The following table sets forth, as of December 31, 2010, the dollar range of equity securities beneficially owned by each Director in the Fund and in other registered investment companies overseen by the Director within the same family of

28

investment companies as the Company. If a fund is not listed below, the Director did not own any securities in that fund as of the date indicated above:

Name of Director	Fund	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies
Robert Kapito	None	None	None

Michael Latham	iShares Barclays 1-3 Year Credit Bond Fund	Over $100,000	Over $100,000
	iShares Barclays Aggregate Bond Fund	Over $100,000
	iShares FTSE China 25 Index Fund	Over $100,000
	iShares iBoxx $ High Yield Corporate Bond Fund	Over $100,000
	iShares MSCI BRIC Index Fund	Over $100,000
	iShares MSCI EAFE Index Fund	Over $100,000
	iShares MSCI EAFE Value Index Fund	Over $100,000
	iShares MSCI Emerging Markets Index Fund	Over $100,000
	iShares Russell 2000 Index Fund	Over $100,000
	iShares Russell 3000 Index Fund	Over $100,000
	iShares Russell 3000 Value Index Fund	Over $100,000
	iShares Russell Microcap Index Fund	Over $100,000
	iShares S&P California AMT-Free Municipal Bond Fund	Over $100,000
	iShares S&P U.S. Preferred Stock Index Fund	Over $100,000

John E. Martinez	iShares Barclays TIPS Bond Fund	Over $100,000	Over $100,000
	iShares MSCI All Country Asia ex Japan Index Fund	Over $100,000
	iShares MSCI EAFE Index Fund	Over $100,000
	iShares Russell 1000 Index Fund	Over $100,000
	iShares Russell 1000 Value Index Fund	Over $100,000
	iShares S&P 500 Index Fund	Over $100,000
	iShares S&P Global Consumer Staples Sector Index Fund	Over $100,000

George G.C. Parker	iShares Barclays Aggregate Bond Fund	Over $100,000	Over $100,000
	iShares Dow Jones Select Dividend Index Fund	Over $100,000
	iShares iBoxx $ Investment Grade Corporate Bond Fund	Over $100,000
	iShares MSCI EAFE Index Fund	Over $100,000
	iShares S&P 100 Index Fund	Over $100,000
	iShares S&P 500 Index Fund	Over $100,000
29

Name of Director	Fund	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies
	iShares S&P California AMT-Free Municipal Bond Fund	Over $100,000

Cecilia H. Herbert	iShares Barclays 1-3 Year Treasury Bond Fund	$10,001-$50,000	Over $100,000
	iShares Dow Jones Select Dividend Index Fund	$10,001-$50,000
	iShares FTSE China 25 Index Fund	Over $100,000
	iShares iBoxx $ High Yield Corporate Bond Fund	$1-$10,000
	iShares JPMorgan USD Emerging Markets Bond Fund	$1-$10,000
	iShares MSCI EAFE Index Fund	$10,001-$50,000
	iShares MSCI Emerging Markets Index Fund	$10,001-$50,000
	iShares MSCI Pacific ex-Japan Index Fund	$10,001-$50,000
	iShares S&P 500 Index Fund	$10,001-$50,000
	iShares S&P MidCap 400 Growth Index Fund	$10,001-$50,000

Charles A. Hurty	iShares Dow Jones Financial Sector Index Fund	$1-$10,000	Over $100,000
	iShares Dow Jones Select Dividend Index Fund	$1-$10,000
	iShares Dow Jones U.S. Energy Sector Index Fund	$10,001-$50,000
	iShares Dow Jones U.S. Technology Sector Index Fund	$10,001-$50,000
	iShares FTSE China 25 Index Fund	$10,001-$50,000
	iShares MSCI EAFE Index Fund	$10,001-$50,000
	iShares MSCI Japan Index Fund	$10,001-$50,000
	iShares S&P 500 Index Fund	$10,001-$50,000
	iShares S&P Global Energy Sector Fund	$1-$10,000
	iShares S&P Global Technology Sector Index Fund	$1-$10,000
	iShares S&P North American Technology-Multimedia Networking Index Fund	$1-$10,000

John E. Kerrigan	iShares MSCI ACWI ex US Index Fund	Over $100,000	Over $100,000
	iShares S&P Short Term National AMT-Free Municipal Bond Fund	Over $100,000

Robert H. Silver	iShares Barclays 1-3 Year Credit Bond Fund	Over $100,000	Over $100,000
	iShares Barclays 1-3 Year Treasury Bond Fund	Over $100,000
	iShares Barclays Aggregate Bond Fund	$10,001-$50,000
	iShares Dow Jones U.S. Broker-Dealers Index Fund	Over $100,000
	iShares Dow Jones U.S. Financial Services Index Fund	$10,001-$50,000
30

Name of Director	Fund	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies
	iShares Dow Jones U.S. Regional Banks Index Fund	$50,001-$100,000
	iShares iBoxx $ Investment Grade Corporate Bond Fund	Over $100,000
	iShares MSCI ACWI ex US Index Fund	Over $100,000
	iShares MSCI BRIC Index Fund	$10,001-$50,000
	iShares MSCI EAFE Index Fund	Over $100,000
	iShares MSCI Emerging Markets Index Fund	$10,001-$50,000
	iShares MSCI Japan Index Fund	$10,001-$50,000
	iShares Russell 1000 Growth Index Fund	Over $100,000
	iShares Russell 1000 Value Index Fund	$50,001-$100,000
	iShares Russell 2000 Growth Index Fund	$50,001-$100,000
	iShares Russell 2000 Index Fund	$1-$10,000
	iShares Russell 2000 Value Index Fund	$50,001-$100,000
	iShares Russell 3000 Index Fund	Over $100,000
	iShares S&P 500 Index Fund	Over $100,000
	iShares S&P Europe 350 Index Fund	$10,001-$50,000
	iShares S&P U.S. Preferred Stock Index Fund	Over $100,000
	iShares S&P/Citigroup International Treasury Bond Fund	$1-$10,000

Madhav V. Rajan[1]	None	None	None

Darrell Duffie[2]	None	None	None

[1]	Appointed to serve as Director effective May 16, 2011.
[2]	Served as Director through March 19, 2011.

As of December 31, 2010, none of the Independent Directors or their immediate family members owned beneficially or of record any securities of BFA (the Fund’s investment adviser), the Distributor or any person controlling, controlled by or under common control with BFA or the Distributor.

Remuneration of Directors. For the calendar year ended December 31, 2010, the Company paid each Independent Director $73,333 for meetings of the Board attended by the Director. Effective January 1, 2011, the Company pays each Independent Director $83,333 for meetings of the Board attended by the Director. The Company also pays Charles Hurty an annual fee of $13,333 for service as the Chairperson of the Board’s Audit Committee and George G.C. Parker an annual fee of $16,667 for service as the Board’s Lead Independent Director (now, Independent Chairman). John Martinez, John Kerrigan and Cecilia Herbert are also each entitled to $10,000 (plus an additional $1,765 paid to compensate for taxes due in Mauritius) for his or her service as a director of subsidiaries of iShares Trust. The Company pays John Kerrigan an annual fee of $5,000 for service as the Chairperson of the Board’s Nominating and Governance Committee. The Company also reimburses each Director for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings.

31

The table below sets forth the total compensation paid to each Interested Director for the calendar year ended December 31, 2010:

Name of Interested Director[1]	Aggregate Compensation from the Company	Pension or Retirement Benefits Accrued As Part of Company Expenses[2]	Estimated Annual Benefits Upon Retirement[2]	Total Compensation From the Fund and Fund Complex[3]
Robert S. Kapito	$0	Not Applicable	Not Applicable	$0
Michael Latham	0	Not Applicable	Not Applicable	0

[1]	Robert S. Kapito and Michael Latham were not compensated by the Company due to their employment with BlackRock, Inc. during the time period reflected in the table.
[2]	No Director or officer is entitled to any pension or retirement benefits from the Company.
[3]	Includes compensation for service on the Board of Trustees of iShares Trust and the Board of Directors of iShares MSCI Russia Capped Index Fund, Inc.

The table below sets forth the total compensation paid to each Independent Director for the calendar year ended December 31, 2010:

Name of Independent Director[1]	Aggregate Compensation from the Company	Pension or Retirement Benefits Accrued As Part of Company Expenses[2]	Estimated Annual Benefits Upon Retirement[2]	Total Compensation From the Fund and Fund Complex[3]
George G.C. Parker	$90,000	Not Applicable	Not Applicable	$270,000
John E. Kerrigan	77,083	Not Applicable	Not Applicable	243,015
Charles A. Hurty	86,666	Not Applicable	Not Applicable	260,000
Cecilia H. Herbert	73,333	Not Applicable	Not Applicable	231,765
Robert H. Silver	73,333	Not Applicable	Not Applicable	220,000
Darrell Duffie[4]	73,333	Not Applicable	Not Applicable	220,000
John E. Martinez	73,333	Not Applicable	Not Applicable	231,765

[1]	Compensation is not shown for Madhav V. Rajan because he was appointed to serve as Independent Director of the Company effective May 16, 2011.
[2]	No Director or officer is entitled to any pension or retirement benefits from the Company.
[3]	Includes compensation for service on the Board of Trustees of iShares Trust and the Board of Directors of iShares MSCI Russia Capped Index Fund, Inc.
[4]	Served as Director through March 19, 2011.

The board of directors of the Subsidiary, which is responsible for the overall management and operations of the Subsidiary, is partially comprised of certain members of the Board of Directors of the Company.

Control Persons and Principal Holders of Securities. Ownership information is not provided for the Fund as it has not commenced operations as of the date of this SAI.

Potential Conflicts of Interest. Barclays PLC (“Barclays”) and The PNC Financial Services Group, Inc. (“PNC”), each has a significant economic interest in BlackRock, Inc., the parent of BFA, the Fund’s investment adviser. PNC is considered to be an affiliate of BlackRock, Inc., under the 1940 Act. Certain activities of BFA, BlackRock, Inc. and their affiliates (collectively, “BlackRock”) and PNC and its affiliates (collectively, “PNC” and together with BlackRock, “Affiliates”), and those of Barclays and its affiliates (collectively, the “Barclays Entities”), with respect to the Fund and/or other accounts managed by BlackRock, PNC or Barclays Entities, may give rise to actual or perceived conflicts of interest such as those described below.

BlackRock is one of the world’s largest asset management firms. PNC is a diversified financial services organization spanning the retail, business and corporate markets. Barclays is a major global financial services provider engaged in a range of activities, including retail and commercial banking, credit cards, investment banking, and wealth management. BlackRock and PNC are affiliates of one another under the 1940 Act. BlackRock, PNC, Barclays and their respective affiliates (including, for these purposes, their directors, partners, trustees, managing members, officers and employees), including the entities and personnel who may be involved in the investment activities and business operations of the Fund, are engaged worldwide in businesses, including equity, fixed income, cash management and alternative investments. These are considerations of which

32

investors in the Fund should be aware, and which may cause conflicts of interest that could disadvantage the Fund and its shareholders. These activities and interests include potential multiple advisory, transactional, financial and other interests in securities and other instruments that may be purchased or sold by the Fund.

BlackRock and its Affiliates, as well as the Barclays Entities, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of the Fund and/or that engage in transactions in the same types of securities, currencies and instruments as the Fund. One or more Affiliates and Barclays Entities are also major participants in the global currency, equities, swap and fixed income markets, in each case both on a proprietary basis and for the accounts of customers. As such, one or more Affiliates or Barclays Entities are or may be actively engaged in transactions in the same securities, currencies, and instruments in which the Fund invests. Such activities could affect the prices and availability of the securities, currencies, and instruments in which the Fund invests, which could have an adverse impact on the Fund’s performance. Such transactions, particularly in respect of most proprietary accounts or customer accounts, will be executed independently of the Fund’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund. When BlackRock and its Affiliates purchase or sell the same assets for their managed accounts, including the Fund, the assets actually purchased or sold may be allocated among the accounts on a basis determined in their good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for the Fund. In addition, transactions in investments by one or more other accounts managed by BlackRock or its Affiliates or a Barclays Entity may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund, particularly, but not limited to, with respect to small capitalization, emerging market or less liquid strategies. This may occur when investment decisions regarding the Fund are based on research or other information that is also used to support decisions for other accounts. When BlackRock or its Affiliates or a Barclays Entity implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for the Fund, market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Fund could otherwise be disadvantaged. BlackRock or its Affiliates or a Barclays Entity may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences, which may cause the Fund to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.

Conflicts may also arise because portfolio decisions regarding the Fund may benefit other accounts managed by BlackRock or its Affiliates or a Barclays Entity. For example, the sale of a long position or establishment of a short position by the Fund may impair the price of the same security sold short by (and therefore benefit) one or more Affiliates or Barclays Entities or their other accounts, and the purchase of a security or covering of a short position in a security by the Fund may increase the price of the same security held by (and therefore benefit) one or more Affiliates or Barclays Entities or their other accounts.

BlackRock and its Affiliates or a Barclays Entity and their clients may pursue or enforce rights with respect to an issuer in which the Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund’s investments may be negatively impacted by the activities of BlackRock or its Affiliates or a Barclays Entity or their clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.

The results of the Fund’s investment activities may differ significantly from the results achieved by BlackRock and its Affiliates or the Barclays Entities for their proprietary accounts or other accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that one or more Affiliate- or Barclays Entity-managed accounts and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by the Fund. Moreover, it is possible that the Fund will sustain losses during periods in which one or more Affiliates or Barclays Entity-managed accounts achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible. The investment activities of one or more Affiliates or Barclays Entities for their proprietary accounts and accounts under their management may also limit the investment opportunities for the Fund in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.

From time to time, the Fund’s activities may also be restricted because of regulatory restrictions applicable to one or more Affiliates or Barclays Entities, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when BlackRock, and/or one or more Affiliates or Barclays Entities, will not initiate or recommend

33

certain types of transactions in certain securities or instruments with respect to which BlackRock and/or one or more Affiliates or Barclays Entities are performing services or when position limits have been reached.

In connection with its management of the Fund, BlackRock may have access to certain fundamental analysis and proprietary technical models developed by one or more Affiliates or Barclays Entities. BlackRock will not be under any obligation, however, to effect transactions on behalf of the Fund in accordance with such analysis and models. In addition, neither BlackRock nor any of its Affiliates, nor any Barclays Entity, will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Fund and it is not anticipated that BlackRock will have access to such information for the purpose of managing the Fund. The proprietary activities or portfolio strategies of BlackRock and its Affiliates and the Barclays Entities, or the activities or strategies used for accounts managed by them or other customer accounts could conflict with the transactions and strategies employed by BlackRock in managing the Fund.

In addition, certain principals and certain employees of BlackRock are also principals or employees of Affiliates. As a result, the performance by these principals and employees of their obligations to such other entities may be a consideration of which investors in the Fund should be aware.

BlackRock may enter into transactions and invest in securities, instruments and currencies on behalf of the Fund in which customers of BlackRock or its Affiliates or a Barclays Entity, or, to the extent permitted by the SEC, BlackRock or another Affiliate or a Barclays Entity, serves as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction will be adverse to the interests of the Fund, and such party may have no incentive to assure that the Fund obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by the Fund may enhance the profitability of BlackRock or its Affiliates or a Barclays Entity. One or more Affiliates or Barclays Entities may also create, write or issue derivatives for their customers, the underlying securities, currencies or instruments of which may be those in which the Fund invests or which may be based on the performance of the Fund. The Fund may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by one or more Affiliates or Barclays Entities and may also enter into transactions with other clients of an Affiliate or Barclays Entity where such other clients have interests adverse to those of the Fund.

At times, these activities may cause departments of BlackRock or its Affiliates or a Barclays Entity to give advice to clients that may cause these clients to take actions adverse to the interests of the Fund. To the extent affiliated transactions are permitted, the Fund will deal with BlackRock and its Affiliates or Barclays Entities on an arms-length basis. BlackRock or its Affiliates or a Barclays Entity may also have an ownership interest in certain trading or information systems used by the Fund. The Fund’s use of such trading or information systems may enhance the profitability of BlackRock and its Affiliates or Barclays Entities.

One or more Affiliates or one of the Barclays Entities may act as broker, dealer, agent, lender or adviser or in other commercial capacities for the Fund. It is anticipated that the commissions, mark-ups, mark-downs, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by an Affiliate or Barclays Entity will be in its view commercially reasonable, although each Affiliate or Barclays Entity, including its sales personnel, will have an interest in obtaining fees and other amounts that are favorable to the Affiliate or Barclays Entity and such sales personnel.

Subject to applicable law, the Affiliates and Barclays Entities (and their personnel and other distributors) will be entitled to retain fees and other amounts that they receive in connection with their service to the Fund as broker, dealer, agent, lender, adviser or in other commercial capacities and no accounting to the Fund or its shareholders will be required, and no fees or other compensation payable by the Fund or its shareholders will be reduced by reason of receipt by an Affiliate or Barclays Entity of any such fees or other amounts.

When an Affiliate or Barclays Entity acts as broker, dealer, agent, adviser or in other commercial capacities in relation to the Fund, the Affiliate or Barclays Entity may take commercial steps in its own interests, which may have an adverse effect on the Fund. The Fund will be required to establish business relationships with its counterparties based on the Fund’s own credit standing. Neither BlackRock nor any of the Affiliates, nor any Barclays Entity, will have any obligation to allow their credit to be used in connection with the Fund’s establishment of its business relationships, nor is it expected that the Fund’s counterparties will rely on the credit of BlackRock or any of the Affiliates or Barclays Entities in evaluating the Fund’s creditworthiness.

34

Purchases and sales of securities for the Fund may be bunched or aggregated with orders for other BlackRock client accounts. BlackRock, however, is not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if it determines that bunching or aggregating is not practicable or required, or in cases involving client direction.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.

BlackRock may select brokers (including, without limitation, Affiliates or Barclays Entities) that furnish BlackRock, the Fund, other BlackRock client accounts or other Affiliates or Barclays Entities or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in BlackRock’s view, appropriate assistance to BlackRock in the investment decision-making process (including with respect to futures, fixed-price offerings and over-the-counter transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; research-oriented software and other services and products. Research or other services obtained in this manner may be used in servicing any or all of the Fund and other BlackRock client accounts, including in connection with BlackRock client accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other BlackRock client accounts relative to the Fund based on the amount of brokerage commissions paid by the Fund and such other BlackRock client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BlackRock client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Fund and to such other BlackRock client accounts. To the extent that BlackRock uses soft dollars, it will not have to pay for those products and services itself.

BlackRock may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that BlackRock receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BlackRock.

BlackRock may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BlackRock believes are useful in its investment decision-making process. BlackRock may from time to time choose not to engage in the above described arrangements to varying degrees. BlackRock may also enter into commission sharing arrangements under which BlackRock may execute transactions through a broker-dealer, including, where permitted, an Affiliate or Barclays Entity, and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BlackRock. To the extent that BlackRock engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.

BlackRock may utilize certain electronic crossing networks (“ECNs”) in executing client securities transactions for certain types of securities. These ECNs may charge fees for their services, including access fees and transaction fees. The transaction fees, which are similar to commissions or markups/markdowns, will generally be charged to clients and, like commissions and markups/markdowns, would generally be included in the cost of the securities purchased. Access fees may be paid by BlackRock even though incurred in connection with executing transactions on behalf of clients, including the Fund. In certain circumstances, ECNs may offer volume discounts that will reduce the access fees typically paid by BlackRock. This would have the effect of reducing the access fees paid by BlackRock. BlackRock will only utilize ECNs consistent with its obligation to seek to obtain best execution in client transactions.

BlackRock has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Fund, and to help ensure that such decisions are made in accordance with BlackRock’s fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of BlackRock may have the effect of favoring the interests of other clients or

35

businesses of other divisions or units of BlackRock and/or its Affiliates or a Barclays Entity, provided that BlackRock believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see the Proxy Voting Policy section of this SAI.

It is also possible that, from time to time, BlackRock or its Affiliates or a Barclays Entity may, although they are not required to, purchase and hold shares of the Fund. Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. BlackRock and its Affiliates or Barclays Entities reserve the right to redeem at any time some or all of the shares of the Fund acquired for their own accounts. A large redemption of shares of the Fund by BlackRock or its Affiliates or by a Barclays Entity could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio. BlackRock will consider the effect of redemptions on the Fund and other shareholders in deciding whether to redeem its shares.

It is possible that the Fund may invest in securities of companies with which an Affiliate or a Barclays Entity has or is trying to develop investment banking relationships as well as securities of entities in which BlackRock or its Affiliates or a Barclays Entity has significant debt or equity investments or in which an Affiliate or Barclays Entity makes a market. The Fund also may invest in securities of companies to which an Affiliate or a Barclays Entity provides or may some day provide research coverage. Such investments could cause conflicts between the interests of the Fund and the interests of other clients of BlackRock or its Affiliates or a Barclays Entity. In making investment decisions for the Fund, BlackRock is not permitted to obtain or use material non-public information acquired by any division, department or Affiliate of BlackRock or of a Barclays Entity in the course of these activities. In addition, from time to time, the activities of an Affiliate or a Barclays Entity may limit the Fund’s flexibility in purchases and sales of securities. When an Affiliate is engaged in an underwriting or other distribution of securities of an entity, BlackRock may be prohibited from purchasing or recommending the purchase of certain securities of that entity for the Fund.

BlackRock and its Affiliates and the Barclays Entities, their personnel and other financial service providers may have interests in promoting sales of the Fund. With respect to BlackRock and its Affiliates and Barclays Entities and their personnel, the remuneration and profitability relating to services to and sales of the Fund or other products may be greater than remuneration and profitability relating to services to and sales of certain funds or other products that might be provided or offered. BlackRock and its Affiliates or Barclays Entities and their sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Fund or its shareholders. BlackRock and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for other products or services, and the remuneration and profitability to BlackRock or its Affiliates or a Barclays Entity and such personnel resulting from transactions on behalf of or management of the Fund may be greater than the remuneration and profitability resulting from other funds or products.

BlackRock and its Affiliates or a Barclays Entity and their personnel may receive greater compensation or greater profit in connection with an account for which BlackRock serves as an adviser than with an account advised by an unaffiliated investment adviser. Differentials in compensation may be related to the fact that BlackRock may pay a portion of its advisory fee to its Affiliate or to a Barclays Entity, or relate to compensation arrangements, including for portfolio management, brokerage transactions or account servicing. Any differential in compensation may create a financial incentive on the part of BlackRock or its Affiliates or Barclays Entities and their personnel to recommend BlackRock over unaffiliated investment advisers or to effect transactions differently in one account over another.

BlackRock and its Affiliates or a Barclays Entity may provide valuation assistance to certain clients with respect to certain securities or other investments and the valuation recommendations made for their clients’ accounts may differ from the valuations for the same securities or investments assigned by the Fund’s pricing vendors, especially if such valuations are based on broker-dealer quotes or other data sources unavailable to the Fund’s pricing vendors. While BlackRock will generally communicate its valuation information or determinations to the Fund’s pricing vendors and/or fund accountants, there may be instances where the Fund’s pricing vendors or fund accountants assign a different valuation to a security or other investment than the valuation for such security or investment determined or recommended by BlackRock.

As disclosed in more detail in the Determination of Net Asset Value section of the Fund’s Prospectus, when market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing, pursuant to procedures adopted by the Fund’s Board. As a result, the Fund’s sale or redemption of its

36

shares at net asset value, at a time when a holding or holdings are valued by BlackRock (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

To the extent permitted by applicable law, the Fund may invest all or some of its short term cash investments in any money market fund or similarly-managed private fund advised or managed by BlackRock. In connection with any such investments, the Fund, to the extent permitted by the 1940 Act, may pay its share of expenses of a money market fund in which it invests, which may result in the Fund bearing some additional expenses.

BlackRock and its Affiliates or a Barclays Entity and their directors, officers and employees, may buy and sell securities or other investments for their own accounts, and may have conflicts of interest with respect to investments made on behalf of the Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers, employees and Affiliates of BlackRock or by Barclays Entities that are the same, different from or made at different times than positions taken for the Fund. To lessen the possibility that the Fund will be adversely affected by this personal trading, the Fund, BFA and BlackRock each has adopted a Code of Ethics in compliance with Section 17(j) of the 1940 Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Fund’s portfolio transactions. Each Code of Ethics can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Each Code of Ethics is also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, DC 20549-1520.

BlackRock and its Affiliates will not purchase securities or other property from, or sell securities or other property to, the Fund, except that the Fund may in accordance with rules adopted under the 1940 Act engage in transactions with accounts that are affiliated with the Fund as a result of common officers, directors, or investment advisers or pursuant to exemptive orders granted to the Fund and/or BlackRock by the SEC. These transactions would be affected in circumstances in which BlackRock determined that it would be appropriate for the Fund to purchase and another client of BlackRock to sell, or the Fund to sell and another client of BlackRock to purchase, the same security or instrument on the same day. From time to time, the activities of the Fund may be restricted because of regulatory requirements applicable to BlackRock or its Affiliates or a Barclays Entity and/or BlackRock’s internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by BlackRock would not be subject to some of those considerations. There may be periods when BlackRock may not initiate or recommend certain types of transactions, or may otherwise restrict or limit their advice in certain securities or instruments issued by or related to companies for which an Affiliate or a Barclays Entity is performing investment banking, market making or other services or has proprietary positions. For example, when an Affiliate is engaged in an underwriting or other distribution of securities of, or advisory services for, a company, the Fund may be prohibited from or limited in purchasing or selling securities of that company. Similar situations could arise if personnel of BlackRock or its Affiliates or a Barclays Entity serve as directors of companies the securities of which the Fund wishes to purchase or sell. However, if permitted by applicable law, the Fund may purchase securities or instruments that are issued by such companies or are the subject of an underwriting, distribution, or advisory assignment by an Affiliate or a Barclays Entity, or in cases in which personnel of BlackRock or its Affiliates or of Barclays Entities are directors or officers of the issuer.

The investment activities of one or more Affiliates or Barclays Entities for their proprietary accounts and for client accounts may also limit the investment strategies and rights of the Fund. For example, in regulated industries, in certain emerging or international markets, in corporate and regulatory ownership definitions, and in certain futures and derivative transactions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause BlackRock, the Fund or other client accounts to suffer disadvantages or business restrictions.

If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of BlackRock on behalf of clients (including the Fund) to purchase or dispose of investments, or exercise rights or undertake business transactions, may be restricted by regulation or otherwise impaired. As a result, BlackRock, on behalf of clients (including the Fund), may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when BlackRock, in its sole discretion, deems it appropriate.

BlackRock and its Affiliates and Barclays Entities may maintain securities indices as part of their product offerings. Index based funds seek to track the performance of securities indices and may use the name of the index in the fund name. Index providers, including BlackRock and its Affiliates and Barclays Entities may be paid licensing fees for use of their index or index

37

name. BlackRock and its Affiliates and Barclays Entities will not be obligated to license their indices to BlackRock, and BlackRock cannot be assured that the terms of any index licensing agreement with BlackRock and its Affiliates and Barclays Entities will be as favorable as those terms offered to other index licensees.

BlackRock and its Affiliates and Barclays Entities may serve as Authorized Participants in the creation and redemption of exchange-traded funds, including funds advised by Affiliates of BlackRock. As described in greater detail in the Creations and Redemptions section of the prospectus, BlackRock and its Affiliates and Barclays Entities may therefore be deemed to be participants in a distribution of iShares funds that could render them statutory underwriters.

Present and future activities of BlackRock and its Affiliates and Barclays Entities, including BFA, in addition to those described in this section, may give rise to additional conflicts of interest.

Investment Advisory, Administrative and Distribution Services

Investment Adviser. BFA serves as investment adviser to the Fund pursuant to an Investment Advisory Agreement between the Company, on behalf of the Fund, and BFA. BFA is a California corporation indirectly owned by BlackRock, Inc., and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Advisory Agreement, BFA, subject to the supervision of the Board and in conformity with the stated investment policies of the Fund, manages and administers the Company and the investment of the Fund’s assets. BFA is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of the Fund.

Pursuant to the Investment Advisory Agreement, BFA may from time to time, in its sole discretion to the extent permitted by applicable law, appoint one or more sub-advisers, including, without limitation, affiliates of BFA, to perform investment advisory or other services with respect to the Fund. In addition, BFA may delegate certain of its investment advisory functions under the Investment Advisory Agreement to one or more of its affiliates to the extent permitted by applicable law. BFA may terminate any or all sub-advisers or such delegation arrangements in its sole discretion upon appropriate notice at any time to the extent permitted by applicable law.

Under the Investment Advisory Agreement, BFA is responsible for all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, taxes, brokerage expenses, distribution fees or expenses and extraordinary expenses. For its investment advisory services to the Fund, BFA is entitled to receive a management fee from the Fund, based on a percentage of the Fund’s average daily net assets, at the annual rate of 0.68%. BFA has contractually agreed to waive a portion of its management fee for its investment advisory services to the Fund in order to limit Total Annual Operating Expenses to 0.49% of average daily net assets until December 31, 2014. Because the Fund has been in operation for less than one full fiscal year, this percentage reflects the rate at which BFA will be paid.

The Investment Advisory Agreement with respect to the Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board, or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval.

The Investment Advisory Agreement with respect to the Fund is terminable without penalty, on 60 days’ notice, by the Board or by a vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act). The Investment Advisory Agreement is also terminable upon 60 days’ notice by BFA and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Current interpretations of U.S. federal banking laws and regulations (i) may prohibit BlackRock, Inc., BTC and BFA from controlling or underwriting the shares of the Fund, but (ii) do not prohibit BlackRock, Inc. or BFA generally from acting as an investment adviser, administrator, transfer agent or custodian to the Fund or from purchasing shares as agent for and upon the order of a customer.

38

BFA believes that it may perform advisory and related services for the Company without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent BFA from continuing to perform services for the Company. If this happens, the Board would consider selecting other qualified firms. Any new investment advisory agreement would be subject to shareholder approval.

If current restrictions on bank activities with mutual funds were relaxed, BFA, or its affiliates, would consider performing additional services for the Company. BFA cannot predict whether these changes will be enacted, or the terms under which BFA, or its affiliates, might offer to provide additional services.

The Subsidiary has entered into a separate contract with BFA whereby BFA provides investment advisory services to the Subsidiary. BFA does not receive separate compensation from the Subsidiary for providing it with investment advisory services. The Fund pays BFA a management fee based on the Fund’s assets, including the assets invested in the Subsidiary. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA shall pay the costs and expenses related to the provision of those services.

Portfolio Managers. As of October 31, 2011, the individuals named as Portfolio Managers in the Fund’s Prospectus were also primarily responsible for the day-to-day management of other iShares funds and certain other types of portfolios and/or accounts as indicated in the tables below:

Christopher Bliss
Types of Accounts	Number	Total Assets
Registered Investment Companies	12	$7,400,000,000
Other Pooled Investment Vehicles	179	$365,400,000,000
Other Accounts	160	$261,700,000,000
Accounts with Incentive-Based Fee Arrangements	0	N/A
Rene Casis
Types of Accounts	Number	Total Assets
Registered Investment Companies	192	$324,200,000,000
Other Pooled Investment Vehicles	30	$40,600,000,000
Other Accounts	6	$290,000,000
Accounts with Incentive-Based Fee Arrangements	0	N/A
Diane Hsiung
Types of Accounts	Number	Total Assets
Registered Investment Companies	193	$326,300,000,000
Other Pooled Investment Vehicles	13	$8,700,000,000
Other Accounts	5	$5,300,000
Accounts with Incentive-Based Fee Arrangements	0	N/A
Greg Savage
Types of Accounts	Number	Total Assets
Registered Investment Companies	193	$326,300,000,000
Other Pooled Investment Vehicles	43	$49,300,000,000
Other Accounts	8	$295,200,000
Accounts with Incentive-Based Fee Arrangements	0	N/A

Each of the portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day management seeks to track the rate of return, risk profile and other characteristics of independent third-party indexes by either replicating the same combination of securities that constitute those indexes or through a representative sampling of the securities that constitute those indexes based on objective criteria and data. Pursuant to BTC and BFA policy, investment opportunities are

39

allocated equitably among the Fund and other portfolios and accounts. For example, under certain circumstances, an investment opportunity may be restricted due to limited supply on the market, legal constraints or other factors, in which event the investment opportunity will be allocated equitably among those portfolios and accounts, including the Fund seeking such investment opportunity. As a consequence, from time to time the Fund may receive a smaller allocation of an investment opportunity than it would have if the Portfolio Managers and BFA and its affiliates did not manage other portfolios or accounts.

Like the Fund, the other portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day portfolio management generally pay an asset-based fee to BFA or BTC, as applicable, for its advisory services. One or more of those other portfolios or accounts, however, may pay BTC an incentive-based fee in lieu of, or in addition to, an asset-based fee for its advisory services. A portfolio or account with an incentive-based fee would pay BTC a portion of that portfolio’s or account’s gains, or would pay BTC more for its services than would otherwise be the case if BTC meets or exceeds specified performance targets. By their nature, incentive-based fee arrangements could present an incentive for BTC to devote greater resources, and allocate more investment opportunities, to the portfolios or accounts that have those fee arrangements, relative to other portfolios or accounts, in order to earn larger fees. Although BTC has an obligation to allocate resources and opportunities equitably among portfolios and accounts and intends to do so, shareholders of the Fund should be aware that, as with any group of portfolios and accounts managed by an investment adviser and/or its affiliates pursuant to varying fee arrangements, including incentive-based fee arrangements, there is the potential for a conflict of interest that may result in the Portfolio Managers’ favoring those portfolios or accounts with incentive-based fee arrangements.

The tables below show, for each Portfolio Manager, the number of portfolios or accounts of the types set forth in the above tables and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees are based on the performance of those portfolios or accounts as of October 31, 2011:

Christopher Bliss
Types of Accounts	Number of Other Accounts with Performance-Based Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	N/A
Other Pooled Investment Vehicles	0	N/A
Other Accounts	0	N/A
Rene Casis
Types of Accounts	Number of Other Accounts with Performance-Based Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	N/A
Other Pooled Investment Vehicles	0	N/A
Other Accounts	0	N/A

Diane Hsiung
Types of Accounts	Number of Other Accounts with Performance-Based Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	N/A
Other Pooled Investment Vehicles	0	N/A

40

Diane Hsiung
Types of Accounts	Number of Other Accounts with Performance-Based Fees Managed by Portfolio Manager	Aggregate of Total Assets
Other Accounts	0	N/A

Greg Savage
Types of Accounts	Number of Other Accounts with Performance-Based Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	N/A
Other Pooled Investment Vehicles	0	N/A
Other Accounts	0	N/A

The discussion below describes the Portfolio Managers’ compensation as of October 31, 2011.

Portfolio Manager Compensation Overview

Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

Discretionary Incentive Compensation. Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock.

Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods.

From time to time, long-term incentive equity awards are granted to certain key employees to aid in retention, align their interests with long-term shareholder interests and motivate performance. Equity awards are generally granted in the form of BlackRock, Inc. restricted stock units that, once vested, settle in BlackRock, Inc. common stock.

As of December 30, 2011, the Portfolio Managers did not beneficially own shares of the Fund.

Codes of Ethics. The Company, BFA and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Fund. The Codes of Ethics are on public file with, and are available from, the SEC.

Anti-Money Laundering Requirements. The Fund is subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, the Fund may request information from Authorized Participants to enable it to form a reasonable belief that it knows the true identity of its Authorized Participants. This information will be used to verify the identity of Authorized Participants or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

The Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. The Fund also reserves the right to redeem any amounts in the Fund from persons whose

41

identity it is unable to verify on a timely basis. It is the Fund’s policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

Administrator, Custodian and Transfer Agent. State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Fund under the Master Services Agreement and related Service Schedule (the “Service Module”). State Street’s principal address is 200 Clarendon Street, Boston, MA 02116. Pursuant to the Service Module for Fund Administration and Accounting Services with the Company, State Street provides necessary administrative, legal, tax and accounting and financial reporting services for the maintenance and operations of the Company and the Fund. In addition, State Street makes available the office space, equipment, personnel and facilities required to provide such services. Pursuant to the Service Module for Custodial Services with the Company, State Street maintains, in separate accounts, cash, securities and other assets of the Company and the Fund, keeps all necessary accounts and records and provides other services. State Street is required, upon the order of the Company, to deliver securities held by State Street and to make payments for securities purchased by the Company for the Fund. State Street is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to the Service Module for Transfer Agency Services with the Company, State Street acts as a transfer agent for the Fund’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Company. As compensation for these services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by BFA from its management fee.

Subsidiary Administrator. International Financial Services Limited (“IFS”) serves as the Subsidiary’s Mauritius administrator. Pursuant to an agreement with IFS, the Subsidiary pays a fee for administrative, legal, tax and accounting services to IFS for certain shareholder services and for providing office space, equipment, personnel and facilities required to provide such services to the Subsidiary.

Distributor. The Distributor’s principal address is One Freedom Valley Drive, Oaks, PA 19456. The Distributor has entered into a Distribution Agreement with the Company pursuant to which it distributes shares of the Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Units, as described in the Prospectus and below in the Creation and Redemption of Creation Units section of this SAI. Fund shares in amounts less than Creation Units are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, the SAI to persons purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The Distribution Agreement for the Fund provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days’ prior written notice to the other party following (i) the vote of a majority of the Independent Directors, or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Fund shares. Such Soliciting Dealers may also be Authorized Participants (as defined below), Depository Trust Company (“DTC”) participants and/or investor services organizations.

BFA or BTC may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares.

Financial Intermediary Compensation. BFA and/or BTC and/or their respective subsidiaries (“BFA Entities”) pay certain broker-dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Fund, other iShares funds or exchange-traded products in general (“Payments”). BFA Entities make Payments from their own assets and not from the assets of the Fund. Although a portion of BFA Entities’ revenue comes directly or indirectly in part from fees paid by the Fund and other iShares funds, Payments do not increase the price paid by investors for the purchase of shares of, or the cost of owning, the Fund or other iShares funds. BFA Entities make Payments for Intermediaries’ participating in activities that are designed to make registered representatives, other professionals and individual investors more knowledgeable about exchange-traded products, including the Fund or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems (“Education Costs”). BFA Entities also make Payments to Intermediaries for certain printing, publishing and mailing costs associated with the Fund or materials relating to exchange-traded products in general (“Publishing Costs”). In addition, BFA

42

Entities make Payments to Intermediaries that make shares of the Fund and certain other iShares funds available to their clients, develop new products that feature iShares or otherwise promote the Fund and other iShares funds. Payments of this type are sometimes referred to as revenue-sharing payments.

Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your salesperson or other investment professional may also be significant for your salesperson or other investment professional. Because an Intermediary may make decisions about which investment options it will recommend or make available to its clients or what services to provide for various products based on payments it receives or is eligible to receive, Payments create conflicts of interest between the Intermediary and its clients and these financial incentives may cause the Intermediary to recommend the Fund and other iShares funds over other investments. The same conflict of interest exists with respect to your salesperson or other investment professional if he or she receives similar payments from his or her Intermediary firm.

As of February 2, 2010, BFA Entities had arrangements to make Payments other than Education Costs or Publishing Costs only to Fidelity Brokerage Services LLC (“FBS”) and Merrill Lynch, Pierce, Fenner & Smith, Inc. (“ML”). Pursuant to BFA Entities’ arrangement with FBS, FBS has agreed to promote iShares funds to FBS’s customers and not to charge certain of its customers any commissions when those customers purchase or sell shares of certain iShares funds online (the “Co-Branded Marketing Program”). BFA Entities have agreed to facilitate the Co-Branded Marketing Program by making payments to FBS during the term of the agreement in a fixed amount. Upon termination of the agreement the BFA Entities will make additional payments to FBS based upon a number of criteria, including the overall success of the Co-Branded Marketing program and the level of services provided by FBS during the wind-down period. Pursuant to BFA Entities’ arrangement with ML, BFA Entities have agreed to reimburse ML for a portion of certain fee waivers that ML may be required to implement with respect to accounts that hold “plan assets” within the meaning of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), as a consequence of a technical ERISA affiliate relationship between BFA and ML.

Any additions, modifications, or deletions to Intermediaries listed above that have occurred since the date noted above are not included in the list. Further, BFA Entities make Education Costs and Publishing Costs Payments to other Intermediaries that are not listed above. BFA Entities may determine to make Payments based on any number of metrics. For example, BFA Entities may make Payments at year-end or other intervals in a fixed amount, an amount based upon an Intermediary’s services at defined levels or an amount based on the Intermediary’s net sales of one or more iShares funds in a year or other period, any of which arrangements may include an agreed-upon minimum or maximum payment, or any combination of the foregoing. As of the date of this SAI, BFA anticipates that the Payments paid by BFA Entities in connection with the Fund, iShares funds and exchange-traded products in general will be immaterial to BFA Entities in the aggregate for the next year. Please contact your salesperson or other investment professional for more information regarding any Payments his or her Intermediary firm may receive. Any Payments made by the BFA Entities to an Intermediary may create the incentive for an Intermediary to encourage customers to buy shares of iShares funds.

Brokerage Transactions

BFA assumes general supervision over placing orders on behalf of the Fund for the purchase and sale of portfolio securities. In selecting brokers or dealers for any transaction in portfolio securities, BFA’s policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security, the price of the security, the reasonableness of the commission or mark-up or mark-down, if any, execution capability, settlement capability, back office efficiency and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by BFA based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances. BFA does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Company has adopted policies and procedures that prohibit the consideration of sales of the Fund’s shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions.

The Fund’s purchase and sale orders for securities may be combined with those of other investment companies, clients or accounts that BFA or its affiliates manage or advise and for which they have brokerage placement authority. If purchases or sales of portfolio securities of the Fund and one or more other accounts managed or advised by BFA or its affiliates are

43

considered at or about the same time, transactions in such securities are allocated among the Fund and the other accounts in a manner deemed equitable to all by BFA and its affiliates. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned.

However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower transaction costs will be beneficial to the Fund. BFA and its affiliates may deal, trade and invest for their own account in the types of securities in which the Fund may invest. BFA and its affiliates may, from time to time, effect trades on behalf of and for the account of the Fund with brokers or dealers that are affiliated with BFA, in conformity with the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions. The Fund will not deal with affiliates in principal transactions unless permitted by applicable SEC rules or regulations, or by SEC exemptive order.

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates may result in comparatively greater brokerage expenses.

Creation or redemption transactions, to the extent consisting of cash, may require the Fund to contemporaneously transact with broker-dealers for purchases of Deposit Securities (as defined below under Fund Deposit ) or sales of Fund Securities (as defined below under Redemption of Creation Units), as applicable. Such transactions may be agreed to at guaranteed price levels in order to reduce transaction costs the Fund would otherwise incur as a consequence of settling creation or redemption baskets in cash rather than in-kind.

Following the Fund’s receipt of an order to purchase or redeem creation or redemption baskets, to the extent such purchases or redemptions consist of a cash portion, the Fund will enter an order with a broker or dealer to purchase or sell the Deposit Securities or Fund Securities, as applicable. The terms of such order will typically require the broker or dealer to guarantee that the Fund will achieve execution of its order at a price at least as favorable to the Fund as the Fund’s valuation of the Deposit Securities/Fund Securities used for purposes of calculating the NAV applied to the creation or redemption transaction giving rise to the order (the “Execution Performance Guarantee”). Such orders may be placed with the purchasing or redeeming Authorized Participant in its capacity as a broker-dealer or its affiliated broker-dealer. The amount payable to the Fund in respect of any Execution Performance Guarantee will depend on the results achieved by the executing firm and will vary depending on market activity, timing and a variety of other factors.

To ensure that an Execution Performance Guarantee will be honored on orders arising from creation transactions executed by an Authorized Participant or its affiliate as broker-dealer, an Authorized Participant is required to deposit an amount with the Fund (the “Execution Performance Deposit”). If the broker-dealer executing the order achieves executions in market transactions at a price equal to or more favorable than the Fund’s valuation of the Deposit Securities, the Fund receives the benefit of the favorable executions and returns to the Authorized Participant the Execution Performance Deposit. If, however, the broker-dealer executing the order is unable to achieve executions in market transactions at a price at least equal to the Fund’s valuation of the securities, the Fund retains the portion of the Execution Performance Deposit equal to the full amount of the execution shortfall (including any taxes, brokerage, commissions or other costs) and may require the Authorized Participant to deposit any additional amount required to cover the full amount of the actual Execution Performance Guarantee.

To ensure that an Execution Performance Guarantee will be honored for brokerage orders arising from redemption transactions executed by an Authorized Participant or its affiliate as broker-dealer, an Authorized Participant agrees to pay the shortfall amount (the “Execution Performance Offset”). If the broker-dealer executing the order achieves executions in market transactions at a price equal to or more favorable than the Fund’s valuation of the Fund Securities, the Fund receives the benefit of the favorable executions and the Authorized Participant is not called upon to honor the Execution Performance Offset. If, however, the broker-dealer is unable to achieve executions in market transactions at a price at least equal to the Fund’s valuation of the securities, the Fund will be entitled to the portion of the Execution Performance Offset equal to the full amount of the execution shortfall (including any taxes, brokerage, commissions or other costs).

The expected amount of any Execution Performance Deposit or Execution Performance Offset for the Fund will be disclosed in the procedures handbook for Authorized Participants and may change from time to time based on the actual experience of the Fund.

44

Additional Information Concerning the Company

Capital Stock. The Company currently is comprised of 40 series referred to as funds. Each series issues shares of common stock, par value $0.001 per share. The Company has authorized and issued the following funds as separate series of capital stock: iShares Emerging Markets Local Currency Bond Fund, iShares MSCI All Country World Minimum Volatility Index Fund, iShares MSCI Australia Index Fund, iShares MSCI Austria Investable Market Index Fund, iShares MSCI Belgium Investable Market Index Fund, iShares MSCI Brazil Index Fund, iShares MSCI BRIC Index Fund, iShares MSCI Canada Index Fund, iShares MSCI Chile Investable Market Index Fund, iShares MSCI Emerging Markets Asia Index Fund, iShares MSCI Emerging Markets Consumer Discretionary Sector Index Fund, iShares MSCI Emerging Markets Eastern Europe Index Fund, iShares MSCI Emerging Markets EMEA Index Fund, iShares MSCI Emerging Markets Energy Sector Capped Index Fund, iShares MSCI Emerging Markets Growth Index Fund, iShares MSCI Emerging Markets Index Fund, iShares MSCI Emerging Markets Minimum Volatility Index Fund, iShares MSCI Emerging Markets Small Cap Index Fund, iShares MSCI Emerging Markets Value Index Fund, iShares MSCI EMU Index Fund, iShares MSCI France Index Fund, iShares MSCI Germany Index Fund, iShares MSCI Hong Kong Index Fund, iShares MSCI Israel Capped Investable Market Index Fund, iShares MSCI Italy Index Fund, iShares MSCI Japan Index Fund, iShares MSCI Japan Small Cap Index Fund, iShares MSCI Malaysia Index Fund, iShares MSCI Mexico Investable Market Index Fund, iShares MSCI Netherlands Investable Market Index Fund, iShares MSCI Pacific ex-Japan Index Fund, iShares MSCI Singapore Index Fund, iShares MSCI South Africa Index Fund, iShares MSCI South Korea Index Fund, iShares MSCI Spain Index Fund, iShares MSCI Sweden Index Fund, iShares MSCI Switzerland Index Fund, iShares MSCI Taiwan Index Fund, iShares MSCI Thailand Investable Market Index Fund, iShares MSCI Turkey Investable Market Index Fund, iShares MSCI United Kingdom Index Fund, iShares MSCI USA Index Fund and iShares MSCI World Index Fund. The Company has authorized for issuance, but is not currently offering for sale to the public, eight additional series of shares of common stock. The Board may designate additional series of common stock and classify shares of a particular series into one or more classes of that series. The Amended and Restated Articles of Incorporation confers upon the Board the power to establish the number of shares which constitute a Creation Unit or by resolution, restrict the redemption right to Creation Units.

Each share issued by a fund has a pro rata interest in the assets of that fund. The Company is currently authorized to issue 28.85 billion shares of common stock. The following number of shares is currently authorized for each of the funds: iShares Emerging Markets Local Currency Bond Fund, 500 million shares; iShares MSCI All Country World Minimum Volatility Index Fund, 500 million shares; iShares MSCI Australia Index Fund, 627.8 million shares; iShares MSCI Austria Investable Market Index Fund, 100 million shares; iShares MSCI Belgium Investable Market Index Fund, 136.2 million shares; iShares MSCI Brazil Index Fund, 500 million shares; iShares MSCI BRIC Index Fund, 500 million shares; iShares MSCI Canada Index Fund, 340.2 million shares; iShares MSCI Chile Investable Market Index Fund, 200 million shares; iShares MSCI Emerging Markets Eastern Europe Index Fund, 200 million shares; iShares MSCI Emerging Markets Asia Index Fund, 500 million shares; iShares MSCI Emerging Markets Consumer Discretionary Sector Index Fund, 500 million shares; iShares MSCI Emerging Markets EMEA Index Fund, 500 million shares; iShares MSCI Emerging Markets Energy Sector Capped Index Fund, 500 million shares; iShares MSCI Emerging Markets Growth Index Fund, 500 million shares; iShares MSCI Emerging Markets Index Fund, 2 billion shares; iShares MSCI Emerging Markets Minimum Volatility Index Fund, 500 million shares; iShares MSCI Emerging Markets Small Cap Index Fund, 500 million shares; iShares MSCI Emerging Markets Value Index Fund, 500 million shares; iShares MSCI EMU Index Fund, 1 billion shares; iShares MSCI France Index Fund, 340.2 million shares; iShares MSCI Germany Index Fund, 382.2 million shares; iShares MSCI Hong Kong Index Fund, 250 million shares; iShares MSCI Israel Capped Investable Market Index Fund, 500 million shares; iShares MSCI Italy Index Fund, 63.6 million shares; iShares MSCI Japan Index Fund, 2.1246 billion shares; iShares MSCI Japan Small Cap Index Fund, 500 million shares; iShares MSCI Malaysia Index Fund, 300 million shares; iShares MSCI Mexico Investable Market Index Fund, 255 million shares; iShares MSCI Netherlands Investable Market Index Fund, 255 million shares; iShares MSCI Pacific ex-Japan Index Fund, 1 billion shares; iShares MSCI Singapore Index Fund, 300 million shares; iShares MSCI South Africa Index Fund, 400 million shares; iShares MSCI South Korea Index Fund, 200 million shares; iShares MSCI Spain Index Fund, 127.8 million shares; iShares MSCI Sweden Index Fund, 63.6 million shares; iShares MSCI Switzerland Index Fund, 318.625 million shares; iShares MSCI Taiwan Index Fund, 900 million shares; iShares MSCI Thailand Investable Market Index Fund, 200 million shares; iShares MSCI Turkey Investable Market Index Fund, 200 million shares; iShares MSCI United Kingdom Index Fund, 934.2 million shares; iShares MSCI USA Index Fund, 500 million shares; and iShares MSCI World Index Fund, 500 million shares. Fractional shares will not be issued. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant fund, and in the net distributable assets of such fund on liquidation. Shareholders are entitled to require the Company to redeem Creation Units of their shares. The Articles of

45

Incorporation confer upon the Board the power, by resolution, to alter the number of shares constituting a Creation Unit or to specify that shares of common stock of the Company may be individually redeemable.

Each share has one vote with respect to matters upon which a stockholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder and the Maryland General Corporation Law. Stockholders have no cumulative voting rights with respect to their shares. Shares of all funds vote together as a single class except that, if the matter being voted on affects only a particular fund or, if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter.

Under Maryland law, the Company is not required to hold an annual meeting of stockholders unless required to do so under the 1940 Act. The policy of the Company is not to hold an annual meeting of stockholders unless required to do so under the 1940 Act. Under Maryland law, Directors of the Company may be removed by vote of the stockholders.

Following the creation of the initial Creation Unit(s) of shares of a fund and immediately prior to the commencement of trading in the fund’s shares, a holder of shares may be a “control person” of the fund, as defined in the 1940 Act. The fund cannot predict the length of time for which one or more stockholders may remain a control person of the fund.

In accordance with the Company’s Articles of Restatement dated September 24, 2008, as amended, the Board may, without shareholder approval (unless such shareholder approval is required by applicable law, including the 1940 Act), cause one or more funds commencing operations after September 24, 2008 (each, a “New Fund”) to merge, reorganize, consolidate, sell all or substantially all of their assets, or take other similar actions with, to or into another New Fund.

Shareholders may make inquiries by writing to iShares, Inc., c/o SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, PA 19456.

Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC’s rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC or its staff, officers and directors of the fund and beneficial owners of 10% of the shares of the fund (“Insiders”) may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the 1934 Act and the SEC’s rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act.

Termination of the Company or the Fund. The Company or the Fund may be terminated by a majority vote of the Board, or the affirmative vote of a supermajority of the shareholders of the Company or the Fund entitled to vote on termination. Although the shares are not automatically redeemable upon the occurrence of any specific event, the organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit. In the event of a termination of the Company or the Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Units or to be individually redeemable. In such circumstance, the Company may make redemptions in-kind, for cash or for a combination of cash or securities.

DTC as Securities Depository for Shares of the Fund. Shares of the Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”), the NYSE Amex Equities and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC

46

Participant a written confirmation relating to their purchase of shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Company and DTC, DTC is required to make available to the Company upon request and for a fee to be charged to the Company a listing of the shares of the Fund held by each DTC Participant. The Company shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Company shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Company shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Company. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Company has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Company at any time by giving reasonable notice to the Company and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Company shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Creation and Redemption of Creation Units

General. The Company issues and sells shares of the Fund only in Creation Units on a continuous basis through the Distributor, without a sales load, at a price based on the Fund’s NAV next determined after receipt, on any Business Day (as defined below), of an order in proper form. The following table sets forth the number of shares of the Fund that constitute a Creation Unit for the Fund and the value of such Creation Unit as of December 30, 2011:

Shares Per Creation Unit	Value Per Creation Unit (U.S.$)
200,000	$10,000,000

The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of the Fund, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.

A “Business Day” with respect to the Fund is any day on which the Listing Exchange on which the Fund is listed for trading is open for business. As of the date of this SAI, the Listing Exchange observes the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit. The consideration for purchase of Creation Units of the Fund generally consists of the in-kind deposit of a designated portfolio of securities (including any portion of such securities for which cash may be substituted) (i.e., the Deposit Securities) and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which will be applicable (subject to possible amendment or correction) to

47

creation requests received in proper form. The Fund Deposit, when combined with the Fund’s portfolio securities, is intended to generate performance similar to that of the Underlying Index. The Fund Deposit represents the minimum initial and subsequent investment amount for a Creation Unit of any Fund.

The Cash Component is an amount equal to the difference between the net asset value of the shares (per Creation Unit) and the “Deposit Amount,” which is an amount equal to the market value of the Deposit Securities, and serves to compensate for any differences between the net asset value per Creation Unit and the Deposit Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities are the sole responsibility of the Authorized Participant purchasing the Creation Unit. The Fund currently offers Creation Units partially for cash.

BFA makes available through the NSCC on each Business Day, prior to the opening of business on the Listing Exchange, the list of names and the required number of shares of each Deposit Security and the amount of the Cash Component to be included in the current Fund Deposit (based on information as of the end of the previous Business Day) for the Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units of shares of the Fund until such time as the next-announced Fund Deposit is made available.

The identity and number of shares of the Deposit Securities change pursuant to changes in the composition of the Fund’s portfolio and as rebalancing adjustments and corporate action events are reflected from time to time by BFA with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities constituting the Underlying Index.

The Fund reserves the right to permit or require the substitution of a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through DTC. The Fund also reserves the right to permit or require a “cash in lieu” amount in certain circumstances, including circumstances in which (i) the delivery of the Deposit Security by the Authorized Participant (as described below) would be restricted under applicable securities laws or (ii) the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under applicable securities laws, or in certain other situations.

Cash Purchase Method. Although the Company does not ordinarily permit partial or full cash purchases of Creation Units of iShares funds, when partial or full cash purchases of Creation Units are available or specified (Creation Units of the Fund are currently offered partially for cash), they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a partial or full cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. The Authorized Participant will also be required to pay certain transaction fees and charges for cash purchases, as described below.

Role of the Authorized Participant. Creation Units may be purchased only by or through a DTC Participant that has entered into an Authorized Participant Agreement with the Distributor (an “Authorized Participant”). Such Authorized Participant will agree, pursuant to the terms of such Authorized Participant Agreement and on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that such Authorized Participant will make available in advance of each purchase of shares an amount of cash sufficient to pay the Cash Component, once the net asset value of a Creation Unit is next determined after receipt of the purchase order in proper form, together with the transaction fee described below. The Authorized Participant may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Cash Component. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement and that orders to purchase Creation Units may have to be placed by the investor’s broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Company does not expect to enter into an Authorized Participant Agreement with more than a small number of DTC Participants. A list of current Authorized Participants may be obtained from the Distributor.

Purchase Orders. To initiate an order for a Creation Unit, an Authorized Participant must submit to the Distributor an irrevocable order to purchase shares of the Fund generally before 4:00 p.m., Eastern time on any Business Day to receive that day’s NAV. On days when the Listing Exchange closes earlier than normal, the Fund may require orders for Creation Units to be placed earlier in the day. The Distributor will notify BFA and the Custodian of such order. The Custodian will then provide such information to any appropriate subcustodian. Procedures and requirements governing the delivery of the Fund Deposit

48

are set forth in the procedures handbook for Authorized Participants and may change from time to time. Those placing orders to purchase Creation Units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor by the Cutoff Time (as defined below) on such Business Day.

The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Fund, immediately available or same day funds estimated by the Fund to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fees. Any excess funds will be returned following settlement of the issue of the Creation Unit. Those placing orders should ascertain the deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the Cutoff Time of the Fund.

The Authorized Participant is responsible for any and all expenses and costs incurred by the Fund, including any applicable cash amounts, in connection with any purchase order.

Investors, other than Authorized Participants, are responsible for making arrangements for a creation request to be made through an Authorized Participant. The Distributor will provide a list of current Authorized Participants upon request. Investors should be aware that an Authorized Participant may require orders for purchases of shares placed with it to be in the particular form required by the individual Authorized Participant.

Timing of Submission of Purchase Orders. An Authorized Participant must submit an irrevocable order to purchase shares of a Fund generally before 4:00 p.m., Eastern time on any Business Day in order to receive that day’s NAV. Orders to create shares of a Fund that are submitted on the Business Day immediately preceding a holiday or day (other than a weekend) when the equity markets in the relevant foreign market are closed may not be accepted. The Fund’s deadline specified above for the submission of purchase orders is referred to as the Fund’s “Cutoff Time.” The Distributor, in its discretion, may permit the submission of such orders and requests by or through an Authorized Participant at any time (including on days on which the Listing Exchange is not open for business) via communication through the facilities of the Distributor’s proprietary website maintained for this purpose. Purchase orders and redemption requests, if accepted by the Company, will be processed based on the NAV next determined after such acceptance in accordance with the Company’s standard Cutoff Times as provided in the Authorized Participant Agreement and disclosed in this SAI.

Acceptance of Orders for Creation Units. Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor’s behalf) and (ii) arrangements satisfactory to the Fund are in place for payment of the Cash Component and any other cash amounts which may be due, the Fund will accept the order, subject to the Fund’s right (and the right of the Distributor and BFA) to reject any order until acceptance.

Once the Fund has accepted an order, upon the next determination of the net asset value of the shares, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such net asset value. The Distributor will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

The Fund reserves the absolute right to reject or revoke a creation order transmitted to it by the Distributor if (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered do not conform to the identity and number of shares specified, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would, in the discretion of the Fund or BFA, have an adverse effect on the Fund or the rights of beneficial owners; or (vii) circumstances outside the control of the Fund, the Distributor and BFA make it impracticable to process purchase orders. The Distributor shall notify a prospective purchaser of a Creation Unit and/or the Authorized Participant acting on behalf of such purchaser of its rejection of such order. The Fund, State Street, the subcustodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits nor shall any of them incur any liability for failure to give such notification.

In addition, the Company intends to exercise its right to reject any creation order for shares of the Fund on any Business Day that is a holiday in the Indian market, but not a holiday observed in the U.S. equity market, and certain other holidays during the settlement cycle for Fund shares, in order to protect Fund shareholders from any dilutive costs that may be associated with the purchase of Deposit Securities in connection with creation orders on such days.

49

Issuance of a Creation Unit. Except as provided herein, a Creation Unit will not be issued until the transfer of good title to the Fund of the Deposit Securities and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the securities included in the Fund Deposit (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Distributor and BFA shall be notified of such delivery and the Fund will issue and cause the delivery of the Creation Unit. Creation Units typically are issued on a “T+3 basis” (i.e., three Business Days after trade date). However, as discussed in the Regular Holidays section, the Fund reserves the right to settle Creation Unit transactions on a basis other than T+3 in order to accommodate non-U.S. market holiday schedules, to account for different treatment among non-U.S. and U.S. markets of dividend record dates and ex-dividend dates (i.e., the last day the holder of a security can sell the security and still receive dividends payable on the security) and in certain other circumstances.

To the extent contemplated by an Authorized Participant’s agreement with the Distributor, the Fund will issue Creation Units to such Authorized Participant, notwithstanding the fact that the corresponding Portfolio Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral having a value at least equal to 105% and up to 115%, which percentage BFA may change from time to time, of the value of the missing Deposit Securities in accordance with the Fund’s then-effective procedures. The only collateral that is acceptable to the Fund is cash in U.S. dollars. Such cash collateral must be delivered no later than 2:00 p.m., Eastern time on the contractual settlement date. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. Information concerning the Fund’s current procedures for collateralization of missing Deposit Securities is available from the Distributor. The Authorized Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Fund of purchasing such securities and the cash collateral.

In certain cases, Authorized Participants may create and redeem Creation Units on the same trade date and in these instances, the Fund reserves the right to settle these transactions on a net basis or require a representation from the Authorized Participants that the creation and redemption transactions are for separate beneficial owners. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Fund and the Fund’s determination shall be final and binding.

Costs Associated with Creation Transactions. A standard creation transaction fee is imposed to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard creation transaction fee will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the applicable Business Day. If a purchase consists of a cash portion, the Authorized Participant may also be required to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from the cash portion of such transaction, as further described in the Brokerage Transactions section of this SAI. The Authorized Participants may also be required to pay an additional charge (up to the maximum amount shown below) to cover costs related to the creation transaction. Authorized Participants will also bear the costs of transferring the Deposit Securities to the Fund. Investors who use the services of a broker or other financial intermediary may be charged a fee for such services.

The following table sets forth the Fund’s standard creation transaction fees and maximum additional charge (as described above):

Standard Creation Transaction Fee	Maximum Additional Charge for Creations*
$14,500	3.0%

*	As a percentage of the net asset value per Creation Unit.
Redemption of Creation Units. Shares of the Fund may be redeemed by Authorized Participants only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor and only on a Business Day. The Fund will not redeem shares in amounts less than Creation Units. There can be no assurance, however, that there will be
50

sufficient liquidity in the secondary market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a Creation Unit that could be redeemed by an Authorized Participant. Beneficial owners also may sell shares in the secondary market.

The Fund currently redeems Creation Units generally partially for cash. Please see the Cash Redemption Method section below and the following discussion summarizing the in-kind method for further information on redeeming Creation Units of the Fund.

BFA makes available through the NSCC, prior to the opening of business on the Listing Exchange on each Business Day, the designated portfolio of securities (including any portion of such securities for which cash may be substituted) that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”), and an amount of cash (the “Cash Amount,” as described below). Such Fund Securities and the corresponding Cash Amount (each subject to possible amendment or correction) are applicable, in order to effect redemptions of Creation Units of the Fund until such time as the next announced composition of the Fund Securities and Cash Amount is made available. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units.

Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities, plus the Cash Amount, which is an amount equal to the difference between the net asset value of the shares being redeemed, as next determined after the receipt of a redemption request in proper form, and the value of Fund Securities, less a redemption transaction fee (as described below).

The Company may, in its sole discretion, substitute a “cash in lieu” amount to replace any Fund Security. The amount of cash paid out in such cases will be equivalent to the value of the substituted security listed as a Fund Security. In the event that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder. The Fund currently redeems shares generally for partial cash.

Cash Redemption Method. Although the Company does not ordinarily permit partial or full cash redemptions of Creation Units of iShares funds, when partial or full cash redemptions of Creation Units are available or specified (Creation Units of the Fund are currently redeemed partially for cash), they will be effected in essentially the same manner as in-kind redemptions thereof. In the case of partial or full cash redemption, the Authorized Participant receives the cash equivalent of the Fund Securities it would otherwise receive through an in-kind redemption, plus the same Cash Amount to be paid by an in-kind redeemer. The Authorized Participant will also be required to pay certain transaction fees and charges for cash redemptions, as described below.

Costs Associated with Redemption Transactions. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the Fund. The standard redemption transaction fee will be the same regardless of the number of Creation Units redeemed by an Authorized Participant on the applicable Business Day. If a redemption consists of a cash portion, the Authorized Participant may also be required to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from the cash portion of such transaction, as further described in the Brokerage Transactions section of this SAI. The Authorized Participants may also be required to pay an additional charge (up to the maximum amount shown below) to cover other costs related to the redemption transaction. Authorized Participants will also bear the costs of transferring the Fund Securities from the Fund to their account on their order. Investors who use the services of a broker or other financial intermediary may be charged a fee for such services.

The following table sets forth the Fund’s standard redemption transaction fees and maximum additional charge (as described above):

Standard Redemption Transaction Fee	Maximum Additional Charge for Redemptions*
$14,500	2.0%

*	As a percentage of the net asset value per Creation Unit, inclusive of the standard redemption transaction fee.
51

Placement of Redemption Orders. Redemption requests for Creation Units of the Fund must be submitted to the Distributor by or through an Authorized Participant. An Authorized Participant must submit an irrevocable request to redeem shares of the Fund generally before 4:00 p.m., Eastern time on any Business Day in order to receive that day’s NAV. Orders to redeem shares of the Fund that are submitted on the Business Day immediately preceding a holiday or day (other than a weekend) when the equity markets in the relevant non-U.S. market are closed may not be accepted. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. The Distributor will provide a list of current Authorized Participants upon request.

The Authorized Participant must transmit the request for redemption in the form required by the Fund to the Distributor in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. At any time, only a limited number of broker-dealers will have an Authorized Participant Agreement in effect. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the Fund’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Fund’s Transfer Agent the Creation Unit being redeemed through the book-entry system of DTC so as to be effective by the Listing Exchange closing time on any Business Day, (ii) a request in form satisfactory to the Fund is received by the Distributor from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above and (iii) all other procedures set forth in the Authorized Participant Agreement are properly followed. If the Transfer Agent does not receive the investor’s shares through DTC’s facilities by 10:00 a.m., Eastern time on the Business Day next following the day that the redemption request is received, the redemption request shall be rejected. Investors should be aware that the deadline for such transfers of shares through the DTC system may be significantly earlier than the close of business on the Listing Exchange. Those making redemption requests should ascertain the deadline applicable to transfers of shares through the DTC system by contacting the operations department of the broker or depositary institution effecting the transfer of the shares.

Upon receiving a redemption request, the Distributor shall notify the Fund and the Fund’s Transfer Agent of such redemption request. The tender of an investor’s shares for redemption and the distribution of the securities and/or cash included in the redemption payment made in respect of Creation Units redeemed will be made through DTC and the relevant Authorized Participant to the Beneficial Owner thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request.

A redeeming Beneficial Owner or Authorized Participant acting on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Portfolio Securities are customarily traded, to which account such Portfolio Securities will be delivered.

Deliveries of redemption proceeds by the Fund generally will be made within three Business Days (i.e., “T+3”). However, as discussed in the Regular Holidays section, the Fund reserves the right to settle redemption transactions and deliver redemption proceeds on another basis to accommodate non-U.S. market holiday schedules, to account for different treatment among non-U.S. and U.S. markets of dividend record dates and dividend ex-dates (i.e., the last date the holder of a security can sell the security and still receive dividends payable on the security sold) and in certain other circumstances. The Regular Holidays section hereto identifies the instances, if any, where more than seven days would be needed to deliver redemption proceeds. Pursuant to an order of the SEC, the Company will make delivery of redemption proceeds within the number of days stated in the Regular Holidays section to be the maximum number of days necessary to deliver redemption proceeds.

If neither the redeeming Beneficial Owner nor the Authorized Participant acting on behalf of such redeeming Beneficial Owner has appropriate arrangements to take delivery of Fund Securities in the applicable non-U.S. jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of Fund Securities in such jurisdiction, the Company may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will

52

be required to receive its redemption proceeds in cash. In such case, the investor will receive a cash payment equal to the net asset value of its shares based on the NAV of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charges specified above to offset the Company’s brokerage and other transaction costs associated with the disposition of Fund Securities). Redemptions of shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund cannot lawfully deliver specific Fund Securities upon redemptions or cannot do so without first registering the Fund Securities under such laws.

Although the Company does not ordinarily permit cash redemptions of Creation Units (except that, as noted above, Creation Units of the Fund generally will be redeemed partially for cash), in the event that cash redemptions are permitted or required by the Company, proceeds will be paid to the Authorized Participant redeeming shares as soon as practicable after the date of redemption (within seven calendar days thereafter, except for the instances listed in the Regular Holidays section in which more than seven calendar days would be needed).

To the extent contemplated by an Authorized Participant’s agreement with the Distributor, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to the Fund, at or prior to 10:00 a.m., Eastern time on the Listing Exchange business day after the date of submission of such redemption request, the Distributor will accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash, in U.S. dollars in immediately available funds, having a value at least equal to 105% and up to 115%, which percentage BFA may change from time to time, of the value of the missing shares. Such cash collateral must be delivered no later than 10:00 a.m., Eastern time on the day after the date of submission of such redemption request and shall be held by State Street and marked-to-market daily. The fees of State Street and any subcustodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. The Authorized Participant Agreement permits the Fund to acquire shares of the Fund at any time and subjects the Authorized Participant to liability for any shortfall between the aggregate of the cost to the Fund of purchasing such shares, plus the value of the Cash Amount, and the value of the cash collateral.

Because the Portfolio Securities of the Fund may trade on exchange(s) on days that the Listing Exchange is closed or are otherwise not Business Days for the Fund, shareholders may not be able to redeem their shares of the Fund, or purchase or sell shares of the Fund on the Listing Exchange on days when the NAV of the Fund could be significantly affected by events in the relevant non-U.S. markets.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund (i) for any period during which the Listing Exchange is closed (other than customary weekend and holiday closings), (ii) for any period during which trading on the Listing Exchange is suspended or restricted, (iii) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its net asset value is not reasonably practicable; or (iv) in such other circumstance as is permitted by the SEC.

Taxation on Creation and Redemptions of Creation Units. An Authorized Participant generally will recognize either gain or loss upon the exchange of Deposit Securities for Creation Units. This gain or loss is calculated by taking the market value of the Creation Units purchased over the Authorized Participant’s aggregate basis in the Deposit Securities exchanged therefor. However, the U.S. Internal Revenue Service (the “IRS”) may apply the wash sales rules to determine that any loss realized upon the exchange of Deposit Securities for Creation Units is not currently deductible. Authorized Participants should consult their own tax advisors.

Current U.S. federal tax laws dictate that capital gain or loss realized from the redemption of Creation Units will generally create long-term capital gain or loss if the Authorized Participant holds the Creation Units for more than one year, or short-term capital gain or loss if the Creation Units were held for one year or less, if the Creation Units are held as capital assets.

Regular Holidays. For every occurrence of one or more intervening holidays in the applicable non-U.S. market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a non-U.S. market due to emergencies may also prevent the Company from delivering securities within normal settlement period.

53

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with non-U.S. market holiday schedules, will require a delivery process longer than seven calendar days, in certain circumstances. The holidays applicable to the Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the Fund. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

In calendar years 2012 and 2013, the dates of regular holidays affecting the relevant securities markets in which the Fund invests are as follows (please note these holiday schedules are subject to potential changes in the relevant securities markets):

2012

Brazil
January 25	April 6	September 7	December 24
February 20	May 1	October 12	December 25
February 21	June 7	November 2	December 31
February 22	July 9	November 15
Chilé
April 6	July 16	September 19	December 25
May 1	August 15	October 15	December 31
May 21	September 17	November 1
July 2	September 18	November 2
China
January 2	January 30	May 7	October 4
January 16	January 31	May 28	October 5
January 23	February 20	July 4	October 8
January 24	May 1	September 3	November 12
January 25	May 2	October 1	November 22
January 26	May 3	October 2	December 25
January 27	May 4	October 3
Colombia
January 9	May 21	August 7	December 25
March 19	June 11	August 20
April 5	June 18	October 15
April 6	July 2	November 5
May 1	July 20	November 12
The Czech Republic
April 9	July 6	December 26
May 1	September 28
May 8	December 24
July 5	December 25
Egypt
January 1	May 1	August 20	November 15
April 15	July 1	August 21
April 16	July 23	October 25
April 25	August 19	October 28

The Egyptian market is closed every Friday.

Hungary
March 15	May 1	October 23	December 25
March 16	May 28	November 1	December 26
April 9	August 20	November 2	December 31
April 30	October 22	December 24

India
January 26	April 6	October 2	December 25
February 20	May 1	October 24
March 8	July 2	October 26
March 23	August 15	November 13
April 2	August 20	November 14
April 5	September 19	November 28

54

Indonesia
January 23	August 17	November 15
March 23	August 20	November 16
April 6	August 21	December 24
May 17	August 22	December 25
May 18	October 26	December 31
Malaysia
January 2	February 7	September 17
January 23	May 1	October 26
January 24	August 19	November 13
February 1	August 20	November 15
February 6	August 31	December 25
Mexico
February 6	May 1	December 25
March 19	November 2
April 5	November 19
April 6	December 12
Morocco
January 11	August 14	November 6
February 6	August 20	November 15
May 1	August 21
July 30	October 26
The Philippines
April 5	June 12	November 2	December 31
April 6	August 20	November 30
April 9	August 21	December 24
May 1	November 1	December 25
Poland
January 6	May 3	December 24
April 6	June 7	December 25
April 9	August 15	December 26
May 1	November 1	December 31
Russia
January 9	March 9	June 11
February 22	April 30	June 12
February 23	May 1	November 5
March 7	May 8	December 31
March 8	May 9
South Africa
January 2	April 27	December 17
March 21	May 1	December 25
April 6	August 9	December 26
April 9	September 24
South Korea
January 23	May 28	December 19
January 24	June 6	December 25
March 1	August 15	December 31
April 11	October 1
May 1	October 3
Taiwan
January 23	January 27	May 1
January 24	February 27	October 10
January 25	February 28	December 31
January 26	April 4
Thailand
January 2	April 16	August 2	December 10
March 7	May 1	August 13	December 31
April 6	May 7	October 23
April 13	June 4	December 5
Turkey
April 23	August 21	October 25
May 1	August 30	October 26
August 20	October 24	October 29

2013

Brazil
January 1	March 29	November 15	December 31
January 25	May 1	November 20
February 11	May 30	December 24
February 12	July 9	December 25

Chilé
January 1	May 27	November 1
March 29	August 15	December 25
May 1	September 18	December 31
May 21	September 19

55

China
January 1	February 14	May 7	October 3
January 21	February 15	May 27	October 4
February 7	February 18	July 4	October 7
February 8	May 1	September 2	October 14
February 11	May 2	September 30	November 11
February 12	May 3	October 1	November 28
February 13	May 6	October 2	December 25
Colombia
January 1	May 1	August 7	December 25
January 7	May 13	August 19	December 31
March 25	June 3	October 14
March 28	June 10	November 4
March 29	July 1	November 11
The Czech Republic
January 1	July 5	December 26
April 1	October 28	December 31
May 1	December 24
May 8	December 25
Egypt
January 1	May 5	August 8	October 16
January 7	May 6	August 11	November 4
January 24	July 1	October 6	November 5
April 25	July 23	October 14
May 1	August 7	October 15

The Egyptian market is closed every Friday.

Hungary
January 1	May 20	November 1
March 15	August 19	December 24
April 1	August 20	December 25
May 1	October 23	December 26
India
January 25	April 20	August 10	November 4
January 26	April 23	August 15	November 5
March 27	May 1	August 22	November 14
March 29	May 25	September 9	November 15
April 1	June 29	September 30	December 25
April 11	July 1	October 2
April 19	August 9	October 16
Indonesia
January 1	May 9	August 12	December 24
January 25	June 7	August 13	December 25
March 12	August 7	October 15	December 26
March 29	August 8	November 4	December 30
April 11	August 9	November 5	December 31
Malaysia
January 1	May 1	June 1	October 15
January 24	May 24	August 7	November 4
February 1	May 25	August 8	November 5
February 11	May 30	August 9	December 25
February 12	May 31	August 31
Mexico
January 1	March 21	September 16	December 25
February 4	March 28	November 18
February 5	March 29	November 20
March 18	May 1	December 12
Morocco
January 1	May 1	August 14	October 17
January 11	July 30	August 20	November 5
January 24	August 8	August 21	November 6
January 25	August 9	October 16	November 18
The Philippines
January 1	April 8	August 8	December 24
February 25	May 1	August 9	December 25
March 28	May 13	August 21	December 30
March 29	June 12	November 1	December 31

Poland
January 1	May 3	November 11
March 29	May 30	December 25
April 1	August 15	December 26
May 1	November 1

56

Russia
January 1	January 8	May 9
January 2	January 9	May 10
January 3	February 25	June 12
January 4	March 8	November 4
January 7	May 1
South Africa
January 1	May 1	December 16
March 21	June 17	December 25
March 29	August 9	December 26
April 1	September 24
South Korea
January 1	May 17	September 19
February 11	June 6	September 20
March 1	July 17	October 3
April 5	August 15	December 25
May 1	September 18	December 31
Taiwan
January 1	February 12	April 4	October 10
February 7	February 13	May 1
February 8	February 14	June 12
February 11	February 28	September 19
Thailand
January 1	April 16	July 1	December 5
February 25	May 1	July 23	December 10
April 8	May 6	August 12	December 31
April 15	May 27	October 23
Turkey
January 1	August 9	October 16	October 29
April 23	August 30	October 17
August 7	October 14	October 18
August 8	October 15	October 28

Redemptions. The longest redemption cycle for the Fund is a function of the longest redemption cycle among the countries and regions whose stocks comprise the Fund. In calendar years 2012 and 2013, the dates of regular holidays affecting the following securities markets present the worst-case redemption cycles* for the Fund as follows:

2012
Country	Trade Date	Settlement Date	Number of Days to Settle
Brazil	02/15/12	02/23/12	8
	02/16/12	02/24/12	8
	02/17/12	02/27/12	10
China	01/18/12	02/01/12	14
	01/19/12	02/02/12	14
	01/20/12	02/03/12	14
	04/26/12	05/08/12	12
	04/27/12	05/09/12	12
	04/30/12	05/10/12	12
	09/26/12	10/09/12	13
	09/27/12	10/10/12	13
	09/28/12	10/11/12	13
Czech Republic	12/19/12	12/27/12	8
	12/20/12	12/28/12	8
	12/21/12	12/31/13	10
Egypt	08/14/12	08/22/12	8
	08/15/12	08/23/12	8
	08/16/12	08/27/12	11
Hungary	12/19/12	12/27/12	8
	12/20/12	12/28/12	8
	12/21/12	01/01/13	11
Indonesia	08/14/12	08/23/12	9
57

2012
Country	Trade Date	Settlement Date	Number of Days to Settle
	08/15/12	08/24/12	9
	08/16/12	08/27/12	11
Malaysia	01/31/12	02/08/12	8
Philippines	04/02/12	04/10/12	8
	04/03/12	04/11/12	8
	04/04/12	04/12/12	8
Poland	12/19/12	12/27/12	8
	12/20/12	12/28/12	8
	12/21/12	01/01/13	11
Russia	03/02/12	03/12/12	10
	03/05/12	03/13/12	8
	03/06/12	03/14/12	8
South Africa	12/26/11	01/03/12	8
	12/27/11	01/04/12	8
	12/28/11	01/05/12	8
	12/29/11	01/06/12	8
	12/30/11	01/09/12	10
	03/14/12	03/22/12	8
	03/15/12	03/23/12	8
	03/16/12	03/26/12	10
	03/19/12	03/27/12	8
	03/20/12	03/28/12	8
	03/30/12	04/10/12	11
	04/02/12	04/11/12	9
	04/03/12	04/12/12	9
	04/04/12	04/13/12	9
	04/05/12	04/16/12	11
	04/20/12	04/30/12	10
	04/23/12	05/02/12	9
	04/24/12	05/03/12	9
	04/25/12	05/04/12	9
	04/26/12	05/07/12	11
	04/30/12	05/08/12	8
	08/02/12	08/10/12	8
	08/03/12	08/13/12	10
	08/06/12	08/14/12	8
	08/07/12	08/15/12	8
	08/08/12	08/16/12	8
	09/17/12	09/25/12	8
	09/18/12	09/26/12	8
	09/19/12	09/27/12	8
	09/20/12	09/28/12	8
	09/21/12	10/01/12	10
	12/10/12	12/18/12	8
	12/11/12	12/19/12	8
	12/12/12	12/20/12	8
	12/13/12	12/21/12	8
	12/14/12	12/24/12	10
	12/18/12	12/27/12	9
	12/19/12	12/28/12	9
58

2012
Country	Trade Date	Settlement Date	Number of Days to Settle
	12/20/12	12/31/12	11
	12/21/12	01/01/13	11
	12/24/12	01/02/13	9
Taiwan	01/19/12	01/30/12	11
	01/20/12	01/31/12	11
Turkey	10/19/12	10/30/12	11
	10/22/12	10/31/12	9
	10/23/12	11/01/12	9
2013
Country	Trade Date	Settlement Date	Number of Days to Settle
China	02/04/13	02/19/13	15
	02/05/13	02/20/13	15
	02/06/13	02/21/13	15
	04/26/13	05/08/13	12
	04/29/13	05/09/13	10
	04/30/13	05/10/13	10
	09/25/13	10/08/13	13
	09/26/13	10/09/13	13
	09/27/13	10/10/13	13
The Czech Republic	12/19/13	12/27/13	8
	12/20/13	12/30/13	10
	12/23/13	01/02/14	10
Egypt	10/08/13	10/17/13	9
	10/09/13	10/18/13	9
	10/10/13	10/21/13	11
	10/29/13	11/06/13	8
	10/30/13	11/07/13	8
	10/31/13	11/08/13	8
Hungary	12/19/13	12/27/13	8
	12/20/13	12/30/13	10
	12/23/13	12/31/13	8
Indonesia	08/02/13	08/14/13	12
	08/05/13	08/15/13	10
	08/06/13	08/16/13	10
	12/19/13	12/27/13	8
	12/20/13	01/02/14	13
	12/23/13	01/03/14	11
Malaysia	08/02/13	08/12/13	10
	08/05/13	08/13/13	8
	08/06/13	08/14/13	8
The Philippines	12/23/13	01/02/14	10
South Africa	03/14/13	03/22/13	8
	03/15/13	03/25/13	10
	03/18/13	03/26/13	8
	03/19/13	03/27/13	8
	03/20/13	03/28/13	8
59

2013
Country	Trade Date	Settlement Date	Number of Days to Settle
	03/22/13	04/02/13	11
	03/25/13	04/03/13	8
	03/26/13	04/04/13	8
	03/27/13	04/05/13	8
	03/28/13	04/08/13	11
	04/24/13	05/02/13	8
	04/25/13	05/03/13	8
	04/26/13	05/06/13	10
	04/29/13	05/07/13	8
	04/30/13	05/08/13	8
	06/10/13	06/18/13	8
	06/11/13	06/19/13	8
	06/12/13	06/20/13	8
	06/13/13	06/21/13	8
	06/14/13	06/24/13	10
	08/02/13	08/12/13	10
	08/05/13	08/13/13	8
	08/06/13	08/14/13	8
	08/07/13	08/15/13	8
	08/08/13	08/16/13	8
	09/17/13	09/25/13	8
	09/18/13	09/26/13	8
	09/19/13	09/27/13	8
	09/20/13	09/30/13	10
	09/23/13	10/01/13	8
	12/11/13	12/19/13	8
	12/12/13	12/20/13	8
	12/13/13	12/23/13	10
	12/18/13	12/27/13	9
	12/19/13	12/30/13	11
	12/20/13	12/31/13	11
	12/23/13	01/02/14	10
	12/24/13	01/03/14	10
Taiwan	02/05/13	02/15/13	10
	02/06/13	02/18/13	12
Turkey	10/10/13	10/21/13	11
	10/11/13	10/22/13	11

*	These worst-case redemption cycles are based on information regarding regular holidays, which may be out of date. Based on changes in holidays, longer (worse) redemption cycles are possible.

Taxes

Regulated Investment Company Qualifications. The Fund intends to qualify for treatment as a separate RIC under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, the Fund must annually distribute at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of the Fund’s annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or non-U.S. currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net

60

income derived from interests in qualified publicly-traded partnerships (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains and other traditionally permitted mutual fund income); and (ii) at the close of each quarter of the Fund’s taxable year, (a) at least 50% of the market value of the Fund’s total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total assets may be invested in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer, of two or more issuers of which 20% or more of the voting stock is held by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly-traded partnerships.

Although, in general, the passive loss rules of the Internal Revenue Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to interests in qualified publicly-traded partnerships. The Fund’s investments in partnerships, including in qualified publicly-traded partnerships, may result in the Fund being subject to state, local, or non-U.S. income, franchise or withholding tax liabilities.

Taxation of RICs. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided that it satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, the Fund must distribute to its shareholders at least the sum of (i) 90% of its “investment company taxable income” (i.e., income other than its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. The Fund will be subject to income tax at regular corporate rates on any taxable income or gains that it does not distribute to its shareholders. If the Fund fails to qualify for any taxable year as a RIC or fails to meet the distribution requirement, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits. In such event, distributions to individuals should be eligible to be treated as qualified dividend income and distributions to corporate shareholders generally should be eligible for the dividends received deduction. Although the Fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year, the Fund will be subject to U.S. federal income taxation to the extent any such income or gains are not distributed. If the Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. If the Fund fails to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Fund had been liquidated) if it qualifies as a RIC in a subsequent year.

Excise Tax. The Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the 12 months ended October 31 of such year. For this purpose, however, any ordinary income or capital gain net income retained by the Fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. The Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

Net Capital Loss Carryforwards. Net capital loss carryforwards may be applied against any net realized capital gains in each succeeding year, until they have been reduced to zero.

Taxation of U.S. Shareholders. Dividends and other distributions by the Fund are generally treated under the Internal Revenue Code as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by the Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided such dividend is actually paid by the Fund during January of the following calendar year.

61

The Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if the Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (currently at a maximum rate of 35%) on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder’s income. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the IRS.

Distributions of net realized long-term capital gains, if any, that the Fund reports as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. All other dividends of the Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits (“regular dividends”) are generally subject to tax as ordinary income, subject to the discussion of qualified dividend income below.

If an individual receives a regular dividend qualifying for the long-term capital gains rates and such dividend constitutes an “extraordinary dividend,” and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An “extraordinary dividend” on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period, or (ii) in an amount greater than 20% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.

Distributions in excess of the Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder’s basis in shares of the Fund, and as a capital gain thereafter (if the shareholder holds shares of the Fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive and should have a cost basis in the shares received equal to such amount. Dividends paid by the Fund that are attributable to dividends received by the Fund from domestic corporations may qualify for the federal dividends received deduction for corporations.

Beginning in 2013, a 3.8% U.S. federal Medicare contribution tax will be imposed on net investment income, including interest, dividends, and capital gain, of U.S. individuals with income exceeding $200,000 (or $250,000 if married and filing jointly), and of estates and trusts.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If the Fund is the holder of record of any security on the record date for any dividends payable with respect to such security, such dividends will be included in the Fund’s gross income not as of the date received but as of the later of (a) the date such security became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the security would not be entitled to receive the declared, but unpaid, dividends); or (b) the date the Fund acquired such security. Accordingly, in order to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

In certain situations, the Fund may, for a taxable year, defer all or a portion of its capital losses and currency losses realized after October and certain ordinary losses realized after December until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October (or December) may affect the tax character of shareholder distributions.

62

Sales of Shares. Upon the sale or exchange of shares of the Fund, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and the shareholder’s basis in shares of the Fund. A redemption of shares by the Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. The Medicare contribution tax described above will apply to the sale of Fund shares.

If a shareholder incurs a sales charge in acquiring shares of the Fund, disposes of those shares within 90 days and then, on or before January 31 of the following calendar year, acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents shareholders from immediately deducting the sales charge by shifting their investments within a family of mutual funds.

Back-Up Withholding. In certain cases, the Fund will be required to withhold at the applicable withholding rate, and remit to the U.S. Treasury such amounts withheld from any distributions paid to a shareholder who: (i) has failed to provide a correct taxpayer identification number; (ii) is subject to back-up withholding by the IRS; (iii) has failed to certify to the Fund that such shareholder is not subject to back-up withholding; or (iv) has not certified that such shareholder is a U.S. person (including a U.S. resident alien). Back-up withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Sections 351 and 362. The Company, on behalf of the Fund, has the right to reject an order for a purchase of shares of the Fund if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to Sections 351 and 362 of the Internal Revenue Code, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. If the Fund’s basis in such securities on the date of deposit was less than market value on such date, the Fund, upon disposition of the securities, would recognize more taxable gain or less taxable loss than if its basis in the securities had been equal to market value. It is not anticipated that the Company will exercise the right of rejection except in a case where the Company determines that accepting the order could result in material adverse tax consequences to the Fund or its shareholders. The Company also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Taxation of Certain Derivatives. The Fund’s transactions in zero coupon securities, non-U.S. currencies, forward contracts, options and futures contracts (including options and futures contracts on non-U.S. currencies), to the extent permitted, will be subject to special provisions of the Internal Revenue Code (including provisions relating to “hedging transactions” and “straddles”) that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any zero coupon security, non-U.S. currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a RIC.

The Fund’s investments in so-called “Section 1256 contracts,” such as regulated futures contracts, most non-U.S. currency forward contracts traded in the interbank market and options on most security indexes, are subject to special tax rules. All Section 1256 contracts held by the Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund’s income as if each position had been sold for its

63

fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in Section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.

As a result of entering into swap contracts, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year). With respect to certain types of swaps, the Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss.

Qualified Dividend Income. Distributions by the Fund of investment company taxable income (including any short-term capital gains), whether received in cash or shares, will be taxable either as ordinary income or as qualified dividend income, eligible for the reduced maximum rate to individuals of 15% (0% for individuals in lower tax brackets) to the extent the Fund receives qualified dividend income on the securities it holds and the Fund reports the distribution as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable U.S. corporations (but generally not from U.S. REITs) and certain non-U.S. corporations (e.g., non-U.S. corporations that are not “passive foreign investment companies” and which are incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States (where the dividends are paid with respect to such stock)). Under current IRS guidance, the United States has appropriate comprehensive income tax treaties with the following countries: Australia, Austria, Bangladesh, Barbados, Belgium, Bulgaria, Canada, China (but not with Hong Kong, which is treated as a separate jurisdiction for U.S. tax purposes), Cyprus, the Czech Republic, Denmark, Egypt, Estonia, Finland, France, Germany, Greece, Hungary, Iceland, India, Indonesia, Ireland, Israel, Italy, Jamaica, Japan, Kazakhstan, Latvia, Lithuania, Luxembourg, Malta, Mexico, Morocco, the Netherlands, New Zealand, Norway, Pakistan, the Philippines, Poland, Portugal, Romania, Russia, the Slovak Republic, Slovenia, South Africa, South Korea, Spain, Sri Lanka, Sweden, Switzerland, Thailand, Trinidad and Tobago, Tunisia, Turkey, Ukraine, the United Kingdom, and Venezuela. Substitute payments received by the Fund for securities lent out by the Fund will not be qualified dividend income.

A dividend from the Fund will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for 61 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become ex-dividend with respect to such dividend or the Fund fails to satisfy those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder (or, in the case of certain preferred stocks, the holding requirement of 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend with respect to such dividend); (ii) the Fund or the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property; or (iii) the shareholder elects to treat such dividend as investment income under Section 163(d)(4)(B) of the Internal Revenue Code. Dividends received by the Fund from a REIT or another RIC may be treated as qualified dividend income only to the extent the dividend distributions are attributable to qualified dividend income received by such REIT or other RIC. It is expected that dividends received by the Fund from a REIT and distributed to a shareholder generally will be taxable to the shareholder as ordinary income. The maximum 15% rate on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2012. Distributions by the Fund of its net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of the Fund’s net capital gains will be taxable as long-term capital gains.

If you lend your Fund shares pursuant to securities lending arrangements, you may lose the ability to use non-U.S. tax credits passed through by the Fund or to treat Fund dividends (paid while the shares are held by the borrower) as qualified dividends. Consult your financial intermediary or tax advisor. If you enter into a short sale with respect to shares of the Fund, substitute payments made to the lender of such shares may not be deductible. Consult your financial intermediary or tax advisor.

Corporate Dividends Received Deduction. Dividends paid by the Fund that are attributable to dividends received by the Fund from U.S. corporations may qualify for the U.S. federal dividends received deduction for corporations. A 46-day minimum holding period during the 90-day period that begins 45 days prior to ex-dividend date (or 91-day minimum holding period

64

during the 180 period beginning 90 days prior to ex-dividend date for certain preference dividends) during which risk of loss may not be diminished is required for the applicable shares, at both the Fund and shareholder level, for a dividend to be eligible for the dividends received deduction. Restrictions may apply if indebtedness, including a short sale, is attributable to the investment.

Issues Related to India and Mauritius Taxes. The following discussion does not address the effect on investors, including residents of India and citizens of India (whether or not residing in India or other countries, including the United States), of holding shares of the Fund. Investors should consult their own tax advisors as to these issues based upon their own personal situations.

Indian tax matters discussed herein are based on the provisions of the ITA, the provisions of the DTAA and other laws currently in force as of the date of this SAI. All such laws and the DTAA are subject to prospective and retrospective legislative amendment, administrative rulings and judicial review.

The Fund will invest in India through the Subsidiary. For U.S. federal income tax purposes, the Subsidiary has elected to be treated as an entity disregarded from its owner. Thus, for U.S. federal tax purposes, any income or loss realized by the Subsidiary will be treated as realized by the Fund. Therefore, any investment made by the Fund into the Subsidiary and any distributions received by the Fund from the Subsidiary are disregarded for U.S. federal tax purposes. Furthermore, there is no tax on the Fund’s investment in the Subsidiary or on distributions made from the Subsidiary to the Fund.

No investor will be subject to taxation in India unless such investor is a resident of India or if a non-resident, has an Indian source income or income received (whether accrued or otherwise) in India. The taxation of the Subsidiary and the Fund in India is governed by the provisions of the ITA, read with the provisions of the DTAA. As per Section 90(2) of the ITA, the provisions of the ITA would apply to the extent they are more beneficial than the provisions of the DTAA. In order to claim the beneficial provisions of the DTAA, the Subsidiary must be a tax resident of Mauritius. Because the Subsidiary is a tax resident of Mauritius, only the Subsidiary would be subject to Indian taxes.

It is expected that the Fund will not be subject to tax in India on any income distribution made to it. On the assumption that all investments of the Fund in India will be through the Subsidiary (entitled to DTAA benefits as described above) and will have no permanent establishment in India, the Fund should not be subject to any taxation in India on any gain realized on the disposal, repurchase or redemption of shares.

The Central Board of Direct Taxes in India in its Circular 789, issued on April 13, 2000, concluded that a valid residence certificate issued by the Mauritius authorities demonstrated Mauritian residency for purposes of establishing eligibility to qualify for benefits under the DTAA. The Circular was subject to judicial challenge in India by those asserting that the standards for establishing Mauritian residency for purposes of the obtaining such a certificate were insufficient to establish residency for purposes of the DTAA. The Circular was successfully overturned in certain lower Indian courts but was eventually upheld by the highest applicable court, the Supreme Court of India, on October 7, 2003, accordingly the Subsidiary should be eligible for benefits under the DTAA. However, recently issued rulings suggest that a number of factors are being considered by the Indian tax administration when assessing whether a foreign entity is eligible for the benefit of the provisions of a tax treaty, including, among others, the place of management of the foreign resident company and the level of substance in the jurisdiction in which it is incorporated. In addition, both the Indian tax administration and Indian courts seem to be very aggressive towards structures involving offshore funds investing directly or indirectly in India, in particular from Mauritius.

The Subsidiary has been incorporated in Mauritius and has obtained a tax residency certificate from the Mauritius authorities that establishes its residency in Mauritius under the DTAA. The certificate must be renewed annually. The Fund will expect the Subsidiary to maintain its Mauritius tax residency, but it cannot be assured that the Mauritius authorities will successfully renew its certificate of tax residence annually or that it will continue to be eligible to the DTAA benefits.

The Subsidiary holds a Category 1 Global Business License issued by the Financial Services Commission of Mauritius. The Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of foreign tax credits which allows a tax credit against Mauritian taxes for foreign tax on a Mauritian entity’s foreign source income effectively reduces the Mauritius income tax rate to a maximum of 3% because the system presumes, in the absence of evidence, that the foreign tax paid is equal to 80% of the Mauritian tax. Further, the Subsidiary is not subject to capital gains tax in Mauritius

65

nor is it subject to tax in Mauritius on any gains from the sale of securities. Any dividends paid by the Subsidiary to the Fund will also be exempt from tax in Mauritius.

The Subsidiary will attempt to abide by the requirements of the DTAA, to maintain its residency in Mauritius, and to ensure that management and control of the Subsidiary remain in Mauritius. Therefore, so long as the DTAA is in force, the Subsidiary expects to continue to enjoy the benefits provided under the DTAA but this cannot be assured. The Indian press has recently reported that India is seeking to renegotiate the DTAA. It is therefore uncertain whether the terms of this treaty will be renegotiated or subject to a different interpretation in the future. Any change in the provisions of the DTAA or in its applicability to the Subsidiary could result in the Subsidiary and indirectly the Fund being subject to Indian income taxes, withholding taxes, and other taxes, as well as being subject to administrative or judicial assertion of such tax liabilities by the tax authorities of India. This could significantly reduce the return of the Fund on its investments and the return received by Fund shareholders. Further, it is possible even with renegotiation of the DTAA that the Indian tax authorities may seek to take the position that the Fund is not entitled to the benefits of the DTAA.

The Subsidiary is expected to have income in the form of capital gains, income from dividends and income from interest. The Indian tax consequences for the Subsidiary on account of the application of the DTAA, read with the provisions of the ITA, would be as follows (the rates are inclusive of applicable surcharges):

  Capital gains resulting from the sale of Indian securities (including depositary receipts issued by Indian companies) will not be subject to tax in India, provided the Subsidiary does not have Permanent Establishments (“PE”) in India;
  Dividends on shares received from an Indian company on which dividend distribution tax has been paid are exempt from tax in the hands of the shareholders. However, the Indian company distributing dividends is subject to a dividend distribution tax at the rate of 16.223%; and
  Interest paid to the Subsidiary in respect of the debt obligations of Indian issuers will be subject to Indian income tax. The tax rate, in the case of rupee-denominated debt obligations, is 42.024%. In the case of foreign currency-denominated debt obligations, the tax rate is 21.012%. However, if the Subsidiary is a SEBI registered sub-account, the interest from securities will be subject to tax at the rate of 21.012%.

In the event that the benefits of the DTAA are not available to the Subsidiary, or if the Subsidiary is held to have PE in India, taxation of interest and dividend income of the Subsidiary would be the same as described above. The taxation of capital gains would be as follows:

  Long-term capital gains (being gains on sale of securities held for a period of more than twelve months) listed on a recognized stock exchange would not be taxable in India provided Securities Transaction Tax (“STT”) has been paid on the same (as discussed below);
  Short-term capital gains (being gains on sale of securities held for a period of twelve months or less) from the sale of Indian securities listed on a recognized stock exchange will be taxed at the rate of 15.759% provided STT has been paid on the same;
  Capital gains realized on sale of listed equity shares not executed on a recognized stock exchange in India and other Indian-listed securities would be taxed at the rate of 21.012% for long-term gains and at 42.024% in the case of short-term gains;*
  Long-term capital gains arising to the Subsidiary from the sale of unlisted securities will be taxed at the rate of 21.012% and short-term capital gains will be taxed at the rate of 42.024%; and
  Capital gains arising from the transfer of depositary receipts outside India between non-resident investors will not be subject to tax in India.

*	However, if the Subsidiary is a SEBI registered sub-account, the rates will be 10.506% and 31.518%, respectively.

In a ruling issued by the Authority for Advance Rulings in India, gains earned by a private equity fund based in Mauritius were held to be “business income.” It is possible that the Indian tax authorities may take a similar view in the case of the Subsidiary. In that event, such gains will not be taxable in India so long as the Fund/Subsidiary do not have a PE in India. In the event that the Fund/Subsidiary are held to have a PE in India, gains attributable to the PE would be taxable in India at the rate of 42.024%.

Indian Minimum Alternative Tax

66

In the event that the benefits of the DTAA are not available to the Subsidiary, or if the Subsidiary is held to have PE in India, the Subsidiary may be subject to a Minimum Alternate Tax (“MAT”). In the event that a company’s tax liability is less than 18% of its book profits, then instead of paying income tax at rates provided otherwise under the ITA, the company will pay MAT on the adjusted book profits as prescribed below:

Companies	For taxable income exceeding INR 10 million	For taxable income less than or equal to INR 10 million
Indian company	20.008%	19.055%

Foreign company having a permanent establishment in India (including a branch and a project office)	19.436%	19.055%

Indian Securities Transaction Tax

All transactions entered on a recognized stock exchange in India will be subject to STT levied on the transaction value. In the case of the purchase/sale of listed equity shares which is settled by way of actual delivery or transfer of the equity share, STT will be levied at the rate of 0.125% on both the buyer and seller of the equity share. For sale of equity shares settled otherwise than by way actual delivery or transfer of the equity share, STT will be levied at the rate of 0.025% on the seller of the equity share. A seller of derivatives would be subjected to an STT of 0.017%. The STT can be set off against business income tax calculated as per provisions of ITA.

The foregoing is based upon current interpretation and practice and is subject to future changes in the tax laws of India or Mauritius and in the DTAA. Any change in the DTAA’s application could have a material adverse affect on the returns of the Fund. Further, it is possible that the Indian tax authorities may seek to take the position that the Fund is not entitled to the benefits of the DTAA.

The Direct Taxes Code, 2010

The New Taxes Code has been tabled before the Lok Sabha (the lower house of the Indian Parliament), which, if enacted, will replace the existing ITA with effect from April 1, 2012. The New Taxes Code proposes several changes in the tax regime and administration thereof. There are several provisions therein which may severely impact the proposed structure, including the following, which are based on the current draft of the New Taxes Code that may not be enacted in the current draft form:

  General anti-avoidance rules would apply (depending on rules yet to be framed by the Indian government) where foreign entities claiming the benefit of a tax treaty lack commercial substance in their country of incorporation. In cases where such anti-avoidance provisions are successfully invoked, the provisions of applicable tax treaties would be overridden.
  Specific rules with respect to the documentation to be provided by a foreign entity which claims the benefit of a tax treaty into which India entered. In particular, the current draft of the New Taxes Code provides that a person shall be entitled to claim relief under the relevant tax treaty only upon receipt of a tax residency certificate in the “prescribed form.” Currently, there is no guidance on what the “prescribed form” is. This seems to suggest that a certificate of residence would be the minimum requirement for treaty entitlement.
  The Subsidiary can be considered to be a resident in India if its place of effective management at any time in the year is in India. “Place of effective management” is defined in the New Taxes Code as (i) the place where the board of directors of the company or its executive directors, as the case may be, make their decisions; or (ii) in a case where the board of directors routinely approve the commercial and strategic decisions made by the executive directors or officers of the company, the place where such executive directors or officers of the company perform their functions.

Excess Inclusion Income. Under current law, the Fund will block unrelated business taxable income from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize unrelated business taxable income by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Section 514(b) of the Internal Revenue Code. Certain types of income received by the Fund from REITs, real estate mortgage investment conduits, taxable mortgage pools or other investments may cause the Fund to report some or all of its distributions as “excess inclusion income.” To Fund shareholders, such excess

67

inclusion income may (i) constitute taxable income, as unrelated business taxable income for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (ii) not be offset by otherwise allowable deductions for tax purposes; (iii) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (iv) cause the Fund to be subject to tax if certain “disqualified organizations,” as defined by the Internal Revenue Code, are Fund shareholders. If a charitable remainder annuity trust or a charitable remainder unitrust (each as defined in Section 664 of the Internal Revenue Code) has unrelated business taxable income (“UBTI”) for a taxable year, a 100% excise tax on the UBTI is imposed on the trust.

Non-U.S. Investments. Under Section 988 of the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a non-U.S. currency and the time the Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. In general, gains (and losses) realized on debt instruments will be treated as Section 988 gain (or loss) to the extent attributable to changes in exchange rates between the U.S. dollar and the currencies in which the instruments are denominated. Similarly, gains or losses on non-U.S. currency, non-U.S. currency forward contracts and certain non-U.S. currency options or futures contracts denominated in non-U.S currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss unless the Fund were to elect otherwise.

The Fund may be subject to non-U.S. income taxes withheld at the source. The Fund, if permitted to do so, may elect to “pass through” to its investors the amount of non-U.S. income taxes paid by the Fund provided that the Fund held the security on the dividend settlement date and for at least 15 additional days immediately before and/or thereafter, with the result that each investor with respect to shares of the Fund held for a minimum 16-day holding period at the time of deemed distribution will (i) include in gross income, even though not actually received, the investor’s pro rata share of the Fund’s non-U.S. income taxes, and (ii) either deduct (in calculating U.S. taxable income, but only for investors who itemize their deductions on their personal tax returns) or credit (in calculating U.S. federal income tax) the investor’s pro rata share of the Fund’s non-U.S. income taxes. A non-U.S. person invested in the Fund in a year that the Fund elects to “pass through” its non-U.S. taxes may be treated as receiving additional dividend income subject to U.S. withholding tax. A non-U.S. tax credit may not exceed the investor’s U.S. federal income tax otherwise payable with respect to the investor’s non-U.S. source income. For this purpose, shareholders must treat as non-U.S. source gross income (i) their proportionate shares of non-U.S. taxes paid by the Fund and (ii) the portion of any dividend paid by the Fund that represents income derived from non-U.S. sources; the Fund’s gain from the sale of securities will generally be treated as U.S.-source income. Certain limitations will be imposed to the extent to which the non-U.S. tax credit may be claimed.

Passive Foreign Investment Companies. If the Fund purchases shares in “passive foreign investment companies” (“PFICs”), it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.

If the Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Internal Revenue Code, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.

Alternatively, the Fund may make a mark-to-market election that would result in the Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, the Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the IRS. By making the election, the Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The Fund may have to distribute this “phantom” income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax.

68

The Fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effects of these rules.

Reporting. If a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a RIC are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Other Taxes. Dividends, distributions and redemption proceeds may also be subject to additional state, local and non-U.S. taxes depending on each shareholder’s particular situation.

Taxation of Non-U.S. Shareholders. Dividends paid by the Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. Dividends paid by the Fund from net tax-exempt income or long-term capital gains are generally not subject to such withholding tax. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to back-up withholding at the appropriate rate.

In general, U.S. federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, tax-exempt interest dividends, or upon the sale or other disposition of shares of the Fund. If the Fund’s direct or indirect interests in U.S. real property were to exceed certain levels, distributions to a non-U.S. shareholder from the Fund attributable to a REIT’s distribution to the Fund of gain from a sale or exchange of a U.S. real property interest and, in the case of a non-U.S. shareholder owning more than 5% of the class of shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years, the gain on redemption will be treated as real property gain subject to additional taxes or withholding and may result in the non-U.S. shareholder having additional filing requirements.

For taxable years beginning before January 1, 2012, distributions that the Fund reports as “short-term capital gain dividends” or “long-term capital gain dividends” are not treated as such to a recipient non-U.S. shareholder if the distribution is attributable to gain received from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation and the Fund’s direct or indirect interests in U.S. real property exceed certain levels. Instead, if the non-U.S. shareholder has not owned more than 5% of the outstanding shares of the Fund at any time during the one year period ending on the date of distribution, such distribution is subject to 30% withholding by the Fund and is treated as ordinary dividends to the non-U.S. shareholder; if the non-U.S. shareholder owned more than 5% of the outstanding shares of the Fund at any time during the one year period ending on the date of the distribution, such distribution is treated as real property gain subject to 35% withholding tax and could subject the non-U.S. shareholder to U.S. filing requirements. Additionally, if the Fund’s direct or indirect interests in U.S. real property were to exceed certain levels, a non-U.S. shareholder realizing gains upon redemption from the Fund on or before December 31, 2011 could be subject to the 35% withholding tax and U.S. filing requirements unless more than 50% of the Fund’s shares were owned by U.S. persons at such time or unless the non-U.S. person had not held more than 5% of the Fund’s outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years.

The rules laid out in the previous two paragraphs, other than the withholding rules, will apply notwithstanding the Fund’s participation in a wash sale transaction or its payment of a substitute dividend.

Provided that 50% or more of the value of the Fund’s stock is held by U.S. shareholders, distributions of U.S. real property interests (including securities in a U.S. real property holding corporation, unless such corporation is regularly traded on an established securities market and the Fund has held 5% or less of the outstanding shares of the corporation during the five-year period ending on the date of distribution) occurring on or before December 31, 2011, in redemption of a foreign shareholder’s shares of the Fund will cause the Fund to recognize gain. If the Fund is required to recognize gain, the amount

69

of gain recognized will be equal to the fair market value of such interests over the Fund’s adjusted bases to the extent of the greatest foreign ownership percentage of the Fund during the five-year period ending on the date of redemption.

For taxable years beginning before January 1, 2012, properly reported dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income), or (ii) are paid in respect of the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, the Fund may report all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

A 30% withholding tax will be imposed on dividends paid after December 31, 2013, and redemption proceeds paid after December 31, 2014, to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders; and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to enter into agreements with the IRS that state that they will provide the IRS information, including the name, address and taxpayer identification number of direct and indirect U.S. account holders; comply with due diligence procedures with respect to the identification of U.S. accounts; report to the IRS certain information with respect to U.S. accounts maintained; agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information; and determine certain other information as to their account holders. Other foreign entities will need to provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership, unless certain exceptions apply.

Shares of the Fund held by a non-U.S. shareholder at death will be considered situated within the United States and subject to the U.S. estate tax for decedents dying after December 31, 2011, with a lookthrough rule applying before such date.

The foregoing discussion is a summary of certain material U.S. federal income tax considerations only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisors as to the tax consequences of investing in such shares, including consequences under state, local and non-U.S. tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date of this SAI. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

Financial Statements

Financial statements for the Fund are not available because, as of the date of this SAI, the Fund has no financial information to report.

Miscellaneous Information

Counsel. Willkie Farr & Gallagher LLP, located at 787 Seventh Avenue, New York, NY 10019, is counsel to the Company.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, located at Three Embarcadero Center, San Francisco, CA 94111 serves as the Company’s independent registered public accounting firm, audits the Fund’s financial statements, and may perform other services.

Shareholder Communications to the Board. The Board has established a process for shareholders to communicate with the Board. Shareholders may contact the Board by mail. Correspondence should be addressed to iShares Board of Directors, c/o BlackRock Institutional Trust Company, N.A. – Mutual Fund Administration, 400 Howard Street, San Francisco, CA 94105.

70

Shareholder communications to the Board should include the following information: (i) the name and address of the shareholder; (ii) the number of shares owned by the shareholder; (iii) the Fund(s) of which the shareholder owns shares; and (iv) if these shares are owned indirectly through a broker, financial intermediary or other record owner, the name of the broker, financial intermediary or other record owner. All correspondence received as set forth above shall be reviewed by the Secretary of the Company and reported to the Board.

71

IS-SAI-EGRW-1211

iShares, Inc.

File Nos. 33-97598 and 811-09102

Part C

Other Information

Item 28. Exhibits	PEA # 189

Exhibit Number	Description

(a.1)	Articles of Restatement, filed September 15, 2006, are incorporated herein by reference to Post-Effective Amendment No. 31 to the Registration Statement, filed on December 22, 2006 (“PEA No. 31”).

(a.2)	Articles of Amendment, filed December 20, 2006, are incorporated herein by reference to PEA No. 31.

(a.3)	Articles Supplementary, filed December 20, 2006, are incorporated herein by reference to PEA No. 31.

(a.4)	Articles Supplementary, filed July 18, 2007, are incorporated herein by reference to Post-Effective Amendment No. 35 to the Registration Statement, filed on July 19, 2007.

(a.5)	Articles of Amendment, filed March 5, 2008, are incorporated herein by reference to Post-Effective Amendment No. 55 to the Registration Statement, filed on March 26, 2008 (“PEA No. 55”).

(a.6)	Articles Supplementary, filed March 5, 2008, are incorporated herein by reference to PEA No. 55.

(a.7)	Articles Supplementary, dated June 19, 2008, are incorporated herein by reference to Post-Effective Amendment No. 79, filed on December 23, 2008.

(a.8)	Articles Supplementary, dated February 24, 2009, are incorporated herein by reference to Post-Effective Amendment No. 100, filed on September 28, 2009.

(a.9)	Articles Supplementary, dated December 10, 2009, are incorporated herein by reference to Post-Effective Amendment No. 105, filed on December 23, 2009 (“PEA No. 105”).

(a.10)	Articles Supplementary, dated March 18, 2011, are incorporated herein by reference to Post-Effective Amendment No. 132, filed on June 30, 2011 (“PEA No. 132”).

(a.11)	Articles Supplementary, dated September 7, 2011, are incorporated herein by reference to Post-Effective Amendment No. 140, filed on September 9, 2011 (“PEA No. 140”).

(a.12)	Articles Supplementary, dated September 15, 2011, are incorporated herein by reference to Post-Effective Amendment No. 151, filed on October 6, 2011 (“PEA No. 151”).

(a.13)	Articles Supplementary, dated October 31, 2011, are incorporated herein by reference to Post-Effective Amendment No. 160, filed on November 1, 2011.

(b.1)	Amended and Restated By-Laws, dated April 20, 2010, are incorporated herein by reference to Post-Effective Amendment No. 113 to the Registration Statement, filed on April 30, 2010 (“PEA No. 113”).

(c)	None

(d.1)	Investment Advisory Agreement, dated December 1, 2009, between Registrant and BlackRock Fund Advisors (“BFA”) is incorporated herein by reference to PEA No. 105.

(d.2)	Schedule A to Investment Advisory Agreement between Registrant and BFA is incorporated herein by reference to Post-Effective Amendment No. 186, filed on December 30, 2011 (“PEA No. 186”).

(d.3)	Schedule A to the Investment Advisory Agreement between iShares Trust and BFA is incorporated herein by reference to PEA No. 186.

(d.4)	Schedule A to the Investment Advisory Agreement between iShares MSCI Russia Capped Index Fund, Inc. and BFA is incorporated herein by reference to Post-Effective Amendment No. 174 to the Registration Statement, filed on December 20, 2011.

(d.5)	Master Advisory Fee Waiver Agreement, dated December 1, 2009, between Registrant and BFA for iShares MSCI Emerging Markets Index Fund is incorporated herein by reference to Post-Effective Amendment No. 120 to the Registration Statement, filed on December 17, 2010 (“PEA No. 120”).

(d.6)	Schedule A, dated December 6, 2011, to the Master Advisory Fee Waiver Agreement to be filed by amendment.

(d.7)	Form of Participation Agreement is incorporated herein by reference to Post-Effective Amendment No. 133 to the Registration Statement, filed on July 25, 2011.

(d.8)	Sub-Advisory Agreement, dated December 1, 2010, between BFA and BlackRock International Limited is incorporated herein by reference to Post-Effective Amendment No. 156 to the Registration Statement, filed on October 18, 2011 (“PEA No. 156”).

(d.9)	Appendix A to the Sub-Advisory Agreement is incorporated herein by reference to PEA No. 156.

(e.1)	Distribution Agreement, dated March 27, 2000, between Registrant and SEI Investments Distribution Co. (“SEI”), is incorporated herein by reference to Post-Effective Amendment No. 18 to the Registration Statement, filed on December 29, 2000 (“PEA No. 18”).

(e.2)	Exhibit A to Distribution Agreement is incorporated herein by reference to PEA No. 186.

(e.3)	Form of Authorized Participant Agreement is incorporated herein by reference to Post-Effective Amendment No. 27 to the Registration Statement, filed on December 30, 2003.

(e.4)	Form of Sales and Investor Services Agreement incorporated herein by reference to PEA No. 18.

(f)	None.

(g)	Service Module for Custodial Services is incorporated herein by reference to PEA No. 140.

(h.1)	Master Services Agreement, dated April 21, 2011, between the Registrant and State Street Bank and Trust Company (“State Street”) is incorporated herein by reference to PEA No. 132.

(h.2)	Exhibit A to the Master Services Agreement is incorporated herein by reference to PEA No. 186.

(h.3)	Service Module for Fund Administration and Accounting Services is incorporated herein by reference to PEA No. 140.

(h.4)	Service Module for Transfer Agency Services is incorporated herein by reference to PEA No. 140.

(h.5)	Sub-License Agreement between Registrant and BlackRock Institutional Trust Company, N.A. (“BTC”)[1] with respect to the use of the MSCI Indexes, dated May 8, 2000, is incorporated herein by reference to exhibit (h.4) to PEA No. 18.

(h.6)	Amendment to the Sub-License Agreement, dated March 18, 2000, between Registrant and BTC[1] with respect to the use of the MSCI Indexes is incorporated herein by reference to PEA No. 113.

(h.7)	Amended and Restated Securities Lending Agency Agreement, dated October 15, 2010, among the Registrant, iShares Trust, iShares MSCI Russia Capped Index Fund, Inc., iShares MSCI Emerging Markets Small Cap Index Fund, Inc. and BTC[1] is incorporated herein by reference to PEA No. 120.

(h.8)	Schedule A to the Amended and Restated Securities Lending Agency Agreement is incorporated herein by reference to PEA No. 186.

(h.9)	Form of Master Securities Loan Agreement (including forms of Annexes, Schedule and Appendix thereto) is incorporated herein by reference to Post-Effective Amendment No. 107, filed on January 29, 2010.

(i.)	Legal Opinion and Consent of Venable LLP is incorporated herein by reference to Post-Effective Amendment No. 185, filed on December 28, 2011.

(j)	Not applicable.

(k)	None.

(l.1)	Subscription Agreement between the Registrant and Funds Distributor, Inc. is incorporated herein by reference to Pre-Effective Amendment No. 3 to the Registration Statement, filed on March 6, 1996.

(l.2)	Letter of Representations among the Registrant, The Depository Trust Company (“DTC”) and Morgan Stanley Trust Company Exhibit is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement, filed on March 1, 1996, to the Company’s initial registration statement on Form N-1A filed on September 29, 1995.

(l.3)	Letter of Representations between the Registrant and DTC, dated May 5, 2000, is incorporated herein by reference to PEA No. 18.

(l.4)	Letter of Representations between the Registrant and DTC, dated October 15, 2001, is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registration Statement, filed on October 22, 2001.

(m)	Not applicable.

(n)	None.

(o)	Not applicable.

(p.1)	Code of Ethics of the Registrant is incorporated herein by reference to PEA No. 120.

(p.2)	Advisory Employee Investment Transaction Policy for BlackRock Affiliated Companies is incorporated herein by reference to PEA No. 120.

(p.3)	Code of Ethics for SEI Investments Distribution Co. (“SEI”) is incorporated herein by reference to PEA No. 140.

(q)	Powers of Attorney, each dated June 23, 2011, for Michael A. Latham, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G.C. Parker, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated herein by reference to PEA No. 132.

[1]	Prior to December 1, 2009, BTC was known as Barclays Global Investors, N.A.

Item 29. Persons Controlled By or Under Common Control with Registrant.

None.

Item 30. Indemnification.

It is the Fund’s policy to indemnify officers, directors, employees and other agents to the maximum extent permitted by Section 2-418 of the Maryland General Corporation Law, Article EIGHTH of the Fund’s Articles of Restatement, and Article VI of the Fund’s By-Laws (each set forth below).

Section 2-418 of the Maryland General Corporation Law reads as follows:

(a) (1) In this section the following words have the meanings indicated.

(2) “Corporation” includes any domestic or foreign predecessor entity of a corporation in a merger, consolidation, or other transaction in which the predecessor’s existence ceased upon consummation of the transaction.

(3) “Director” means any person who is or was a director of a corporation and any person who, while a director of a corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, limited liability company, other enterprise, or employee benefit plan.

(4) “Expenses” include attorney’s fees.

(5) “Official capacity” means the following:

(i) When used with respect to a director, the office of director in the corporation; and

(ii) When used with respect to a person other than a director as contemplated in subsection (j) of this section, the elective or appointive office in the corporation held by the officer, or the employment or agency relationship undertaken by the employee or agent in behalf of the corporation.

(iii) “Official capacity” does not include service for any other foreign or domestic corporation or any partnership, joint venture, trust, other enterprise, or employee benefit plan.

(6) “Party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

(7) “Proceeding” means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.

(b) (1) A corporation may indemnify any director made a party to any proceeding by reason of service in that capacity unless it is established that:

(i) The act or omission of the director was material to the matter giving rise to the proceeding; and

1.	Was committed in bad faith; or

2.	Was the result of active and deliberate dishonesty; or

(ii) The director actually received an improper personal benefit in money, property, or services; or

(iii) In the case of any criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful.

(2) (i) Indemnification may be against judgments, penalties, fines, settlements, and reasonable expenses actually incurred by the director in connection with the proceeding.

(ii) However, if the proceeding was one by or in the right of the corporation, indemnification may not be made in respect of any proceeding in which the director shall have been adjudged to be liable to the corporation.

(3) (i) The termination of any proceeding by judgment, order, or settlement does not create a presumption that the director did not meet the requisite standard of conduct set forth in this subsection.

(ii) The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the director did not meet that standard of conduct.

(4) A corporation may not indemnify a director or advance expenses under this section for a proceeding brought by that director against the corporation, except:

(i) For a proceeding brought to enforce indemnification under this section; or

(ii) If the charter or bylaws of the corporation, a resolution of the board of directors of the corporation, or an agreement approved by the board of directors of the corporation to which the corporation is a party expressly provide otherwise.

(c) A director may not be indemnified under subsection (b) of this section in respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the director’s official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received.

(d) Unless limited by the charter:

(1) A director who has been successful, on the merits or otherwise, in the defense of any proceeding referred to in subsection (b) of this section, or in the defense of any claim, issue, or matter in the proceeding, shall be indemnified against reasonable expenses incurred by the director in connection with the proceeding, claim, issue, or matter in which the director has been successful.

(2) A court of appropriate jurisdiction, upon application of a director and such notice as the court shall require, may order indemnification in the following circumstances:

(i) If it determines a director is entitled to reimbursement under paragraph (1) of this subsection, the court shall order indemnification, in which case the director shall be entitled to recover the expenses of securing such reimbursement; or

(ii) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director has met the standards of conduct set forth in subsection (b) of this section or has been adjudged liable under the circumstances described in subsection (c) of this section, the court may order such indemnification as the court shall deem proper. However, indemnification with respect to any proceeding by or in the right of the corporation or in which liability shall have been adjudged in the circumstances described in subsection (c) of this section shall be limited to expenses.

(3) A court of appropriate jurisdiction may be the same court in which the proceeding involving the director’s liability took place.

(e) (1) Indemnification under subsection (b) of this section may not be made by the corporation unless authorized for a specific proceeding after a determination has been made that indemnification of the director is permissible in the circumstances because the director has met the standard of conduct set forth in subsection (b) of this section.

(2) Such determination shall be made:

(i) By the board of directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of one or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full board in which the designated directors who are parties may participate;

(ii) By special legal counsel selected by the board of directors or a committee of the board by vote as set forth in subparagraph (i) of this paragraph, or, if the requisite quorum of the full board cannot be obtained herefore and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate; or

(iii) By the stockholders.

(3) Authorization of indemnification and determination as to reasonableness of expenses shall be made in the same manner as the determination that indemnification is permissible. However, if the determination that indemnification is permissible is made by special legal counsel, authorization of indemnification and determination as to reasonableness of expenses shall be made in the manner specified in paragraph (2)(ii) of this subsection for selection of such counsel.

(4) Shares held by directors who are parties to the proceeding may not be voted on the subject matter under this subsection.

(f) (1) Reasonable expenses incurred by a director who is a party to a proceeding may be paid or reimbursed by the corporation in advance of the final disposition of the proceeding upon receipt by the corporation of:

(i) A written affirmation by the director of the director’s good faith belief that the standard of conduct necessary for indemnification by the corporation as authorized in this section has been met; and

(ii) A written undertaking by or on behalf of the director to repay the amount if it shall ultimately be determined that the standard of conduct has not been met.

(2) The undertaking required by paragraph (1)(ii) of this subsection shall be an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make the repayment.

(3) Payments under this subsection shall be made as provided by the charter, bylaws, or contract or as specified in subsection (e)(2) of this section.

(g) The indemnification and advancement of expenses provided or authorized by this section may not be deemed exclusive of any other rights, by indemnification or otherwise, to which a director may be entitled under the charter, the bylaws, a resolution of stockholders or directors, an agreement or otherwise, both as to action in an official capacity and as to action in another capacity while holding such office.

(h) This section does not limit the corporation’s power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when the director has not been made a named defendant or respondent in the proceeding.

(i) For purposes of this section:

(1) The corporation shall be deemed to have requested a director to serve an employee benefit plan where the performance of the director’s duties to the corporation also imposes duties on, or otherwise involves services by, the director to the plan or participants or beneficiaries of the plan;

(2) Excise taxes assessed on a director with respect to an employee benefit plan pursuant to applicable law shall be deemed fines; and

(3) Action taken or omitted by the director with respect to an employee benefit plan in the performance of the director’s duties for a purpose reasonably believed by the director to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

(j) Unless limited by the charter:

(1) An officer of the corporation shall be indemnified as and to the extent provided in subsection (d) of this section for a director and shall be entitled, to the same extent as a director, to seek indemnification pursuant to the provisions of subsection (d) of this section;

(2) A corporation may indemnify and advance expenses to an officer, employee, or agent of the corporation to the same extent that it may indemnify directors under this section; and

(3) A corporation, in addition, may indemnify and advance expenses to an officer, employee, or agent who is not a director to such further extent, consistent with law, as may be provided by its charter, bylaws, general or specific action of its board of directors, or contract.

(k) (1) A corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or who, while a director, officer, employee, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person’s position, whether or not the corporation would have the power to indemnify against liability under the provisions of this section.

(2) A corporation may provide similar protection, including a trust fund, letter of credit, or surety bond, not inconsistent with this section.

(3) The insurance or similar protection may be provided by a subsidiary or an affiliate of the corporation.

(l) Any indemnification of, or advance of expenses to, a director in accordance with this section, if arising out of a proceeding by or in the right of the corporation, shall be reported in writing to the stockholders with the notice of the next stockholders’ meeting or prior to the meeting.

Article EIGHTH of the Fund’s Articles of Restatement provides as follows:

The Corporation shall indemnify to the fullest extent permitted by law (including the Investment Company Act of 1940, as amended (the “1940 Act”)) any person made or threatened to be made a party to any action, suit or proceeding, whether criminal, civil, administrative or investigative, by reason of the fact that such person or such person’s testator or intestate is or was a director, officer or employee of the Corporation or serves or served at the request of the Corporation any other enterprise as director, officer or employee. To the fullest extent permitted by law (including the 1940 Act), expenses incurred by any such person in defending any such action, suit or proceeding shall be paid or reimbursed by the Corporation promptly upon receipt by it of an undertaking of such person to repay such expenses if it shall ultimately be determined that such person is not entitled to be indemnified by the Corporation. The rights provided to any person by this Article EIGHTH shall be enforceable against the Corporation by such person who shall be presumed to have relied upon it in serving or continuing to serve as a director, officer or employee as provided above. No amendment of this Article EIGHTH shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment. For purposes of this Article EIGHTH, the term “Corporation” shall include any predecessor of the Corporation and any constituent corporation (including any constituent of a constituent) absorbed by the Corporation in a consolidation or merger; the term “other enterprise” shall include any corporation, partnership, joint venture, trust or employee benefit plan; service “at the request of the Corporation” shall include service as a director, officer or employee of the corporation which imposes duties on, or involves services by, such director, officer or employee with respect to an employee benefit plan, its participants or beneficiaries; any excise taxes assessed on a person with respect to an employee benefit plan shall be deemed to be indemnifiable expenses; and action by a person with respect to any employee benefit plan which such person reasonably believes to be in the interest of the participants and beneficiaries of such plan shall be deemed to be action not opposed to the best interests of the Corporation.

Nothing in Article SEVENTH or in this Article EIGHTH protects or purports to protect any director or officer against any liability to the Corporation or its security holders to which he or she would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Article VI of the Fund’s Amended and Restated By-Laws provides as follows:

Section 1. Insurance. Subject to the provisions of the 1940 Act, the Corporation, directly, through third parties or through affiliates of the Corporation, may purchase, or provide through a trust fund, letter of credit or surety bond insurance on behalf of any person who is or was a Director, officer, employee or agent of the Corporation, or who, while a Director, officer, employee or agent of the Corporation, is or was serving at the request of the Corporation as a Director, officer, employee, partner, trustee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise against any liability asserted against and incurred by such person in any such capacity or arising out of such person’s position, whether or not the Corporation would have the power to indemnify such person against such liability.

Section 2. Indemnification and Advance of Expenses. To the maximum extent permitted by Maryland law, in effect from time to time, the Corporation shall indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, shall pay or reimburse reasonable expenses in advance of final disposition of a proceeding to (a) any individual who is a present or former director or officer of the Corporation and who is made, or threatened to be made, a party to the proceeding by reason of his or her service in any such capacity or (b) any individual who, while a director or officer of the Corporation and at the request of the Corporation, serves or has served as a director or officer of any other enterprise and who is made, or threatened to be made, a party to the proceeding by reason of his or her service in any such capacity. The Corporation may, with the approval of its Board of Directors or any duly authorized committee thereof, provide such indemnification and advance for expenses to a person who served a predecessor of the Corporation in any of the capacities described in (a) or (b) above and to any employee or agent of the Corporation or a predecessor of the Corporation. Any indemnification or advance of expenses made pursuant to this Article shall be subject to applicable requirements of the 1940 Act. The indemnification and payment of expenses provided in these Bylaws shall not be deemed exclusive of or limit in any way other rights to which any person seeking indemnification or payment of expenses may be or may become entitled under any bylaw, regulation, insurance, agreement or otherwise.

Neither the amendment nor repeal of this Article, nor the adoption or amendment of any other provision of the Bylaws or charter of the Corporation inconsistent with this Article, shall apply to or affect in any respect the applicability of the preceding paragraph with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.

Securities Act of 1933

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to directors, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a director, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Section 17.1 of the Master Services Agreement between Registrant and State Street provides as follows:

The Master Services Agreement provides that State Street will indemnify, defend and hold harmless the applicable Fund, its Affiliates, and its respective officers, directors, employees, agents and permitted successors and assigns from any and all damages, fines, penalties, deficiencies, losses, liabilities (including judgments and amounts reasonably paid in settlement) and expenses (including interest, court costs, reasonable fees and expenses of attorneys, accountants and other experts or other reasonable fees and expenses of litigation or other proceedings or of any claim, default or assessment) (“Losses”) arising from or in connection with any third party claim or threatened third party claim to the extent that such Losses are based on or arising out of any of the following: (a) breach by State Street or any State Street Personnel of any of its data protection, information security or confidentiality obligations hereunder or under a Service Module to which such Fund is a signatory; (b) any claim of infringement or misappropriation of any Intellectual Property Right alleged to have occurred because of systems or other Intellectual Property provided by or on behalf of State Street or based upon the performance of the Services (collectively, the “State Street Infringement Items”), except to the extent that such infringement or misappropriation relates to or results from; (i) changes made by any Fund or by a third party at the direction of a Fund to the State Street Infringement Items; (ii) changes to the State Street Infringement Items recommended by State Street and not made due to a request from any Fund, provided that State Street has notified such Fund that failure to implement such recommendation would result in infringement within a reasonable amount of time for such Fund to so implement following such notification; (iii) any Fund’s combination of the State Street Infringement Items with products or services not provided or approved in writing by State Street, except to the extent such combination arises out of any Fund’s use of the State Street Infringement Items in a manner consistent with the applicable business requirements documentation; (iv) designs or specifications that in themselves infringe and that are provided by or at the direction of any Fund (except in the event of a knowing infringement by State Street); or (v) use by a Fund of any of the State Street Infringement Items in a manner that is not consistent with the applicable business requirements documentation or otherwise not permitted under the Master Services Agreement or any Service Module; (c) any claim or action by, on behalf of, or related to, any prospective, then-current or former employees of State Street, arising from or in connection with a Service Module to which a Fund is a signatory, including: (i) any claim arising under occupational health and safety, worker’s compensation, ERISA or other applicable Law; (ii) any claim arising from the interview or hiring practices, actions or omissions of employees of State Street; (iii) any claim relating to any violation by employees of State Street, or its respective officers, directors, employees, representatives or agents, of any Law or any common law protecting persons or members of protected classes or categories, such laws or regulations prohibiting discrimination or harassment on the basis of a protected characteristic; and (iv) any claim based on a theory that such Fund is an employer or joint employer of any such prospective, then-current or former employees of State Street; (d) the failure by State Street to obtain, maintain, or comply with any governmental approvals as required under the Master Services Agreement and/or a Service Module to which such Fund is a signatory or such other failures as otherwise agreed by the Parties from time to time; (e) claims by third parties arising from claims by governmental authorities against such Customer for fines, penalties, sanctions, late fees or other remedies to the extent arising from or in connection with State Street’s failure to perform its responsibilities under the Master Services Agreement or any Service Module (except to the extent a Fund is not permitted as a matter of public policy to have such an indemnity for financial penalties arising from criminal actions); (f) claims by clients of State Street relating to services, products or systems provided by State Street or a Subcontractor to such client(s) in a shared or leveraged environment; (g) any claim initiated by an Affiliate or potential or actual Subcontractor of State Street asserting rights in connection with a Service Module to which such Fund is a signatory; or (h) other claims as otherwise agreed by the Parties from time to time.

Section 1.9 of the Distribution Agreement between Registrant and SEI Investments Distribution Co. provides as follows:

The Fund authorizes you and any dealers with whom you have entered into dealer agreements to use any prospectus in the form most recently furnished by the Fund in connection with the sale of Shares in Creation Units. The Fund agrees to indemnify, defend and hold you, your several officers and directors, and any person who controls you within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which you, your officers and directors, or any such controlling persons, may incur under the 1933 Act, the 1940 Act or common law or otherwise, (a) arising out of or on the basis of any untrue statement, or alleged untrue statement, of a material fact required to be stated in either any registration statement or any prospectus or any statement of additional information, or (b) arising out of or based upon any omission, or alleged omission, to state a material fact required to be stated in any registration statement, any prospectus or any statement of additional information or necessary to make the statements in any of them not misleading, (c) arising out of breach of any obligation, representation or warranty pursuant to this Agreement by the Fund, or (d) the Fund’s failure to comply with applicable securities laws, except that the Fund’s agreement to indemnify you, your officers or directors, and any such controlling person will not be deemed to cover any such claim, demand, liability or expense to the extent that it arises out of or is based upon any such untrue statement, alleged untrue statement, omission or alleged omission made in any registration statement, any prospectus or any statement of additional information in reliance upon information furnished by you, your officers, directors or any such controlling person to the Fund or its representatives for use in the preparation thereof, and except that the Fund’s agreement to indemnify you and the Fund’s representations and warranties set out in paragraph 1.8 of this Agreement will not be deemed to cover any liability to the Funds or their shareholders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties, or by reason of your reckless disregard of your obligations and duties under this Agreement (“Disqualifying Conduct”). The Fund’s agreement to indemnity you, your officers and directors, and any such controlling person, as aforesaid, is expressly conditioned upon the Fund’s being notified of any action brought against you, your officers or directors, or any such controlling person, such notification to be given by letter, by facsimile or by telegram addressed to the Fund at its address set forth above within a reasonable period of time after the summons or other first legal process shall have been served. The failure so to notify the Fund of any such action shall not relieve the Fund from any liability which the Fund may have to the person against whom such action is brought by reason of any such untrue, or alleged untrue, statement or omission, or alleged omission, otherwise than on account of the Fund’s indemnity agreement contained in this paragraph 1.9. The Fund will be entitled to assume the defense of any suit brought to enforce any such claim, demand or liability, but, in such case, such defense shall be conducted by counsel of good standing chosen by the Fund and approved by you. In the event the Fund elects to assume the defense of any such suit and retain counsel of good standing approved by you, the defendant or defendants in such suit shall bear the fees and expenses of any additional counsel retained by any of them; but in case the Fund does not elect to assume the defense of any such suit, the Fund will reimburse you, your officers and directors, or the controlling person or persons named as defendant or defendants in such suit, for the reasonable fees and expenses of any counsel retained by you or them. The Fund’s indemnification agreement contained in this paragraph 1.9 and the Fund’s representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of you, your officers and directors, or any controlling person, and shall survive the delivery of any Shares. This agreement of indemnity will inure exclusively to your benefit, to the benefit of your several officers and directors, and their respective estates, and to the benefit of any controlling persons or other affiliates, and their successors. The Fund agrees promptly to notify you of the commencement of any litigation or proceedings against the Fund or any of its officers or Board members in connection with the issue and sale of Shares.

In certain circumstances, an Authorized Participant may be deemed an affiliate of the Fund. Section 10 of the Authorized Participant Agreement provides indemnification of Authorized Participants as follows:

(b) The Distributor hereby agrees to indemnify and hold harmless the Participant, its respective subsidiaries, affiliated persons, directors, officers, employees and agents, and each person, if any, who controls such persons within the meaning of Section 15 of the 1933 Act (each an “Indemnified Party”) from and against any loss, liability, cost and expense (including attorneys’ fees) incurred by such Indemnified Party as a result of (i) any breach by the Distributor of any provision of this Agreement that relates to the Distributor; (ii) any failure on the part of the Distributor to perform any of its obligations set forth in this Agreement; (iii) any failure by the Distributor to comply with applicable laws, including rules and regulations of self-regulatory organizations; or (iv) actions of such Indemnified Party in reliance upon any representations made in accordance with the iShares Procedures Handbook reasonably believed by the Participant to be genuine and to have been given by the Distributor.

(c) The Participant shall not be liable to the Distributor for any damages arising out of (i) mistakes or errors in data provided in connection with purchase or redemption transactions except for data provided by the Participant, or (ii) mistakes or errors by or out of interruptions or delays of communications with the Distributor or any Indemnified Party who is a service provider to the Fund. The Participant shall not be liable for any action, representation, or solicitation made by the wholesalers of the Fund.

Item 31. Business and Other Connections of Investment Adviser.

The Fund is advised by BFA, a wholly-owned subsidiary of BTC, 400 Howard Street, San Francisco, CA 94105. BFA’s business is that of a registered investment adviser to certain open-end, management investment companies and various other institutional investors.

The directors and officers of BFA consist primarily of persons who during the past two years have been active in the investment management business. Each of the directors and executive officers of BFA will also have substantial responsibilities as directors and/or officers of BTC. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of BFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Name and Position	Principal Business(es) During the Last Two Fiscal Years
Laurence Fink Chairman	Director and Chairman of the Board of Directors of BFA and Chief Executive Officer and Director of BTC, 400 Howard Street, San Francisco, CA 94105

Anne Marie Petach Officer	Chief Financial Officer of BFA and Chief Financial Officer and Cashier of BTC, 400 Howard Street, San Francisco, CA 94105

Charles Hallac Officer	Co-Chief Operating Officer of BFA and BTC, 400 Howard Street, San Francisco, CA 94105

Michael Latham Officer	Co-Chief Operating Officer of BFA and BTC, 400 Howard Street, San Francisco, CA 94105

Susan Wagner Officer	Co-Chief Operating Officer of BFA and BTC, 400 Howard Street, San Francisco, CA 94105

Item 32.	Principal Underwriters:

(a)	Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant’s distributor, SEI acts as distributor for:

SEI Daily Income Trust

SEI Liquid Asset Trust

SEI Tax Exempt Trust

SEI Institutional Managed Trust

SEI Institutional International Trust

The Advisors’ Inner Circle Fund

The Advisors’ Inner Circle Fund II

Bishop Street Funds

SEI Asset Allocation Trust

SEI Institutional Investments Trust

CNI Charter Funds

iShares Trust

Causeway Capital Management Trust

BlackRock Funds III

ProShares Trust

Community Reinvestment Act Qualified Investment Fund

SEI Alpha Strategy Portfolios, LP

TD Asset Management USA Funds

SEI Structured Credit Fund, LP

Wilshire Mutual Funds, Inc.

Wilshire Variable Insurance Trust

Global X Funds

ProShares Trust II

Exchange Traded Concepts Trust

Schwab Strategic Trust

iShares MSCI Russia Capped Index Fund, Inc.

RiverPark Funds

Adviser Managed Trust Fund

Huntington Strategy Shares

SEI provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services (“Funds Evaluation”) and automated execution, clearing and settlement of securities transactions (“MarketLink”).

(b)	Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 25 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

Name	Position and Office with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	None
Edward D. Loughlin	Director	None
Wayne M. Withrow	Director	None
Kevin Barr	President & Chief Executive Officer	None
Maxine Chou	Chief Financial Officer, Chief Operations Officer & Treasurer	None
John Munch	General Counsel & Secretary	None
Karen LaTourette	Chief Compliance Officer & Asst. Secretary,
	Anti-Money Laundering Officer	None
Mark J. Held	Senior Vice President	None
Lori L. White	Vice President & Assistant Secretary	None
Robert Silvestri	Vice President	None
John Coary	Vice President & Assistant Secretary	None
John Cronin	Vice President	None

(c)	Not applicable.

Item 33. Location of Accounts and Records

(a) The Company maintains accounts, books and other documents required by Section 31(a) of the 1940 Act and the rules thereunder (collectively, the “Records”) at the offices of State Street, 200 Clarendon Street, Boston, MA 02116.

(b) BFA maintains all Records relating to its services as investment adviser at 400 Howard Street, San Francisco, CA, 94105.

(c) SEI maintains all Records relating to its services as distributor at One Freedom Valley Drive, Oaks, PA 19456.

(d) State Street maintains all Records relating to its services as transfer agent, fund accountant and custodian at 200 Clarendon Street, Boston, MA 02116.

Item 34. Management Services.

Not applicable.

Item 35. Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 189 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 30th day of December 2011.

iSHARES, INC.

By:
Michael Latham*
President and Director

Date: December 30, 2011

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 189 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Michael Latham*
President and Director

Date: December 30, 2011

John E. Martinez*
Director

Date: December 30, 2011

George G. C. Parker*
Director

Date: December 30, 2011

Cecilia H. Herbert*
Director

Date: December 30, 2011

Charles A. Hurty*
Director

Date: December 30, 2011

John E. Kerrigan*
Director

Date: December 30, 2011

Robert H. Silver*
Director

Date: December 30, 2011

Madhav V. Rajan*
Director

Date: December 30, 2011

Robert S. Kapito*
Director

Date: December 30, 2011

/s/ Jack Gee
Jack Gee
Treasurer

Date: December 30, 2011

*By:	/s/ Jack Gee
Jack Gee
Attorney in fact

Date: December 30, 2011

*	Powers of Attorney, each dated June 23, 2011, for Michael A. Latham, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G.C. Parker, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated herein by reference to PEA No. 132.